GOLDMAN SACHS BOND FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 57.7%
Advertising(a)(b) – 0.3%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$1,050,000	6.250%		06/15/25	$ 1,055,250
Terrier Media Buyer, Inc.
415,000	8.875		12/15/27	397,362

				1,452,612

Aerospace & Defense – 1.3%
Boeing Co.(a)
950,000	5.805		05/01/50	1,120,145
Bombardier, Inc.(a)(b)
150,000	7.500		03/15/25	97,875
Howmet Aerospace, Inc.(a)
1,358,000	6.875		05/01/25	1,475,046
Lockheed Martin Corp.(a)
25,000	3.800		03/01/45	30,383
5,000	4.090		09/15/52	6,542
Northrop Grumman Corp.
750,000	2.930	(a)	01/15/25	810,630
225,000	4.750		06/01/43	291,965
25,000	4.030	(a)	10/15/47	30,220
Raytheon Technologies Corp.
475,000	3.950	(a)	08/16/25	541,144
25,000	4.500		06/01/42	31,043
200,000	4.050	(a)	05/04/47	238,518
325,000	4.625	(a)	11/16/48	420,904
TransDigm, Inc.(a)
50,000	6.500		05/15/25	46,750
166,000	6.250	(b)	03/15/26	165,585
575,000	6.375		06/15/26	524,687
425,000	7.500		03/15/27	405,875

				6,237,312

Agriculture – 0.7%
Altria Group, Inc.(a)
775,000	3.800		02/14/24	848,098
65,000	4.400		02/14/26	74,740
Archer-Daniels-Midland Co.(a)
175,000	3.250		03/27/30	198,217

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Agriculture – (continued)
BAT Capital Corp.(a)
$840,000	3.222%		08/15/24	$ 897,750
15,000	3.215		09/06/26	16,096
55,000	4.700		04/02/27	63,194
35,000	4.390		08/15/37	38,159
25,000	4.758		09/06/49	28,250
100,000	5.282		04/02/50	121,017
Philip Morris International, Inc.
25,000	4.125		03/04/43	29,395
Reynolds American, Inc.
700,000	4.850		09/15/23	776,531

				3,091,447

Airlines(a) – 0.1%
Delta Air Lines, Inc.
675,000	7.375		01/15/26	653,063

				653,063

Apparel(a) – 0.0%
NIKE, Inc.
25,000	3.375		03/27/50	28,768

Automotive – 1.0%
BMW US Capital LLC(a)(b)
30,000	3.625		04/18/29	33,611
Daimler Finance North America LLC
40,000	8.500		01/18/31	60,936
Ford Motor Co.(a)
27,000	9.000		04/22/25	29,193
Ford Motor Credit Co. LLC(a)
900,000	4.140		02/15/23	880,765
250,000	4.687		06/09/25	243,576
General Motors Co.
425,000	5.400		10/02/23	459,744
225,000	4.000		04/01/25	233,807
50,000	5.950	(a)	04/01/49	52,082
General Motors Financial Co., Inc.(a)
60,000	4.150		06/19/23	62,710
300,000	4.300		07/13/25	314,544
10,000	5.250		03/01/26	10,898
30,000	4.350		01/17/27	31,191
125,000	5.650		01/17/29	139,210

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Hyundai Capital America
$70,000	2.750%		09/27/26	$ 69,620
Meritor, Inc.(a)(b)
165,000	6.250		06/01/25	166,650
The Goodyear Tire & Rubber Co.(a)
790,000	9.500		05/31/25	846,287
The Goodyear Tire & Rubber Co.(a)
1,200,000	5.125		11/15/23	1,146,000

				4,780,824

Banks – 13.6%
AIB Group PLC(b)
1,300,000	4.750		10/12/23	1,400,542
Banco do Brasil SA(a)(c)
(10 Year CMT + 4.398%)
200,000	6.250		10/29/49	175,400
(10 Year CMT + 6.362%)
200,000	9.000		06/29/49	206,000
Banco Santander SA
800,000	2.746		05/28/25	827,280
600,000	4.250		04/11/27	663,558
400,000	3.306		06/27/29	432,596
Bank of America Corp.
625,000	4.125		01/22/24	692,100
425,000	4.200		08/26/24	471,529
1,300,000	3.248	(a)	10/21/27	1,436,591
925,000	4.183	(a)	11/25/27	1,053,926
100,000	6.110		01/29/37	141,716
(3M USD LIBOR + 0.660%)
775,000	2.369	(a)(c)	07/21/21	775,713
(3M USD LIBOR + 0.940%)
875,000	3.864	(a)(c)	07/23/24	949,392
(3M USD LIBOR + 0.990%)
75,000	2.496	(a)(c)	02/13/31	78,485
(3M USD LIBOR + 1.190%)
525,000	2.884	(a)(c)	10/22/30	567,331
(3M USD LIBOR + 1.310%)
750,000	4.271	(a)(c)	07/23/29	882,495
(3M USD LIBOR + 1.575%)
525,000	3.824	(a)(c)	01/20/28	593,066
(3M USD LIBOR + 1.990%)
30,000	4.443	(a)(c)	01/20/48	38,720
(3M USD LIBOR + 3.150%)
600,000	4.083	(a)(c)	03/20/51	744,444

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Barclays PLC(a)(c)
(3M USD LIBOR + 1.400%)
$1,275,000	4.610%		02/15/23	$ 1,342,243
(3M USD LIBOR + 2.452%)
825,000	2.852		05/07/26	859,732
BNP Paribas SA(b)
1,750,000	3.500		03/01/23	1,852,812
550,000	3.375		01/09/25	594,704
(5 Year USD Swap + 4.149%)
200,000	6.625	(a)(c)	12/31/99	203,598
(SOFR + 2.074%)
350,000	2.219	(a)(c)	06/09/26	357,714
BPCE SA(b)
1,025,000	4.000		09/12/23	1,105,155
525,000	4.625		09/12/28	613,620
Canadian Imperial Bank of Commerce(a)(c) (3M USD LIBOR + 0.785%)
65,000	2.606		07/22/23	67,208
CIT Bank NA(a)(c) (SOFR + 1.715%)
600,000	2.969		09/27/25	561,270
Citigroup, Inc.
1,450,000	2.700	(a)	10/27/22	1,511,958
780,000	3.500		05/15/23	831,589
1,050,000	3.400		05/01/26	1,164,670
125,000	4.300		11/20/26	142,136
1,200,000	4.125		07/25/28	1,355,568
15,000	8.125		07/15/39	25,966
(3M USD LIBOR + 1.023%)
510,000	4.044	(a)(c)	06/01/24	553,972
(3M USD LIBOR + 1.563%)
15,000	3.887	(a)(c)	01/10/28	16,884
(SOFR + 1.422%)
550,000	2.976	(a)(c)	11/05/30	584,172
(SOFR + 3.914%)
450,000	4.412	(a)(c)	03/31/31	531,531
Citizens Financial Group, Inc.(a)
65,000	2.850		07/27/26	70,086
Comerica, Inc.(a)
65,000	3.700		07/31/23	69,701
Cooperatieve Rabobank UA
25,000	5.250		05/24/41	35,675
Credit Agricole SA(a)(b)(c)
(5 Year USD Swap + 4.319%)
250,000	6.875		12/31/99	258,865
(SOFR + 1.676%)
375,000	1.907		06/16/26	379,890

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Suisse AG
$450,000	2.800%		04/08/22	$ 466,862
300,000	2.950		04/09/25	324,339
Credit Suisse Group AG(a)(b)
875,000	4.282		01/09/28	978,714
(3M USD LIBOR + 1.410%)
525,000	3.869	(c)	01/12/29	578,492
Credit Suisse Group Funding Guernsey Ltd.
307,000	4.550		04/17/26	353,111
Deutsche Bank AG
65,000	4.100		01/13/26	68,996
Fifth Third Bancorp(a)
375,000	2.375		01/28/25	395,318
First Horizon National Corp.(a)
700,000	3.550		05/26/23	720,993
700,000	4.000		05/26/25	726,040
HSBC Holdings PLC
200,000	4.950		03/31/30	239,768
(3M USD LIBOR + 1.000%)
450,000	1.386	(a)(c)	05/18/24	446,967
(3M USD LIBOR + 1.055%)
625,000	3.262	(a)(c)	03/13/23	647,369
(3M USD LIBOR + 1.211%)
600,000	3.803	(a)(c)	03/11/25	647,934
Huntington Bancshares, Inc.(a)
825,000	4.000		05/15/25	934,131
ING Groep NV(a)(b)(c) (1 Year CMT + 1.100%)
950,000	1.400		07/01/26	952,641
Itau Unibanco Holding SA(a)(b)(c) (5 Year CMT + 3.222%)
200,000	4.625		12/31/99	165,000
JPMorgan Chase & Co.
65,000	3.300	(a)	04/01/26	72,426
425,000	3.625	(a)	12/01/27	468,962
5,000	6.400		05/15/38	7,721
(3M USD LIBOR + 0.610%)
330,000	3.514	(a)(c)	06/18/22	338,884
(3M USD LIBOR + 0.730%)
195,000	3.559	(a)(c)	04/23/24	208,779
(3M USD LIBOR + 0.890%)
175,000	3.797	(a)(c)	07/23/24	189,756
(3M USD LIBOR + 0.945%)
875,000	3.509	(a)(c)	01/23/29	985,862
(3M USD LIBOR + 1.000%)
825,000	4.023	(a)(c)	12/05/24	908,944
(3M USD LIBOR + 1.245%)
1,000,000	3.960	(a)(c)	01/29/27	1,137,800
(3M USD LIBOR + 1.380%)
30,000	3.964	(a)(c)	11/15/48	36,158

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
(3M USD LIBOR + 3.800%)
$1,710,000	4.487	%(a)(c)	12/29/49	$ 1,609,178
(SOFR + 1.160%)
825,000	2.301	(a)(c)	10/15/25	863,643
(SOFR + 2.515%)
275,000	2.956	(a)(c)	05/13/31	291,434
(SOFR + 3.125%)
800,000	4.600	(a)(c)	12/31/99	713,000
(SOFR + 3.790%)
75,000	4.493	(a)(c)	03/24/31	91,436
Mitsubishi UFJ Financial Group, Inc.
30,000	3.761		07/26/23	32,573
60,000	3.741		03/07/29	68,044
700,000	3.751		07/18/39	794,717
Morgan Stanley, Inc.
1,050,000	3.700		10/23/24	1,164,555
115,000	4.000		07/23/25	130,332
425,000	3.950		04/23/27	476,255
30,000	4.300		01/27/45	37,666
(3M USD LIBOR + 0.847%)
350,000	3.737	(a)(c)	04/24/24	377,262
(3M USD LIBOR + 1.400%)
1,550,000	2.420	(a)(c)	10/24/23	1,566,058
(3M USD LIBOR + 1.628%)
700,000	4.431	(a)(c)	01/23/30	833,749
(SOFR + 1.152%)
800,000	2.720	(a)(c)	07/22/25	845,744
(SOFR + 3.120%)
400,000	3.622	(a)(c)	04/01/31	457,520
(SOFR + 4.840%)
325,000	5.597	(a)(c)	03/24/51	490,415
Regions Financial Corp.(a)
138,000	3.800		08/14/23	150,041
Royal Bank of Scotland Group PLC
826,000	3.875		09/12/23	891,304
(3M USD LIBOR + 1.480%)
1,160,000	3.498	(a)(c)	05/15/23	1,204,869
(3M USD LIBOR + 1.550%)
850,000	4.519	(a)(c)	06/25/24	923,508
(3M USD LIBOR + 1.762%)
225,000	4.269	(a)(c)	03/22/25	244,604
(5 Year CMT + 2.100%)
200,000	3.754	(a)(c)	11/01/29	207,250
Santander Holdings USA, Inc.(a)
65,000	3.500		06/07/24	68,332
Santander UK PLC
1,000,000	2.875		06/18/24	1,065,470
Standard Chartered PLC(a)(b)(c) (3M USD LIBOR + 1.150%)
1,325,000	4.247		01/20/23	1,374,899

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
State Street Corp.(a)(c)
(3M USD LIBOR + 1.030%)
$60,000	4.141%		12/03/29	$ 72,023
(SOFR + 2.650%)
25,000	3.152	(b)	03/30/31	28,111
The Bank of Nova Scotia
50,000	3.400		02/11/24	54,277
The Huntington National Bank(a)
250,000	1.800		02/03/23	257,258
Truist Bank(a)
350,000	2.250		03/11/30	353,409
UniCredit SpA(a)(b)(c) (5 Year USD ICE Swap + 4.750%)
275,000	5.459		06/30/35	277,343
Wells Fargo & Co.
315,000	3.750	(a)	01/24/24	344,194
2,750,000	3.000		10/23/26	2,993,705
600,000	4.300		07/22/27	686,196
75,000	4.150	(a)	01/24/29	88,261
(3M USD LIBOR + 4.240%)
75,000	5.013	(a)(c)	04/04/51	103,334
Westpac Banking Corp.(a)(c) (5 Year CMT + 2.000%)
575,000	4.110		07/24/34	634,593

				63,090,132

Beverages(a) – 2.0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
325,000	4.700		02/01/36	380,195
2,050,000	4.900		02/01/46	2,486,568
Anheuser-Busch InBev Worldwide, Inc.
925,000	4.600		04/15/48	1,080,372
Bacardi Ltd.(b)
975,000	4.500		01/15/21	983,482
600,000	5.300		05/15/48	744,708
Constellation Brands, Inc.
625,000	4.400		11/15/25	721,581
225,000	3.700		12/06/26	252,146
500,000	3.600		02/15/28	551,125
625,000	3.150		08/01/29	673,844

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(a) – (continued)
Keurig Dr Pepper, Inc.
$750,000	4.057%	05/25/23	$ 816,450
65,000	4.417	05/25/25	74,950
50,000	5.085	05/25/48	66,435
100,000	3.800	05/01/50	114,121
Molson Coors Beverage Co.
35,000	3.000	07/15/26	36,342
PepsiCo., Inc.
30,000	3.450	10/06/46	34,759

			9,017,078

Biotechnology(a) – 0.0%
Amgen, Inc.
25,000	2.600	08/19/26	27,233
25,000	4.663	06/15/51	33,267

			60,500

Building Materials(a) – 0.4%
Carrier Global Corp.(b)
1,125,000	2.493	02/15/27	1,144,688
500,000	2.722	02/15/30	500,930
Fortune Brands Home & Security, Inc.
30,000	4.000	09/21/23	32,723

			1,678,341

Chemicals – 1.3%
Air Products and Chemicals, Inc.(a)
200,000	2.050	05/15/30	209,934
125,000	2.800	05/15/50	132,333
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.(a)(b)
423,000	4.750	06/15/27	424,586
Bluestar Finance Holdings Ltd.(a)(c)(-1x Year CMT + 6.651%)
520,000	3.875	12/31/99	518,050
DuPont de Nemours, Inc.(a)
485,000	4.205	11/15/23	531,870
50,000	5.419	11/15/48	65,675
Huntsman International LLC(a)
350,000	4.500	05/01/29	368,080
Syngenta Finance NV(b)
1,485,000	3.933	04/23/21	1,494,073
The Dow Chemical Co.(a)
35,000	4.375	11/15/42	38,831

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
The Sherwin-Williams Co.(a)
$12,000	2.750%		06/01/22	$ 12,357
500,000	3.450		06/01/27	559,285
475,000	2.950		08/15/29	511,423
Tronox, Inc.(a)(b)
1,250,000	6.500		05/01/25	1,248,438

				6,114,935

Commercial Services(a) – 0.9%
CoStar Group, Inc.(b)
625,000	2.800		07/15/30	640,770
Global Payments, Inc.
375,000	2.650		02/15/25	398,239
225,000	3.200		08/15/29	240,876
IHS Markit Ltd.(b)
550,000	4.000		03/01/26	608,119
PayPal Holdings, Inc.
1,150,000	1.650		06/01/25	1,189,318
1,175,000	2.650		10/01/26	1,278,094

				4,355,416

Computers – 1.6%
Amdocs Ltd.(a)
350,000	2.538		06/15/30	346,406
Apple, Inc.
175,000	2.750	(a)	01/13/25	190,122
1,875,000	2.450	(a)	08/04/26	2,036,737
25,000	4.450		05/06/44	33,323
25,000	3.850	(a)	08/04/46	31,073
Dell International LLC/EMC Corp.(a)(b)
600,000	5.450		06/15/23	656,520
55,000	4.000		07/15/24	59,347
305,000	6.020		06/15/26	348,935
175,000	8.100		07/15/36	226,485
100,000	8.350		07/15/46	132,670
Hewlett Packard Enterprise Co.(a)
1,300,000	4.450		10/02/23	1,420,783
550,000	4.650		10/01/24	617,457
939,000	4.900		10/15/25	1,082,413
155,000	6.350		10/15/45	189,570

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers – (continued)
Seagate HDD Cayman
$65,000	4.750%		01/01/25	$ 69,631

				7,441,472

Distribution & Wholesale(a)(b) – 0.1%
Performance Food Group, Inc.
255,000	6.875		05/01/25	265,200

Diversified Financial Services – 2.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,150,000	4.625		07/01/22	1,161,408
450,000	3.300	(a)	01/23/23	439,699
400,000	4.875	(a)	01/16/24	396,012
295,000	6.500	(a)	07/15/25	308,723
AIG Global Funding(b)
150,000	2.300		07/01/22	154,746
Air Lease Corp.
550,000	2.250		01/15/23	542,943
425,000	3.375	(a)	07/01/25	424,613
875,000	3.750	(a)	06/01/26	882,814
50,000	3.250	(a)	10/01/29	47,341
Ally Financial, Inc.(a)
65,000	3.875		05/21/24	67,214
American Express Co.
195,000	2.500	(a)	08/01/22	202,114
165,000	2.500	(a)	07/30/24	174,864
35,000	4.050		12/03/42	42,363
(3M USD LIBOR + 3.285%)
345,000	3.598	(a)(c)	12/29/49	294,544
Avolon Holdings Funding Ltd.(a)(b)
425,000	3.950		07/01/24	372,245
675,000	2.875		02/15/25	568,505
Capital One Financial Corp.
325,000	3.500		06/15/23	348,338
30,000	3.900	(a)	01/29/24	32,629
320,000	3.300	(a)	10/30/24	343,632

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co.
$1,600,000	3.373%		11/15/25	$ 1,675,216
250,000	4.418		11/15/35	253,517
Global Aircraft Leasing Co. Ltd.(a)(b)(d) (PIK 7.250%, Cash 6.500%)
900,000	6.500		09/15/24	634,500
Intercontinental Exchange, Inc.(a)
350,000	3.000		06/15/50	362,705
Mastercard, Inc.(a)
250,000	3.300		03/26/27	283,612
Nasdaq, Inc.(a)
100,000	3.250		04/28/50	104,583
Raymond James Financial, Inc.(a)
75,000	4.650		04/01/30	89,458
Synchrony Financial(a)
65,000	4.250		08/15/24	68,177
Visa, Inc.(a)
100,000	2.050		04/15/30	104,828

				10,381,343

Electrical – 2.6%
AEP Transmission Co. LLC(a)
50,000	3.650		04/01/50	57,945
Alliant Energy Finance LLC(a)(b)
375,000	3.750		06/15/23	402,390
100,000	4.250		06/15/28	113,026
Ameren Corp.(a)
125,000	3.500		01/15/31	140,094
American Electric Power Co., Inc.(a)
250,000	2.300		03/01/30	255,247
Avangrid, Inc.(a)
275,000	3.200		04/15/25	300,495
Berkshire Hathaway Energy Co.(a)
225,000	3.250		04/15/28	254,527
400,000	3.700	(b)	07/15/30	467,936
55,000	4.450		01/15/49	70,608
Dominion Energy, Inc.
675,000	3.071	(e)	08/15/24	725,537
225,000	3.375	(a)	04/01/30	249,275
DTE Energy Co.
323,000	2.250		11/01/22	333,478
Exelon Corp.(a)
325,000	4.050		04/15/30	375,713
50,000	4.700		04/15/50	63,878

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
FirstEnergy Corp.(a)
$700,000	2.650%		03/01/30	$ 732,158
325,000	2.250		09/01/30	326,810
25,000	4.850		07/15/47	31,803
NRG Energy, Inc.(a)(b)
675,000	3.750		06/15/24	714,386
Ohio Power Co.(a)
200,000	2.600		04/01/30	214,530
Pacific Gas & Electric Co.(a)
250,000	2.100		08/01/27	246,908
425,000	2.500		02/01/31	415,514
125,000	3.300		08/01/40	121,788
275,000	3.500		08/01/50	265,842
Sempra Energy(a)(c)
(3M USD LIBOR + 0.500%)
1,125,000	1.719		01/15/21	1,124,944
(5 Year CMT + 4.550%)
475,000	4.875		12/31/99	474,682
Southern California Edison Co.(a)
725,000	3.700		08/01/25	801,096
450,000	4.200		03/01/29	520,281
The Southern Co.(a)
1,050,000	3.250		07/01/26	1,167,516
Virginia Electric & Power Co.(a)
15,000	3.300		12/01/49	16,773
Vistra Operations Co. LLC(a)(b)
1,220,000	3.550		07/15/24	1,250,500

				12,235,680

Electrical Components & Equipment(a)(b) – 0.3%
Energizer Holdings, Inc.
1,075,000	7.750		01/15/27	1,147,562

Electronics(a) – 0.0%
Fortive Corp.
65,000	3.150		06/15/26	71,261

Engineering & Construction(a) – 0.2%
Mexico City Airport Trust
200,000	4.250		10/31/26	188,500
250,000	3.875	(b)	04/30/28	227,813
310,000	5.500	(b)	07/31/47	273,265

				689,578

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(a)(b) – 0.4%
Cinemark USA, Inc.
$585,000	8.750%		05/01/25	$ 608,400
WMG Acquisition Corp.
1,141,000	3.875		07/15/30	1,152,410

				1,760,810

Environmental(a) – 0.2%
GFL Environmental, Inc.(b)
710,000	7.000		06/01/26	738,400
Waste Management, Inc.
30,000	3.200		06/15/26	30,698

				769,098

Food & Drug Retailing – 0.8%
Campbell Soup Co.(a)
65,000	3.950		03/15/25	73,026
Conagra Brands, Inc.(a)
65,000	4.600		11/01/25	74,841
Kraft Heinz Foods Co.(a)(b)
1,122,000	4.250		03/01/31	1,188,757
Mars, Inc.(a)(b)
225,000	2.700		04/01/25	241,117
Mondelez International, Inc.(a)
225,000	2.125		04/13/23	233,010
Post Holdings, Inc.(a)(b)
450,000	5.750		03/01/27	465,187
Sysco Corp.(a)
50,000	6.600		04/01/40	67,632
275,000	6.600		04/01/50	379,929
The JM Smucker Co.
150,000	3.000		03/15/22	155,493
225,000	2.375	(a)	03/15/30	230,117
US Foods, Inc.(a)(b)
374,000	6.250		04/15/25	380,545

				3,489,654

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food Service(a)(b) – 0.1%
Aramark Services, Inc.
$343,000	6.375%		05/01/25	$ 353,719

				353,719

Gaming(a) – 0.1%
Las Vegas Sands Corp.
70,000	3.200		08/08/24	69,527
MGM Resorts International
545,000	6.750		05/01/25	538,869

				608,396

Gas(a) – 0.2%
NiSource, Inc.
575,000	3.650		06/15/23	621,098
100,000	3.600		05/01/30	114,252
The East Ohio Gas Co.(b)
150,000	1.300		06/15/25	150,977
125,000	2.000		06/15/30	124,956

				1,011,283

Healthcare Providers & Services – 1.1%
Acadia Healthcare Co., Inc.(a)
200,000	6.125		03/15/21	200,000
DENTSPLY SIRONA, Inc.(a)
350,000	3.250		06/01/30	367,003
DH Europe Finance II S.a.r.l.(a)
700,000	2.200		11/15/24	736,008
275,000	2.600		11/15/29	292,479
35,000	3.400		11/15/49	39,214
Stryker Corp.(a)
850,000	1.950		06/15/30	854,675
Tenet Healthcare Corp.
500,000	6.750		06/15/23	495,000
150,000	7.500	(a)(b)	04/01/25	159,000
560,000	5.125	(a)	05/01/25	540,400
Thermo Fisher Scientific, Inc.(a)
250,000	4.497		03/25/30	308,075
Zimmer Biomet Holdings, Inc.(a)
65,000	3.550		04/01/25	70,729
800,000	3.550		03/20/30	862,776

				4,925,359

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Household Products(a) – 0.0%
Kimberly-Clark Corp.
$100,000	3.100%		03/26/30	$ 113,886
10,000	2.875		02/07/50	10,879

				124,765

Insurance – 1.5%
American International Group, Inc.
150,000	4.875		06/01/22	161,834
100,000	4.125		02/15/24	111,488
1,075,000	3.900	(a)	04/01/26	1,212,439
375,000	4.200	(a)	04/01/28	425,366
650,000	3.400	(a)	06/30/30	703,924
Arch Capital Finance LLC(a)
1,000,000	4.011		12/15/26	1,131,910
Athene Holding Ltd.(a)
40,000	4.125		01/12/28	41,134
AXA Equitable Holdings, Inc.(a)
5,000	5.000		04/20/48	5,691
Equitable Holdings, Inc.(a)
65,000	4.350		04/20/28	72,766
Great-West Lifeco Finance 2018 LP(a)(b)
325,000	4.047		05/17/28	368,336
Marsh & McLennan Cos., Inc.(a)
575,000	4.375		03/15/29	690,540
New York Life Insurance Co.(a)(b)
275,000	3.750		05/15/50	310,318
Reinsurance Group of America, Inc.(a)
65,000	3.900		05/15/29	70,506
Teachers Insurance & Annuity Association of America(b)
295,000	4.900		09/15/44	377,700
The Progressive Corp.(a)
125,000	3.950		03/26/50	157,599
Willis North America, Inc.(a)
245,000	2.950		09/15/29	260,048
XLIT Ltd.
775,000	4.450		03/31/25	870,984

				6,972,583

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – 0.5%
Amazon.com, Inc.
$400,000	3.875%	08/22/37	$ 494,552
30,000	4.950	12/05/44	42,596
25,000	4.050	08/22/47	32,526
Booking Holdings, Inc.
175,000	4.100	04/13/25	196,513
35,000	3.600	06/01/26	38,407
eBay, Inc.
65,000	3.600	06/05/27	73,340
Expedia Group, Inc.
65,000	5.000	02/15/26	67,068
Match Group, Inc.(b)
111,000	4.625	06/01/28	112,110
662,000	4.125	08/01/30	647,932
TD Ameritrade Holding Corp.
55,000	3.300	04/01/27	61,626
Uber Technologies, Inc.(b)
650,000	7.500	05/15/25	654,062

			2,420,732

Investment Companies – 0.2%
Ares Capital Corp.(a)
30,000	4.200	06/10/24	30,693
45,000	3.250	07/15/25	43,680
Huarong Finance 2019 Co. Ltd.
480,000	3.750	05/29/24	493,500
Huarong Finance II Co. Ltd.
200,000	5.500	01/16/25	219,493

			787,366

Iron/Steel – 0.1%
ArcelorMittal SA
60,000	6.125	06/01/25	65,207
Steel Dynamics, Inc.(a)
150,000	2.400	06/15/25	154,188

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Iron/Steel – (continued)
Vale Overseas Ltd.
$134,000	6.250%		08/10/26	$ 157,534

				376,929

Lodging(a) – 0.3%
Hilton Domestic Operating Co., Inc.
1,204,000	4.875		01/15/30	1,185,940
Marriott International, Inc.
70,000	3.125		06/15/26	68,369

				1,254,309

Machinery - Construction & Mining(a) – 0.1%
Caterpillar, Inc.
200,000	3.250		04/09/50	223,506

Machinery-Diversified(a) – 0.3%
Otis Worldwide Corp.(b)
175,000	2.293		04/05/27	182,735
1,275,000	2.565		02/15/30	1,338,635
Westinghouse Air Brake Technologies Corp.
30,000	4.950		09/15/28	33,417

				1,554,787

Media – 3.2%
Altice Financing SA(a)(b)
644,000	7.500		05/15/26	674,590
CCO Holdings LLC/CCO Holdings Capital Corp.(a)(b)
845,000	4.750		03/01/30	865,069
Charter Communications Operating LLC/Charter Communications Operating Capital(a)
1,012,000	4.500		02/01/24	1,119,343
1,960,000	4.908		07/23/25	2,245,866
15,000	6.384		10/23/35	19,793
Comcast Corp.
550,000	3.700	(a)	04/15/24	610,082
225,000	3.100	(a)	04/01/25	247,478
550,000	3.950	(a)	10/15/25	630,025
256,000	3.300	(a)	02/01/27	287,150
550,000	3.300	(a)	04/01/27	616,220
350,000	3.150	(a)	02/15/28	389,466
375,000	4.150	(a)	10/15/28	449,059

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp. – (continued)
$575,000	4.250	%(a)	10/15/30	$ 703,455
25,000	6.500		11/15/35	37,636
75,000	3.750	(a)	04/01/40	87,998
75,000	4.700	(a)	10/15/48	100,268
Cox Communications, Inc.(a)(b)
50,000	3.350		09/15/26	55,227
30,000	3.500		08/15/27	32,988
Diamond Sports Group LLC/Diamond Sports Finance Co.(a)(b)
420,000	5.375		08/15/26	306,600
Discovery Communications LLC(a)
45,000	4.900		03/11/26	51,784
Entercom Media Corp.(a)(b)
400,000	7.250		11/01/24	346,000
675,000	6.500		05/01/27	597,375
Fox Corp.(a)
300,000	4.030		01/25/24	331,983
iHeartCommunications, Inc.(a)(b)
300,000	4.750		01/15/28	277,500
NBCUniversal Media LLC
458,000	4.450		01/15/43	576,828
TEGNA, Inc.(a)(b)
950,000	4.625		03/15/28	874,000
The Walt Disney Co.
1,125,000	4.000		10/01/23	1,240,582
25,000	4.700	(a)	03/23/50	32,669
Time Warner Cable LLC(a)
30,000	5.875		11/15/40	36,980
Virgin Media Finance PLC(a)(b)
950,000	5.000		07/15/30	927,437
Ziggo Bond Co. B.V.(a)(b)
200,000	5.125		02/28/30	196,000

				14,967,451

Mining – 0.3%
BHP Billiton Finance USA Ltd.
25,000	5.000		09/30/43	34,448
Glencore Finance Canada Ltd.(b)
650,000	4.250		10/25/22	686,452

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
Glencore Funding LLC(a)(b)
$300,000	4.125%		03/12/24	$ 321,567
65,000	4.000		03/27/27	69,475
Newcrest Finance Pty Ltd.(a)(b)
150,000	3.250		05/13/30	160,869
Teck Resources Ltd.(a)(b)
250,000	3.900		07/15/30	249,132

				1,521,943

Miscellaneous Manufacturing – 0.2%
3M Co.(a)
75,000	3.700		04/15/50	89,159
General Electric Co.
75,000	2.700		10/09/22	78,062
250,000	3.100		01/09/23	261,452
125,000	3.450	(a)	05/01/27	128,050
175,000	3.625	(a)	05/01/30	174,811
375,000	4.350	(a)	05/01/50	371,265

				1,102,799

Oil Field Services – 1.8%
BP Capital Markets America, Inc.(a)
30,000	3.796		09/21/25	34,056
225,000	4.234		11/06/28	262,469
Cimarex Energy Co.(a)
75,000	3.900		05/15/27	76,100
Devon Energy Corp.(a)
287,000	5.850		12/15/25	318,191
265,000	5.600		07/15/41	258,892
Gazprom PJSC Via Gaz Capital SA
230,000	5.150	(b)	02/11/26	255,300
240,000	7.288		08/16/37	345,075
Gazprom PJSC Via Gaz Finance PLC(b)
280,000	3.250		02/25/30	278,425
Halliburton Co.(a)
2,000	3.800		11/15/25	2,155
Laredo Petroleum, Inc.(a)
740,000	9.500		01/15/25	510,600
Lukoil Securities B.V.(b)
210,000	3.875		05/06/30	219,007

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Marathon Petroleum Corp.(a)
$625,000	4.500%		05/01/23	$ 673,988
175,000	3.800		04/01/28	185,539
15,000	6.500		03/01/41	18,611
MEG Energy Corp.(a)(b)
24,000	7.000		03/31/24	20,400
825,000	7.125		02/01/27	684,750
Noble Energy, Inc.(a)
5,000	5.250		11/15/43	4,609
Occidental Petroleum Corp.(a)
1,600,000	2.900		08/15/24	1,367,792
300,000	5.550		03/15/26	273,750
Petrobras Global Finance B.V.
20,000	5.999		01/27/28	20,887
20,000	5.093	(b)	01/15/30	19,920
Petroleos de Venezuela SA(f)
4,280,000	6.000		10/28/22	96,300
1,110,000	5.375		04/12/27	29,415
Phillips 66
375,000	3.700		04/06/23	401,700
100,000	3.850	(a)	04/09/25	111,024
Schlumberger Holdings Corp.(a)(b)
30,000	4.300		05/01/29	33,296
Shell International Finance B.V.
60,000	3.400		08/12/23	64,914
Suncor Energy, Inc.
225,000	2.800		05/15/23	234,925
450,000	3.100	(a)	05/15/25	480,803
Total Capital International SA
30,000	3.750		04/10/24	33,167
Valero Energy Corp.
650,000	2.700		04/15/23	674,563
350,000	2.850	(a)	04/15/25	369,187
65,000	3.400	(a)	09/15/26	70,910

				8,430,720

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(a)(b) – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.
$292,000	6.000%		02/15/25	$ 298,935

Pharmaceuticals – 4.0%
AbbVie, Inc.
390,000	2.300	(b)	11/21/22	403,443
785,000	3.750	(a)	11/14/23	857,558
30,000	4.550	(a)(b)	03/15/35	36,327
650,000	4.050	(a)(b)	11/21/39	758,914
25,000	4.875	(a)	11/14/48	32,586
750,000	4.250	(a)(b)	11/21/49	906,697
AstraZeneca PLC(a)
25,000	4.375		08/17/48	32,949
Bausch Health Americas, Inc.(a)(b)
200,000	9.250		04/01/26	217,000
Bausch Health Cos., Inc.(a)(b)
650,000	9.000		12/15/25	702,000
95,000	5.000		01/30/28	89,419
95,000	5.250		01/30/30	90,725
Bayer US Finance II LLC(a)(b)
950,000	3.875		12/15/23	1,039,870
Becton Dickinson & Co.(a)
580,000	3.700		06/06/27	647,663
372,000	4.685		12/15/44	457,117
175,000	4.669		06/06/47	215,950
(3M USD LIBOR + 0.875%)
919,000	1.181	(c)	12/29/20	918,164
Bristol-Myers Squibb Co.(a)(b)
1,345,000	3.875		08/15/25	1,530,973
300,000	3.900		02/20/28	352,377
55,000	4.625		05/15/44	72,614
100,000	4.250		10/26/49	131,695
Cigna Corp.(a)
1,446,000	3.750		07/15/23	1,569,864
60,000	4.125		11/15/25	68,812
525,000	2.400		03/15/30	544,546
475,000	3.400		03/15/50	511,784

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
CVS Health Corp.(a)
$125,000	3.500%	07/20/22	$ 131,654
580,000	3.700	03/09/23	622,439
950,000	3.375	08/12/24	1,033,761
195,000	2.625	08/15/24	207,351
450,000	3.875	07/20/25	505,377
70,000	2.875	06/01/26	75,816
275,000	4.250	04/01/50	330,800
McKesson Corp.(a)
65,000	3.796	03/15/24	71,443
Mylan NV(a)
10,000	3.950	06/15/26	11,172
Mylan, Inc.(a)
60,000	5.400	11/29/43	73,535
Novartis Capital Corp.
5,000	4.400	05/06/44	6,670
Pfizer, Inc.(a)
750,000	3.450	03/15/29	874,628
200,000	2.625	04/01/30	220,012
Takeda Pharmaceutical Co. Ltd.
680,000	2.050	03/31/30	679,422
Zoetis, Inc.(a)
1,175,000	2.000	05/15/30	1,201,003
50,000	4.450	08/20/48	64,470

			18,298,600

Pipelines – 3.0%
Antero Midstream Partners LP/Antero Midstream Finance Corp.(a)(b)
900,000	5.750	03/01/27	720,000
Cheniere Energy, Inc.(b)(d)
1,140,000	4.875	05/28/21	1,151,058
Energy Transfer Operating LP(a)
350,000	4.650	06/01/21	357,308
875,000	4.200	09/15/23	930,492
65,000	4.050	03/15/25	69,061
40,000	4.750	01/15/26	43,586
725,000	5.500	06/01/27	809,868
550,000	5.250	04/15/29	600,320

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Enterprise Products Operating LLC(a)(c)(3M USD LIBOR + 2.778%)
$475,000	3.128%		06/01/67	$370,500
EQM Midstream Partners LP(a)
625,000	4.750		07/15/23	630,469
325,000	5.500		07/15/28	309,563
Genesis Energy LP/Genesis Energy Finance Corp.(a)
400,000	6.500		10/01/25	342,000
615,000	7.750		02/01/28	547,350
Kinder Morgan Energy Partners LP(a)
1,025,000	3.500		09/01/23	1,092,363
Kinder Morgan, Inc.
30,000	4.300	(a)	06/01/25	33,453
5,000	4.300	(a)	03/01/28	5,664
500	7.750		01/15/32	702
MPLX LP(a)
50,000	4.250		12/01/27	54,392
225,000	4.800		02/15/29	250,378
200,000	4.500		04/15/38	199,916
Phillips 66 Partners LP(a)
65,000	3.750		03/01/28	69,363
Plains All American Pipeline LP/PAA Finance Corp.(a)
600,000	3.650		06/01/22	612,804
425,000	3.850		10/15/23	441,354
250,000	3.800		09/15/30	246,213
Sabine Pass Liquefaction LLC(a)
800,000	6.250		03/15/22	852,296
300,000	5.625		04/15/23	327,876
60,000	5.875		06/30/26	70,516
Sunoco Logistics Partners Operations LP(a)
200,000	4.250		04/01/24	213,346
100,000	5.400		10/01/47	98,167
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(a)
550,000	6.750		03/15/24	548,625

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
The Williams Cos., Inc.(a)
$915,000	3.600%		03/15/22	$949,907
65,000	4.300		03/04/24	71,072
450,000	3.900		01/15/25	491,648
Western Midstream Operating LP(a)
375,000	4.050		02/01/30	360,000
100,000	5.450		04/01/44	83,000
100,000	5.300		03/01/48	81,125

				14,035,755

Real Estate(a) – 0.0%
Scenery Journey Ltd.
200,000	13.000		11/06/22	195,375

Real Estate Investment Trust – 2.5%
Alexandria Real Estate Equities, Inc.(a)
325,000	3.800		04/15/26	365,839
380,000	3.375		08/15/31	425,304
American Campus Communities Operating Partnership LP(a)
800,000	3.750		04/15/23	819,736
175,000	3.875		01/30/31	183,545
American Tower Corp.(a)
925,000	3.375		05/15/24	1,005,068
500,000	2.100		06/15/30	500,460
Boston Properties LP(a)
75,000	4.125		05/15/21	76,462
Brixmor Operating Partnership LP(a)
60,000	4.125		05/15/29	62,170
Camden Property Trust(a)
65,000	3.150		07/01/29	72,093
Crown Castle International Corp.
575,000	5.250		01/15/23	637,462
1,275,000	3.150	(a)	07/15/23	1,359,418
65,000	3.100	(a)	11/15/29	69,839
75,000	3.300	(a)	07/01/30	82,460
50,000	4.150	(a)	07/01/50	57,054
Duke Realty LP(a)
300,000	1.750		07/01/30	297,540
Healthpeak Properties, Inc.(a)
65,000	3.500		07/15/29	70,752

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
Kilroy Realty LP(a)
$500,000	4.750%	12/15/28	$ 560,605
National Retail Properties, Inc.(a)
235,000	3.900	06/15/24	248,745
400,000	4.000	11/15/25	435,948
Regency Centers LP(a)
700,000	2.950	09/15/29	706,909
Simon Property Group LP(a)
370,000	2.750	06/01/23	384,682
15,000	2.000	09/13/24	15,340
65,000	3.300	01/15/26	69,610
Spirit Realty LP(a)
725,000	4.000	07/15/29	711,573
Trust F/1401(a)(b)
300,000	5.250	12/15/24	316,406
VEREIT Operating Partnership LP(a)
800,000	4.625	11/01/25	863,680
200,000	3.400	01/15/28	201,360
Welltower, Inc.(a)
5,000	4.000	06/01/25	5,519
Weyerhaeuser Co.
50,000	7.375	03/15/32	68,550
WP Carey, Inc.(a)
155,000	4.600	04/01/24	166,419
105,000	4.000	02/01/25	109,573
425,000	3.850	07/15/29	441,022

			11,391,143

Retailing(a) – 1.0%
1011778 BC ULC/New Red Finance, Inc.(b)
268,000	5.750	04/15/25	281,400
AutoNation, Inc.
225,000	4.750	06/01/30	244,179
Burlington Coat Factory Warehouse Corp.(b)
538,000	6.250	04/15/25	562,210
Dollar Tree, Inc.
525,000	4.000	05/15/25	590,488
10,000	4.200	05/15/28	11,613

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
IRB Holding Corp.(b)
$254,000	7.000%		06/15/25	$ 261,303
Lowe’s Cos., Inc.
325,000	5.000		04/15/40	420,605
McDonald’s Corp.
75,000	4.450		09/01/48	92,579
125,000	4.200		04/01/50	151,289
Starbucks Corp.
850,000	3.800		08/15/25	959,522
The Home Depot, Inc.
275,000	3.900		12/06/28	327,808
25,000	4.500		12/06/48	33,183
Walgreens Boots Alliance, Inc.
65,000	3.450		06/01/26	70,377
5,000	4.800		11/18/44	5,404
425,000	4.100		04/15/50	428,141

				4,440,101

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society(3M USD LIBOR + 1.855%)
400,000	3.960		07/18/30	448,064

Semiconductors – 2.1%
Applied Materials, Inc.(a)
275,000	1.750		06/01/30	280,404
50,000	4.350		04/01/47	64,519
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
500,000	3.125		01/15/25	532,975
53,000	3.500		01/15/28	56,045
Broadcom, Inc.(a)(b)
860,000	3.625		10/15/24	934,493
1,200,000	4.700		04/15/25	1,351,212
60,000	4.250		04/15/26	66,756
2,331,000	3.459		09/15/26	2,502,259
Lam Research Corp.(a)
375,000	1.900		06/15/30	382,177
25,000	4.875		03/15/49	34,613
Microchip Technology, Inc.
525,000	3.922		06/01/21	535,333
625,000	2.670	(b)	09/01/23	643,119

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
NXP B.V./NXP Funding LLC(b)
$1,325,000	3.875%	09/01/22	$ 1,399,650
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(b)
65,000	3.875	06/18/26	72,557
275,000	3.400	05/01/30	295,608
Qorvo, Inc.(a)(b)
600,000	4.375	10/15/29	615,000

			9,766,720

Software(a) – 0.6%
Adobe, Inc.
450,000	2.150	02/01/27	482,877
600,000	2.300	02/01/30	646,824
Fiserv, Inc.
300,000	3.800	10/01/23	327,714
55,000	3.850	06/01/25	62,185
750,000	3.200	07/01/26	828,997
Intuit, Inc.
175,000	1.350	07/15/27	175,600
125,000	1.650	07/15/30	124,803
Oracle Corp.
30,000	3.850	07/15/36	35,197
VMware, Inc.
35,000	3.900	08/21/27	37,023

			2,721,220

Telecommunication Services – 4.1%
AT&T, Inc.(a)
1,375,000	3.000	06/30/22	1,436,916
65,000	3.800	03/01/24	71,449
400,000	4.450	04/01/24	448,144
2,415,000	3.400	05/15/25	2,650,342
425,000	3.600	07/15/25	471,521
555,000	4.125	02/17/26	631,085
1,450,000	2.300	06/01/27	1,501,228
625,000	2.750	06/01/31	649,662

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
AT&T, Inc.(a) – (continued)
$175,000	4.900%		08/15/37	$ 209,319
450,000	3.500		06/01/41	471,429
225,000	5.450		03/01/47	294,586
25,000	4.500		03/09/48	29,107
Sprint Corp.(a)
579,000	7.625		02/15/25	667,297
T-Mobile USA, Inc.(a)(b)
625,000	3.500		04/15/25	681,662
375,000	1.500		02/15/26	374,978
1,050,000	3.750		04/15/27	1,160,894
625,000	2.050		02/15/28	624,862
625,000	3.875		04/15/30	692,430
Telefonica Emisiones SA
150,000	5.462		02/16/21	154,283
325,000	4.570		04/27/23	356,457
Verizon Communications, Inc.
925,000	3.376		02/15/25	1,029,423
630,000	4.329		09/21/28	758,281
575,000	3.150	(a)	03/22/30	648,243
75,000	4.125		08/15/46	92,966
925,000	4.862		08/21/46	1,253,726
180,000	5.012		04/15/49	250,533
Vodafone Group PLC
1,235,000	3.750		01/16/24	1,351,337

				18,962,160

Toys/Games/Hobbies(a)(b) – 0.1%
Mattel, Inc.
650,000	5.875		12/15/27	669,500

Transportation(a) – 0.1%
Burlington Northern Santa Fe LLC
50,000	4.150		12/15/48	62,825
Canadian Pacific Railway Co.
200,000	2.050		03/05/30	204,942
CSX Corp.
65,000	3.250		06/01/27	72,851
25,000	3.800		04/15/50	29,696

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Transportation(a) – (continued)
Union Pacific Corp.
$5,000	3.799%	10/01/51	$ 5,983

			376,297

TOTAL CORPORATE OBLIGATIONS (Cost $254,175,851)			$267,052,603

Mortgage-Backed Obligations – 56.6%
Collateralized Mortgage Obligations – 3.7%
Interest Only(g) – 1.5%
FHLMC REMIC Series 4314, Class SE(c)(-1x 1M USD LIBOR + 6.050%)
$660,967	5.865%	03/15/44	$ 116,530
FHLMC REMIC Series 4320, Class SD(c)(-1x 1M USD LIBOR + 6.100%)
3,123,320	5.915	07/15/39	645,568
FHLMC REMIC Series 4583, Class ST(c)(-1x 1M USD LIBOR + 6.000%)
1,272,801	5.815	05/15/46	252,943
FHLMC REMIC Series 4936, Class ES(c)(-1x 1M USD LIBOR + 6.000%)
269,698	5.815	12/25/49	34,827
FHLMC REMIC Series 4936, Class PS(c)(-1x 1M USD LIBOR + 6.000%)
769,801	5.815	12/25/49	98,074
FHLMC REMIC Series 4980, Class KI
6,763,210	4.500	06/25/50	811,301
FHLMC STRIPS Series 304, Class C45
192,901	3.000	12/15/27	11,350
FNMA REMIC Series 2011-124, Class SC(c)(-1x 1M USD LIBOR + 6.550%)
303,705	6.366	12/25/41	56,782
FNMA REMIC Series 2012-5, Class SA(c)(-1x 1M USD LIBOR + 5.950%)
460,100	5.766	02/25/42	78,301
FNMA REMIC Series 2012-88, Class SB(c)(-1x 1M USD LIBOR + 6.670%)
322,819	6.486	07/25/42	58,867
FNMA REMIC Series 2014-6, Class SA(c)(-1x 1M USD LIBOR + 6.600%)
352,174	6.416	02/25/44	68,391
FNMA REMIC Series 2015-34, Class LS(c)(-1x 1M USD LIBOR + 6.100%)
771,557	5.916	06/25/45	153,842

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2016-69, Class BS(c)(-1x1M USD LIBOR + 6.100%)
$1,984,140	5.916%	10/25/46	$ 427,950
FNMA REMIC Series 2017-31, Class SG(c)(-1x 1M USD LIBOR + 6.100%)
921,074	5.916	05/25/47	182,376
FNMA REMIC Series 2017-86, Class SB(c)(-1x 1M USD LIBOR + 6.150%)
704,505	5.966	11/25/47	131,277
FNMA REMIC Series 2018-17, Class CS(c)(-1x 1M USD LIBOR + 3.450%)
1,806,999	2.500	03/25/48	109,614
FNMA REMIC Series 2019-41, Class SB(c)(-1x 1M USD LIBOR + 6.050%)
832,746	5.866	08/25/49	163,639
GNMA REMIC Series 2010-101, Class S(c)(-1x 1M USD LIBOR + 6.000%)
333,117	5.810	08/20/40	64,306
GNMA REMIC Series 2010-20, Class SE(c)(-1x 1M USD LIBOR + 6.250%)
733,084	6.060	02/20/40	149,218
GNMA REMIC Series 2013-134, Class DS(c)(-1x 1M USD LIBOR + 6.100%)
98,501	5.910	09/20/43	20,042
GNMA REMIC Series 2013-152, Class SG(c)(-1x 1M USD LIBOR + 6.150%)
305,477	5.960	06/20/43	61,392
GNMA REMIC Series 2013-181, Class SA(c)(-1x 1M USD LIBOR + 6.100%)
442,240	5.910	11/20/43	93,596
GNMA REMIC Series 2014-132, Class SL(c)(-1x 1M USD LIBOR + 6.100%)
491,724	5.910	10/20/43	69,390
GNMA REMIC Series 2014-133, Class BS(c)(-1x 1M USD LIBOR + 5.600%)
251,621	5.410	09/20/44	45,957
GNMA REMIC Series 2014-162, Class SA(c)(-1x1M USD LIBOR + 5.600%)
230,296	5.410	11/20/44	39,306
GNMA REMIC Series 2015-110, Class MS(c)(-1x 1M USD LIBOR + 5.710%)
1,571,007	5.520	08/20/45	257,492
GNMA REMIC Series 2015-111, Class IM
673,300	4.000	08/20/45	75,736

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2015-119, Class SN(c) (-1x1M USD LIBOR + 6.250%)
$318,057	6.060%	08/20/45	$ 56,779
GNMA REMIC Series 2015-123, Class SP(c) (-1x 1M USD LIBOR + 6.250%)
378,703	6.060	09/20/45	71,376
GNMA REMIC Series 2015-167, Class AS(c) (-1x 1M USD LIBOR + 6.250%)
238,933	6.060	11/20/45	42,636
GNMA REMIC Series 2015-168, Class SD(c) (-1x 1M USD LIBOR + 6.200%)
167,091	6.010	11/20/45	34,423
GNMA REMIC Series 2015-57, Class AS(c) (-1x 1M USD LIBOR + 5.600%)
1,332,614	5.410	04/20/45	225,810
GNMA REMIC Series 2016-109, Class IH
965,268	4.000	10/20/45	108,444
GNMA REMIC Series 2016-27, Class IA
472,315	4.000	06/20/45	43,690
GNMA REMIC Series 2018-105, Class SC(c) (-1x 1M USD LIBOR + 6.200%)
352,265	6.010	08/20/48	53,698
GNMA REMIC Series 2018-122, Class HS(c) (-1x 1M USD LIBOR + 6.200%)
949,795	6.010	09/20/48	180,830
GNMA REMIC Series 2018-122, Class SE(c)(-1x 1M USD LIBOR + 6.200%)
726,447	6.010	09/20/48	111,472
GNMA REMIC Series 2018-124, Class SN(c) (-1x 1M USD LIBOR + 6.200%)
818,429	6.010	09/20/48	157,697
GNMA REMIC Series 2018-137, Class SN(c) (-1x 1M USD LIBOR + 6.150%)
808,012	5.960	10/20/48	129,588
GNMA REMIC Series 2018-139, Class SQ(c) (-1x 1M USD LIBOR + 6.150%)
650,880	5.960	10/20/48	96,806
GNMA REMIC Series 2018-72, Class IB
530,337	4.000	04/20/46	66,059
GNMA REMIC Series 2019-128, Class IO
1,188,516	4.000	10/20/49	141,590
GNMA REMIC Series 2019-129, Class AI
582,403	3.500	10/20/49	72,500
GNMA REMIC Series 2019-151, Class IA
2,467,152	3.500	12/20/49	290,758

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2019-151, Class NI
	$1,637,866	3.500%	10/20/49	$ 147,446
GNMA REMIC Series 2019-20, Class SF(c) (-1x 1M USD LIBOR + 3.790%)
	496,862	3.600	02/20/49	42,406
GNMA REMIC Series 2019-97, Class SC(c) (-1x 1M USD LIBOR + 6.100%)
	727,829	5.910	08/20/49	106,483
GNMA REMIC Series 2019-98, Class SC(c) (-1x1M USD LIBOR + 6.050%)
	854,491	5.860	08/20/49	125,040
GNMA REMIC Series 2020-61, Class GI(h)
	2,010,901	5.000	05/20/50	188,270

				6,771,868

Regular Floater(c) – 0.0%
FNMA REMIC Series 2011-63, Class FG (1M USD LIBOR + 0.450%)
	84,681	0.635	07/25/41	85,003

Sequential Fixed Rate – 0.1%
FNMA REMIC Series 2005-70, Class PA
	43,348	5.500	08/25/35	49,663
FNMA REMIC Series 2011-52, Class GB
	355,761	5.000	06/25/41	408,797
FNMA REMIC Series 2012-111, Class B
	28,277	7.000	10/25/42	34,976
FNMA REMIC Series 2012-153, Class B
	80,670	7.000	07/25/42	101,992

				595,428

Sequential Floating Rate – 2.1%
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B(c) (3M GBP LIBOR + 0.220%)
GBP	231,657	0.886	01/13/39	286,967
Connecticut Avenue Securities Trust Series 2018-R07, Class 1M2(b)(c) (1M USD LIBOR + 2.400%)
	427,087	2.585	04/25/31	421,636
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(b)(c) (1M USD LIBOR + 2.300%)
	782,283	2.485	08/25/31	770,118
Connecticut Avenue Securities Trust Series 2020-R01, Class 1M2(b)(c) (1M USD LIBOR + 2.050%)
	50,000	2.235	01/25/40	47,322

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate – (continued)
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A3(c) (1M USD LIBOR + 0.250%)
	$1,797,873	0.435%	11/25/36	$ 1,524,596
FHLMC REMIC Series 2020-DNA3, Class B1(b) (1M USD LIBOR + 5.100%)
	390,000	5.271	06/25/50	390,000
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(b)(c) (1M USD LIBOR + 1.700%)
	970,000	1.885	01/25/50	925,139
FHLMC STACR Remic Trust Series 2020-DNA2, Class M2(b)(c) (1M USD LIBOR + 1.850%)
	125,000	2.035	02/25/50	118,316
GNMA REMIC Series 2019-1, Class SN (-1x1M USD LIBOR + 6.050%)
	249,344	5.860	01/20/49	36,781
GNMA REMIC Series 2019-4, Class SJ (-1x 1M USD LIBOR + 6.050%)
	891,266	5.860	01/20/49	143,386
GNMA REMIC Series 2019-6, Class SA (-1x1M USD LIBOR + 6.050%)
	260,771	5.860	01/20/49	38,995
GNMA REMIC Series 2019-69, Class S (-1x1M USD LIBOR + 3.270%)
	1,687,089	3.080	06/20/49	131,950
Harben Finance PLC Series 2017-1X, Class A(c) (3M GBP LIBOR + 0.800%)
GBP	743,601	1.056	08/20/56	918,121
London Wall Mortgage Capital PLC Series 2017-FL1, Class A(c) (3M GBP LIBOR + 0.850%)
	653,499	1.142	11/15/49	800,960
Stratton Mortgage Funding PLC Series 2019-1, Class A(c) (3M SONIA IR + 1.200%)
	1,357,665	1.437	05/25/51	1,672,472
Tower Bridge Funding No. 2 PLC, Class A(c) (3M GBP LIBOR + 0.900%)
	795,367	1.082	03/20/56	981,980
Tower Bridge Funding No.1 PLC, Class A(c) (3M GBP LIBOR + 1.000%)
	302,958	1.182	03/20/56	374,896
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(b)(c)
	$$286,604	3.500	07/25/49	293,580

				9,877,215

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 17,329,514

Commercial Mortgage-Backed Securities(b) – 0.6%
Sequential Fixed Rate – 0.4%
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
	$500,000	2.500%	11/15/52	$ 323,748

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
$387,000	2.500%	03/15/53	$ 207,363
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class D
650,000	2.600	01/15/53	405,998
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D
500,000	3.000	07/15/49	294,430
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D
350,000	3.000	09/10/50	243,488
GS Mortgage Securities Trust Series 2019-GC42, Class D
200,000	2.800	09/01/52	127,839
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
150,000	3.250	01/15/60	87,036

			1,689,902

Sequential Floating Rate(c) – 0.2%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
462,535	1.085	09/15/35	445,022
BANK 2018-BNK10 Series 2018-BN10, Class D
200,000	2.600	02/15/61	124,534
Barclays Commercial Mortgage Trust Series 2017-C1 Class D
150,000	3.674	02/15/50	102,517
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D
250,000	5.055	11/15/51	207,231
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
116,572	1.024	06/15/35	115,408

			994,712

TOTAL COMMERCIAL MORTGAGE- BACKED SECURITIES			$ 2,684,614

Federal Agencies – 52.3%
Adjustable Rate FHLMC(c) – 0.0%
(12M USD LIBOR + 1.748%)
$28,818	3.989%	09/01/35	$28,465 30,201

FHLMC – 1.5%
102,308	6.000	08/01/27	114,516
11,184	5.000	08/01/33	12,829
2,196	5.000	09/01/33	2,519
2,628	5.000	10/01/33	3,015
2,849	5.000	11/01/34	3,281
160,422	5.000	12/01/34	184,729
4,118	5.000	07/01/35	4,741
716	5.000	11/01/35	821
33,196	5.000	03/01/39	37,901
5,770	5.000	05/01/39	6,587
19,468	5.000	04/01/40	22,263
3,325	5.000	08/01/40	3,799
44,580	4.000	02/01/41	48,915
763	5.000	04/01/41	871
3,423	5.000	06/01/41	3,905
1,418,751	4.000	03/01/48	1,512,150
1,628,273	4.000	04/01/48	1,721,441
3,028,509	4.500	08/01/48	3,365,874

			7,050,157

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – 21.3%
$27,547	5.500%	11/15/32		$ 31,317
17,534	5.500	01/15/33		20,047
34,826	5.500	02/15/33		40,253
38,414	5.500	03/15/33		44,328
39,658	5.500	07/15/33		45,518
15,136	5.500	08/15/33		17,232
8,895	5.500	09/15/33		10,090
19,488	5.500	04/15/34		22,142
7,908	5.500	05/15/34		8,679
171,051	5.500	09/15/34		199,261
166,804	5.500	12/15/34		194,029
123,479	5.500	01/15/35		144,309
476	5.500	05/15/36		537
6,392	4.000	02/20/41		7,024
9,810	4.000	11/20/41		10,767
1,613	4.000	01/20/42		1,771
5,209	4.000	04/20/42		5,709
3,030	4.000	10/20/42		3,321
885,081	4.000	08/20/43		965,389
5,324	4.000	03/20/44		5,797
6,396	4.000	05/20/44		6,964
441,632	4.000	11/20/44		479,909
101,927	4.000	12/20/44		110,761
28,836	4.000	05/20/45		31,263
112,656	4.000	07/20/45		122,139
643,338	4.000	01/20/46		695,077
3,386,975	4.500	05/20/48		3,655,582
4,962,918	4.500	08/20/48		5,338,671
613,908	5.000	08/20/48		670,226
1,949,378	4.500	09/20/48		2,096,056
485,079	5.000	09/20/48		529,427
4,510,762	5.000	10/20/48		4,916,810
2,652,634	5.000	11/20/48		2,887,480
3,342,206	5.000	12/20/48		3,633,142
6,007,515	4.500	01/20/49		6,428,564
5,278,820	5.000	01/20/49		5,733,387
2,247,639	4.000	02/20/49		2,390,295
2,921,415	4.000	03/20/49		3,104,781
123,563	4.500	03/20/49		132,136
611,753	5.000	03/20/49		663,763
2,229,587	4.000	05/20/49		2,364,129
165,365	4.500	05/20/49		176,735
1,997,381	5.000	05/20/49		2,165,633
37,000,000	2.500	TBA-30yr	(i)	38,929,043
8,000,000	4.500	TBA-30yr	(i)	8,542,682
1,000,000	5.000	TBA-30yr	(i)	1,084,966

				98,667,141

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – 7.6%
$1,460	6.000%	06/01/21	$ 1,486
6,889	5.000	08/01/23	7,164
3,346	5.500	09/01/23	3,477
2,228	5.500	10/01/23	2,317
13,680	5.000	02/01/24	14,047
2,501	5.500	05/01/25	2,571
7,555	4.500	02/01/39	8,469
6,988	4.500	04/01/39	7,871
7,967	4.500	08/01/39	8,973
112,696	4.500	12/01/39	126,933
99,821	4.500	06/01/40	111,141
44,292	4.500	08/01/41	49,126
62,371	3.000	12/01/42	68,183
141,200	3.000	01/01/43	154,388
37,837	3.000	02/01/43	41,371
13,792	3.000	03/01/43	15,080
207,454	3.000	04/01/43	226,833
34,544	3.000	05/01/43	37,770
48,042	3.000	06/01/43	52,560
15,098	3.000	07/01/43	16,517
39,351	5.000	06/01/44	43,565
20,515	3.500	03/01/45	21,878
558,934	3.000	04/01/45	600,135
1,901,609	4.500	04/01/45	2,152,537
211,568	4.500	05/01/45	239,486
1,156,462	4.500	06/01/45	1,279,802
520,258	4.000	11/01/45	565,358
177,514	4.000	03/01/46	191,997
111,260	4.000	06/01/46	119,878
28,331	4.000	08/01/46	30,525
184,330	4.000	10/01/46	198,609
188,254	4.000	06/01/47	204,727
907,973	4.500	07/01/47	990,048
395,537	4.500	11/01/47	431,167
462,613	4.000	12/01/47	508,009
1,422,609	4.000	01/01/48	1,561,765
2,768,526	4.000	02/01/48	3,020,660
2,121,490	4.000	03/01/48	2,312,191
1,530,587	4.000	06/01/48	1,679,348
1,098,489	4.000	08/01/48	1,189,806
745,720	4.500	09/01/48	828,275
3,342,660	5.000	11/01/48	3,757,428
10,987,441	5.000	10/01/49	11,996,406

			34,879,877

UMBS, 30 Year, Single Family(i) – 21.9%
7,000,000	3.000	TBA-30yr	7,369,414
72,000,000	2.500	TBA-30yr	74,988,051
18,000,000	3.500	TBA-30yr	18,928,125

			101,285,590

TOTAL FEDERAL AGENCIES			$241,912,966

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $256,811,446)			$261,927,094

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – 0.5%
Dominican Republic(b)
$560,000	6.400%	06/05/49	$ 512,575
Israel Government AID Bond(j)
40,000	5.500	09/18/33	59,726
Republic Of Colombia(a)
530,000	3.125	04/15/31	526,290
470,000	4.125	05/15/51	472,938
Republic of Egypt(b)
620,000	8.875	05/29/50	612,250
Republic of Egypt(b)
200,000	4.550	11/20/23	198,000

TOTAL AGENCY DEBENTURES (Cost $2,403,723)			$2,381,779

Asset-Backed Securities(c) – 7.9%
Collateralized Loan Obligations – 5.1%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3M USD LIBOR + 1.300%)
$1,300,000	2.190%	01/15/33	$ 1,268,416
Benefit Street Partners CLO V-B Ltd. Series 2018-5BA, Class A1A(b) (3M USD LIBOR + 1.090%)
2,009,000	2.225	04/20/31	1,945,825
Crown City CLO I Series 2020-1A, Class A2(b) (3M USD LIBOR + 2.550%)
1,200,000	2.858	07/20/30	1,199,993
Crown City CLO I Series 2020-1A, Class B(b) (3M USD LIBOR + 3.030%)
1,000,000	3.350	07/20/30	995,521
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1(b) (3M USD LIBOR + 1.860%)
2,350,000	2.197	07/20/31	2,326,500
KREF Ltd. Series 2018-FL1, Class A(b) (1M USD LIBOR + 1.100%)
1,950,000	1.294	06/15/36	1,924,042
Magnetite XXIV Ltd. Series 2019-24A, Class A(b) (3M USD LIBOR + 1.330%)
2,000,000	3.237	01/15/33	1,963,534
Marble Point CLO XIV Ltd. Series 2018-2A, Class A1(b) (3M USD LIBOR + 1.330%)
3,000,000	2.465	01/20/32	2,923,998
MidOcean Credit CLO Series 2018-8X, Class A2 (3M USD LIBOR + 1.300%)
500,000	1.677	02/20/31	483,345
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
355,673	2.901	07/25/59	368,825

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (c) – (continued)
Collateralized Loan Obligations – (continued)
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3M USD LIBOR + 1.360%)
$1,200,000	2.671%	04/14/33	$ 1,162,352
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
1,475,000	1.365	06/15/36	1,411,858
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(b) (1M USD LIBOR + 0.850%)
35,349	1.035	06/25/35	33,881
TCW CLO Ltd. Series 2020-1A, Class C(b) (3M USD LIBOR + 4.300%)
1,250,000	5.060	04/20/28	1,256,581
TICP CLO VIII Ltd. Trust Series 2017-8A, Class A1(b) (1M USD LIBOR + 1.230%)
2,000,000	2.365	10/20/30	1,969,660
Whitehorse Ltd. Series 2014-9A, Class AR(b) (3M USD LIBOR + 1.160%)
802,001	2.295	07/17/26	798,682
Zais CLO Ltd. Series 2020-15A, Class A1(b) (3M USD LIBOR + 2.555%)
1,275,000	2.916	07/28/30	1,281,496

			23,314,509

Home Equity – 0.5%
Bear Stearns Asset Backed Securities Trust Series 2001-3, Class A2 (1M LIBOR + 0.800%)
5,684	0.985	10/27/32	5,397
Bear Stearns Asset Backed Securities Trust Series 2002-2, Class A1 (1M USD LIBOR + 0.660%)
1,470	0.845	10/25/32	1,409
CS First Boston Mortgage Securities Corp. Series 2001-HE17, Class A1 (1M USD LIBOR + 0.620%)
885	0.805	01/25/32	822
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
326	7.000	09/25/37	324
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
20,285	7.000	09/25/37	20,104
Home Equity Asset Trust Series 2002-1, Class A4 (1M USD LIBOR + 0.600%)
257	0.785	11/25/32	215
Home Equity Loan Trust Series 2007-FRE1, Class 2AV3 (1M USD LIBOR + 0.230%)
1,245,079	0.415	04/25/37	1,139,609
Morgan Stanley Mortgage Loan Trust Series 2007-7AX, Class 1A (1M USD LIBOR + 0.220%)
2,901,659	0.405	04/25/37	1,112,298

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities (c) – (continued)
Home Equity – (continued)
Renaissance Home Equity Loan Trust Series 2003-2, Class A (1M USD LIBOR + 0.880%)
$774	1.065%	08/25/33	$ 698

			2,280,876

Student Loan – 2.3%
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
792,991	1.426	09/26/33	761,355
Navient Student Loan Trust Series 2016-7A, Class A(b) (1M USD LIBOR + 1.150%)
972,596	1.335	03/25/66	949,377
Navient Student Loan Trust Series 2017-2A, Class A(b) (1M USD LIBOR + 1.050%)
3,298,227	1.235	12/27/66	3,197,858
PHEAA Student Loan Trust Series 2016-1A, Class A(b) (1M USD LIBOR + 1.150%)
1,411,476	1.335	09/25/65	1,380,731
Scholar Funding Trust Series 2010-A, Class A(b) (3M USD LIBOR + 0.750%)
380,645	1.637	10/28/41	349,472
SLM Student Loan Trust Series 2005-4, Class A3 (3M USD LIBOR + 0.120%)
178,321	1.111	01/25/27	172,635
SLM Student Loan Trust Series 2005-5, Class A4 (3M USD LIBOR + 0.140%)
1,016,051	1.131	10/25/28	986,091
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
44,945	1.091	04/25/27	44,911
SLM Student Loan Trust Series 2007-7, Class A4 (3M USD LIBOR + 0.330%)
690,900	1.321	01/25/22	651,378
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
194,392	1.741	04/25/23	181,350
SLM Student Loan Trust Series 2008-4, Class A4 (3M USD LIBOR + 1.650%)
447,158	2.641	07/25/22	435,314
SLM Student Loan Trust Series 2008-5, Class A4 (3M USD LIBOR + 1.700%)
771,999	2.691	07/25/23	759,432

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities (c) – (continued)
Student Loan – (continued)
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	$977,026	2.091%		07/25/23	$ 913,532

					10,783,436

TOTAL ASSET-BACKED SECURITIES (Cost $36,698,641)					$ 36,378,821

Foreign Debt Obligations – 0.9%
Sovereign – 0.9%
Abu Dhabi Government International Bond(b)
	$480,000	3.875%		04/16/50	$ 565,800
Dominican Republic(b)
	150,000	4.500		01/30/30	135,703
	200,000	5.875		01/30/60	171,813
Ecuador Government International Bond(f)
	360,000	9.625		06/02/27	151,200
	300,000	8.875	(b)	10/23/27	124,500
Mexico Government International Bond
	200,000	4.500		04/22/29	216,687
Republic of Indonesia
EUR	250,000	2.150	(b)	07/18/24	289,564
	$200,000	3.850		10/15/30	222,000
Republic of Qatar(b)
	200,000	4.400		04/16/50	247,750
Republic of Romania
EUR	20,000	2.875		03/11/29	23,278
	500,000	3.624	(b)	05/26/30	606,690
	70,000	2.000	(b)	01/28/32	73,287
	130,000	3.375	(b)	01/28/50	141,217
	160,000	3.375		01/28/50	173,805
Republic of South Africa
	$330,000	4.850		09/30/29	311,025
	200,000	5.750		09/30/49	172,875
United Mexican States(a)
	540,000	4.500		01/31/50	556,740

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $4,479,426)					$ 4,183,934

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 2.0%
California(a) – 0.4%
California State GO Bonds Build America Taxable Series 2009
$210,000	7.550%	04/01/39	$ 373,945
California State GO Bonds Build America Taxable Series 2010
66	7.950	03/01/36	63
East Bay Municipal Utility Disrtict Water System RB Build America SubSeries 2010
900,000	5.874	06/01/40	1,354,302

			1,728,310

Illinois – 1.2%
Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
2,374,000	7.750	01/01/42	3,112,267
Illinois State GO Bonds Build America Series 2010(a)
115,000	6.630	02/01/35	126,798
730,000	7.350	07/01/35	828,148
Illinois State GO Bonds Taxable-Pension Series 2003
1,460,000	5.100	06/01/33	1,481,097

			5,548,310

Minnesota(a)(c) – 0.0%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1(3M USD LIBOR + 0.000%)
42,746	0.987	04/28/30	42,696

New York(a) – 0.3%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
800,000	5.175	11/15/49	933,216
Port Authority of New York & New Jersey Consolidated Bonds - 192 Series 2015
375,000	4.810	10/15/65	514,313

			1,447,529

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
250,000	6.270	02/15/50	350,150

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $7,990,014)			$ 9,116,995

Principal Amount	Interest Rate	Maturity Date	Value

U.S. Treasury Obligations – 0.6%
United States Treasury Bonds(k)
$1,100,000	3.625%	02/15/44	$ 1,609,781
United States Treasury Inflation Indexed Notes(k)
1,226,676	0.125	07/15/22	1,255,787
United States Treasury Notes
80,000	2.875	08/15/28	94,700

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,400,231)			$ 2,960,268

Shares	Dividend Rate		Value

Investment Company(l) – 3.7%
Goldman Sachs Financial Square Government Fund - Institutional Shares
17,108,415	0.155%		$ 17,108,415
(Cost $17,108,415)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $582,067,747)			$ 601,109,909

TOTAL INVESTMENTS – 129.9% (Cost $582,067,747)			$ 601,109,909

LIABILITIES IN EXCESS OF OTHER ASSETS – (29.9)%			(138,338,670)

NET ASSETS – 100.0%			$ 462,771,239

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(d)	Pay-in-kind securities.

(e)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $149,842,281 which represents approximately 32.4% of the Fund’s net assets as of June 30, 2020.

(j)	Guaranteed by the United States Government until maturity. Total market value for these securities amounts to $59,726, which represents approximately 0.0% of the Fund’s net assets as of June 30, 2020.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

(k)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(l)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	2,130,316	USD	1,357,706	07/15/20	$112,564
	AUD	3,033,267	USD	2,083,365	09/16/20	10,442
	BRL	6,759,537	USD	1,221,066	07/02/20	21,825
	CAD	2,582,916	EUR	1,684,574	09/16/20	6,987
	CAD	3,616,000	USD	2,539,972	07/16/20	123,680
	CAD	1,655,178	USD	1,216,308	09/16/20	3,077
	CHF	737,230	EUR	690,027	09/16/20	3,340
	CHF	727,514	USD	768,233	09/16/20	1,407
	CNH	70,987,693	USD	9,972,104	09/16/20	25,144
	COP	10,293,825,482	USD	2,695,421	07/06/20	42,293
	EUR	356,599	CAD	543,970	09/16/20	579
	EUR	347,361	CHF	369,202	09/16/20	352
	EUR	332,613	GBP	301,893	09/16/20	88
	EUR	360,460	NOK	3,879,341	09/16/20	2,518
	EUR	12,039,230	USD	13,091,833	08/12/20	447,190
	EUR	976,757	USD	1,098,018	09/16/20	1,253
	GBP	643,388	EUR	704,373	09/16/20	4,862
	IDR	5,103,235,148	USD	341,338	07/20/20	8,928
	ILS	1,401,672	USD	402,011	09/16/20	3,477
	INR	62,725,710	USD	821,615	07/15/20	7,200
	INR	36,899,339	USD	483,545	07/28/20	3,472
	JPY	65,845,000	USD	606,062	07/22/20	3,929
	KRW	2,475,225,652	USD	2,049,446	07/15/20	13,920
	KRW	907,652,587	USD	751,642	09/02/20	5,094
	NOK	3,663,033	EUR	336,836	09/16/20	1,589
	RUB	245,229,008	USD	3,275,694	08/17/20	149,920
	SEK	15,276,364	EUR	1,447,801	09/16/20	11,571
	SEK	39,781,000	USD	3,943,278	07/09/20	326,324
	SEK	3,650,419	USD	390,428	09/16/20	1,696
	TRY	2,724,322	USD	372,272	07/13/20	24,078
	TRY	4,871,222	USD	691,982	09/16/20	3,692
	TWD	24,025,448	USD	806,223	07/06/20	11,686
	TWD	25,157,552	USD	845,526	07/20/20	13,294
	USD	459,311	AUD	659,538	09/16/20	4,044
	USD	4,643,869	BRL	24,306,138	07/02/20	174,641
	USD	1,023,375	BRL	5,296,375	08/04/20	51,157
	USD	3,280,068	CAD	4,398,335	09/16/20	39,775
	USD	4,775,640	CLP	3,836,626,726	07/03/20	104,350
	USD	1,685,096	CLP	1,368,238,195	08/27/20	17,941
	USD	797,177	CLP	647,626,827	09/16/20	7,812
	USD	1,062,142	COP	3,919,788,380	07/06/20	19,648
	USD	405,642	COP	1,513,935,953	07/27/20	3,751
	USD	23,034	EUR	20,310	08/12/20	194
	USD	3,810,768	EUR	3,366,695	09/16/20	21,790
	USD	7,002,400	GBP	5,620,730	07/15/20	37,059
	USD	12,588,371	GBP	9,962,066	09/16/20	238,772
	USD	1,201,443	IDR	17,200,564,947	07/20/20	20,866
	USD	406,101	ILS	1,391,770	09/16/20	3,478
	USD	1,256,477	JPY	134,495,718	07/22/20	10,504
	USD	3,243,556	JPY	347,276,629	09/16/20	23,930
	USD	1,187,908	MXN	26,738,934	09/17/20	36,555
	USD	947,490	NOK	8,993,217	07/09/20	13,122
	USD	405,722	NOK	3,863,931	09/16/20	4,169
	USD	1,675,178	PLN	6,562,718	09/16/20	15,975
	USD	3,670,530	RUB	256,555,502	08/17/20	86,696
	USD	405,592	SEK	3,757,731	09/16/20	1,941
	USD	410,487	TRY	2,805,021	07/13/20	2,397
	USD	405,953	TRY	2,796,776	07/27/20	738
	USD	406,045	TRY	2,803,210	07/29/20	135
	USD	410,487	TRY	2,867,005	09/16/20	1,041
	USD	803,759	ZAR	14,018,622	09/16/20	2,330

TOTAL						$2,342,282

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	411,160	USD	285,219	07/15/20	$(1,451)
	AUD	6,919,964	USD	4,830,799	09/16/20	(54,080)
	BRL	27,435,674	USD	5,319,409	07/02/20	(274,748)
	BRL	4,413,043	USD	830,973	08/04/20	(20,902)
	CAD	2,108,594	USD	1,558,511	07/16/20	(5,259)
	CAD	4,917,806	USD	3,660,368	09/16/20	(37,376)
	CHF	3,323,524	USD	3,528,803	09/16/20	(12,834)
	CLP	3,836,626,726	USD	4,845,664	07/03/20	(174,378)
	CLP	2,280,882,392	USD	2,780,547	08/27/20	(1,364)
	CNH	11,528,559	USD	1,625,219	09/16/20	(1,644)
	COP	4,532,993,447	USD	1,225,366	07/06/20	(19,785)
	EUR	562,491	CAD	866,512	09/16/20	(5,323)
	EUR	722,055	CHF	772,651	09/16/20	(4,766)
	EUR	342,750	GBP	312,039	09/16/20	(1,082)
	EUR	1,084,628	PLN	4,846,360	09/16/20	(4,595)
	EUR	1,434,037	SEK	15,088,490	09/16/20	(6,879)
	EUR	12,730,221	USD	14,463,566	09/16/20	(136,592)
	GBP	2,741,730	EUR	3,048,381	09/16/20	(31,917)
	GBP	1,582,684	USD	1,970,826	07/15/20	(9,527)
	GBP	658,474	USD	826,758	09/16/20	(10,473)
	IDR	28,021,030,822	USD	1,965,596	07/20/20	(42,346)
	IDR	5,954,995,875	USD	408,646	08/03/20	(1,159)
	INR	39,616,289	USD	525,554	07/28/20	(2,677)
	JPY	87,705,787	AUD	1,199,466	09/16/20	(14,841)
	JPY	44,529,163	GBP	334,280	09/16/20	(1,561)
	JPY	98,787,535	USD	922,953	07/22/20	(7,782)
	JPY	453,272,984	USD	4,242,278	09/16/20	(39,953)
	MXN	82,423,581	USD	3,707,591	09/17/20	(158,512)
	NOK	4,012,847	EUR	379,598	09/16/20	(10,183)
	NOK	3,855,829	SEK	3,804,045	09/16/20	(7,916)
	NOK	44,899,954	USD	4,818,622	09/16/20	(152,467)
	NZD	612,186	USD	399,658	09/16/20	(4,643)
	PLN	4,779,862	EUR	1,075,408	09/16/20	(1,841)
	RUB	167,095,055	USD	2,392,977	08/17/20	(58,819)
	SEK	10,520,542	USD	1,136,189	09/16/20	(6,084)
	TRY	5,704,005	USD	822,096	09/16/20	(7,489)
	USD	1,537,868	AUD	2,413,000	07/15/20	(127,500)
	USD	1,196,105	AUD	1,753,636	09/16/20	(14,396)
	USD	1,769,286	BRL	9,889,071	07/02/20	(49,040)
	USD	1,953,868	CAD	2,781,601	07/16/20	(95,141)
	USD	392,141	CAD	532,492	09/16/20	(151)
	USD	583,336	CHF	564,524	07/09/20	(12,651)
	USD	3,517,579	CHF	3,357,568	09/16/20	(34,403)
	USD	344,143	CLP	283,075,192	08/27/20	(775)
	USD	5,330,813	CNH	37,968,663	09/16/20	(16,342)
	USD	2,798,325	COP	10,907,030,548	07/06/20	(102,475)
	USD	1,342,958	COP	5,066,242,079	07/27/20	(1,930)
	USD	115,342	COP	459,349,104	08/25/20	(6,297)
	USD	13,014,341	EUR	11,983,629	08/12/20	(462,154)
	USD	883,939	EUR	786,615	09/16/20	(1,341)
	USD	892,656	IDR	13,556,858,995	07/20/20	(37,832)
	USD	1,632,318	ILS	5,697,252	09/16/20	(15,833)
	USD	1,627,554	INR	124,283,224	07/15/20	(14,640)
	USD	3,174,553	INR	243,372,322	07/28/20	(37,605)
	USD	845,826	KRW	1,020,508,739	07/15/20	(4,878)
	USD	1,009,169	KRW	1,240,520,738	09/02/20	(25,089)
	USD	409,490	MXN	9,548,946	09/17/20	(1,678)
	USD	263,433	NOK	2,811,921	07/09/20	(28,717)
	USD	406,424	NOK	3,935,274	09/16/20	(2,543)
	USD	413,523	NZD	647,348	09/16/20	(4,181)
	USD	405,464	RUB	29,358,045	08/17/20	(4,640)
	USD	4,120,539	SEK	41,569,268	07/09/20	(340,994)
	USD	782,696	THB	24,514,203	09/16/20	(10,341)
	USD	1,150,890	TRY	8,359,289	07/13/20	(65,265)
	USD	687,305	TRY	4,887,251	07/20/20	(22,253)
	USD	407,000	TRY	2,824,902	07/27/20	(2,291)
	USD	1,874,779	TRY	13,239,393	09/16/20	(15,980)
	USD	1,249,562	TWD	36,900,382	07/15/20	(9,151)
	USD	2,117,983	TWD	62,722,524	07/20/20	(23,221)
	USD	2,439,387	TWD	71,724,789	08/06/20	(14,692)
	USD	457,212	TWD	13,389,009	09/16/20	(2,989)
	ZAR	11,026,259	USD	648,364	09/16/20	(18,007)

TOTAL						$(2,960,664)

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

FNMA	4.500%	TBA-30yr	08/12/13	$(3,000,000)	$(3,224,649)
GNMA	4.000	TBA-30yr	07/22/19	(3,000,000)	(3,179,983)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	08/13/20	(5,000,000)	(5,300,000)

TOTAL (Proceeds Receivable: $11,717,266)					$(11,704,632)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	194	09/21/20	$42,322,313	$65,155
10 Year U.K. Long Gilt	3	09/28/20	511,649	107
10 Year U.S. Treasury Notes	160	09/21/20	22,267,500	79,622
20 Year U.S. Treasury Bonds	16	09/21/20	2,857,000	49,036

Total				$193,920

Short position contracts:
Eurodollars	(4)	12/14/20	(997,100)	(18,095)
2 Year U.S. Treasury Notes	(80)	09/30/20	(17,666,250)	(10,259)
5 Year U.S. Treasury Notes	(197)	09/30/20	(24,771,211)	(56,158)
10 Year U.S. Treasury Bonds	(21)	09/21/20	(3,307,172)	(19,868)

Total				$(104,380)

TOTAL FUTURES CONTRACTS				$89,540

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	4.120%	01/03/22	BRL	6,275		$22,134	$(14,123)	$36,257
1M BID Avg(a)	5.440	01/03/22		1,810		14,516	(18,725)	33,241
Mexico Interbank TIIE 28 Days(a)	4.500	09/15/22	MXN	43,640	(b)	5,989	(1,146)	7,135
6.943%(a)	1M BID Average	01/02/23	BRL	4,525		(59,777)	—	(59,777)
1M BID Avg(c)	5.750	01/02/23		845		7,444	899	6,545
1M BID Avg(a)	6.372	01/02/23		525		5,637	—	5,637
1M BID Avg(a)	6.660	01/02/23		3,004		40,928	4,952	35,976
6M CDOR(d)	0.500	09/16/23	CAD	79,690	(b)	(259,931)	(337,408)	77,477
0.500(e)	3M LIBOR(d)	09/16/23		$42,640	(b)	(345,870)	(254,064)	(91,806)
1M BID Average(a)	4.930	01/02/24	BRL	690	(b)	251	(290)	541
6M CDOR(d)	0.840	06/24/24	CAD	44,840	(b)	8,158	16,949	(8,791)
0.000(e)	3M LIBOR	07/25/24		$24,700		2,826	395	2,431
1M BID Average(a)	6.260	01/02/25	BRL	3,975		25,797	7,991	17,806
6M AUDOR(d)	0.553	05/16/25	AUD	41,300	(b)	7,989	(25,477)	33,466
0.307(d)	6M EURO(f)	05/18/25	EUR	30,430	(b)	(35,425)	28,093	(63,518)
6M GBP(f)	0.032	06/17/25	GBP	13,810		27,726	(32,670)	60,396
6M GBP(f)	0.270	06/17/25		17,910		300,312	(994,097)	1,294,409
6M CNY(e)	2.500	06/17/25	CNY	30,580		34,213	28,317	5,896
Mexico Interbank TIIE 28 Days(a)	5.400	09/11/25	MXN	59,350	(b)	62,838	9,315	53,523
3M LIBOR(e)	0.500(d)	09/16/25		$6,100	(b)	47,949	50,605	(2,656)
3M NIBOR(d)	0.500(f)	09/16/25	NOK	24,470	(b)	(21,965)	(23,919)	1,954
1.000(d)	6M GBP	09/16/25	GBP	2,180	(b)	(102,976)	(101,794)	(1,182)
6M AUDOR(d)	0.960	04/21/27	AUD	5,290	(b)	16,128	966	15,162
6M CHFOR(d)	0.500(f)	09/16/27	CHF	15,780	(b)	(95,246)	(88,698)	(6,548)
6M AUDOR(d)	1.250	09/16/27	AUD	13,670	(b)	383,945	368,448	15,497
0.000(d)	6M EURO(f)	09/16/27	EUR	15,360	(b)	(350,781)	(357,040)	6,259
1.000(d)	6M GBP	09/16/27	GBP	8,200	(b)	(501,592)	(403,454)	(98,138)
6M AUDOR(d)	1.000	04/26/28	AUD	20,820	(b)	34,890	(180,667)	215,557
0.500(d)	6M GBP	03/10/30	GBP	10,820	(b)	(11,817)	(201,815)	189,998
0.570(f)	6M GBP	03/18/30		5,260		(301,986)	22,021	(324,007)
6M JYOR(d)	0.250	03/19/30	JPY	186,310	(b)	13,223	13,224	(1)
6M AUDOR(d)	1.750	03/19/30	AUD	4,490	(b)	67,274	(96,235)	163,509
6M EURO(d)	0.050(f)	05/21/30	EUR	6,960	(b)	22,112	(3,452)	25,564
3M LIBOR(e)	0.980(d)	05/21/30		$9,590	(b)	13,975	(13,690)	27,665
6M CHFOR(d)	0.500(f)	06/17/30	CHF	10,310		(222,081)	(132,250)	(89,831)
0.308(f)	6M GBP	06/17/30	GBP	9,000		(218,093)	(268,502)	50,409
3M LIBOR(e)	1.750(d)	06/18/30		$7,110	(b)	275,418	194,759	80,659
0.250(d)	6M EURO(f)	06/18/30	EUR	9,080	(b)	(130,463)	(216,952)	86,489
1.000(d)	6M GBP	06/18/30	GBP	5,320	(b)	(165,755)	(128,700)	(37,055)
1.140(d)	6M CDOR	06/24/30	CAD	9,630	(b)	(6,047)	(10,085)	4,038
6M EURO(d)	0.250(f)	09/16/30	EUR	5,700	(b)	271,377	247,426	23,951
3M LIBOR(e)	0.750(d)	09/16/30		$4,220	(b)	38,545	32,013	6,532
3M NIBOR(d)	0.750(f)	09/16/30	NOK	28,560	(b)	(47,348)	(60,192)	12,844
6M AUDOR(d)	1.500	09/16/30	AUD	11,320	(b)	448,523	318,839	129,684
0.250(d)	6M EURO(f)	09/16/30	EUR	10,140	(b)	(482,765)	(454,635)	(28,130)
1.000(d)	6M GBP	09/16/30	GBP	2,130	(b)	(165,644)	(167,364)	1,720
0.100(d)	6M CHFOR(f)	09/17/30	CHF	2,040	(b)	4,730	(2,645)	7,375
6M EURO(d)	0.053(f)	12/15/30	EUR	1,260	(b)	13,779	10,002	3,777
6M EURO(d)	0.020(f)	04/07/31		480	(b)	8,157	6,737	1,420
6M EURO(d)	0.280(f)	07/06/31		920	(b)	41,389	16,561	24,828
6M EURO(d)	0.050(f)	10/26/31		300	(b)	4,763	2,552	2,211
1.160(e)	3M LIBOR(d)	05/21/35		$9,610	(b)	(1,768)	11,578	(13,346)
1.363(d)	6M AUDOR	04/21/40	AUD	1,530	(b)	18,071	(660)	18,731
0.260(d)	6M EURO(f)	05/21/40	EUR	3,320	(b)	24,616	13,408	11,208
0.400(f)	6M GBP	06/17/40	GBP	4,450		(227,525)	(289,177)	61,652
3M LIBOR(e)	1.750(d)	06/19/40		$2,440	(b)	133,370	119,757	13,613
0.750(d)	6M EURO(f)	06/19/40	EUR	2,730	(b)	(132,951)	(174,714)	41,763
1.500(d)	6M GBP	06/19/40	GBP	1,330	(b)	(153,841)	(172,397)	18,556
6M JYOR(d)	0.500	06/20/40	JPY	351,070	(b)	23,919	31,133	(7,214)
0.500(d)	6M EURO(f)	09/16/40	EUR	130	(b)	(12,570)	(7,206)	(5,364)
0.855(e)	3M LIBOR(d)	04/09/45		$6,390	(b)	49,009	230	48,779
3M LIBOR(e)	0.845(d)	04/10/50		6,610	(b)	(37,701)	238	(37,939)
6M CDOR(d)	1.750	06/17/50	CAD	3,840		273,532	142,106	131,426
6M JYOR(d)	0.500	06/20/50	JPY	365,050	(b)	3,497	34,796	(31,299)
3M LIBOR(e)	1.750(d)	06/20/50		$450	(b)	28,086	21,469	6,617
0.500(d)	6M EURO(f)	06/20/50	EUR	440	(b)	(27,395)	(25,439)	(1,956)
1.000(d)	6M GBP	06/20/50	GBP	1,140	(b)	(82,066)	(144,501)	62,435
0.750(e)	3M LIBOR(d)	09/16/50		$1,980	(b)	96,156	177,383	(81,227)
0.500(d)	6M EURO(f)	09/16/50	EUR	620	(b)	(99,123)	(93,016)	(6,107)

TOTAL						$(1,377,311)	$(3,564,037)	$2,186,726

(a)	Payments made monthly.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

(c)	Payments made at maturity.

(d)	Payments made semi-annually.

(e)	Payments made quarterly.

(f)	Payments made annually.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund	Credit Spread at June 30, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%(b)	0.135%	Barclays Bank PLC	06/20/21	$80	$(705)	$142	$(847)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.155	Barclays Bank PLC	12/20/21	690	(8,887)	(808)	(8,079)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.121	BofA Securities LLC	12/20/20	830	(3,756)	464	(4,220)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.135	BofA Securities LLC	06/20/21	670	(5,906)	1,524	(7,430)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.121	Citibank NA	12/20/20	720	(3,258)	573	(3,831)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.135	Citibank NA	06/20/21	560	(4,936)	1,019	(5,955)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.177	Citibank NA	06/20/22	80	(1,335)	(476)	(859)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.135	Deutsche Bank AG (London)	06/20/21	460	(4,055)	1,042	(5,097)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.121	JPMorgan Securities, Inc.	12/20/20	6,410	(29,004)	4,738	(33,742)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.135	JPMorgan Securities, Inc.	06/20/21	10	$(88)	19	(107)
People’s Republic of China, 7.500%, 10/28/27	(1.000)(b)	0.177	JPMorgan Securities, Inc.	06/20/22	140	(2,335)	(604)	(1,731)
Protection Sold:
Markit CMBX Series 10	3.000(c)	7.040	MS & Co. Int. PLC	11/17/59	600	(122,256)	(114,957)	(7,299)
Markit CMBX Series 11	3.000(c)	6.580	JPMorgan Securities, Inc.	11/18/54	350	(71,443)	(109,370)	37,927
Markit CMBX Series 11	3.000(c)	6.580	MS & Co. Int. PLC	11/18/54	1,000	(204,039)	(286,861)	82,822

TOTAL						$(462,003)	$(503,555)	$41,552

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

(b)	Payments made quarterly.

(c)	Payments made monthly.

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 34	1.000%	0.622%	06/20/23	$12,475	$142,510	$158,563	$(16,053)
The Boeing Co., 8.750%, 08/15/21	1.000	2.435	06/20/24	500	(26,395)	8,617	(35,012)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.434	06/20/24	825	18,781	11,058	7,723
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.074	06/20/24	2,430	(6,303)	5,953	(12,256)
State of Qatar, 9.750%, 06/15/30	1.000	0.607	06/20/24	210	3,333	3,646	(313)
State of Qatar, 9.750%, 06/15/30	1.000	0.678	12/20/24	100	1,465	1,887	(422)
General Electric Co. 2.700%, 10/09/22	1.000	1.566	06/20/24	1,125	(24,066)	(15,265)	(8,801)
CDX.NA.IG Index 28	1.000	0.841	06/20/22	11,100	38,132	151,183	(113,051)
General Electric Co. 2.700%, 10/09/22	1.000	1.699	12/20/24	475	(14,066)	(6,763)	(7,303)

TOTAL					$133,391	$318,879	$(185,488)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(3,200,000)	$(3,200,000)	$(22,157)	$(22,720)	$563
3M IRS	Citibank NA	0.860	07/08/2020	(3,400,000)	(3,400,000)	(73,520)	(27,880)	(45,640)
18M IRS	Citibank NA	0.050	10/22/2021	(2,160,000)	(2,160,000)	(76,120)	(61,439)	(14,681)
1M IRS	Citibank NA	0.630	07/29/2020	(3,400,000)	(3,400,000)	(21,448)	(24,225)	2,777
6M IRS	Citibank NA	0.053	12/11/2020	(1,120,000)	(1,120,000)	(22,912)	(17,456)	(5,456)
1M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(8,300,000)	(8,300,000)	(36,717)	(105,410)	68,693
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(3,400,000)	(3,400,000)	(25,955)	(24,820)	(1,135)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(9,300,000)	(9,300,000)	(91,636)	(97,604)	5,968

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1Y IRS	Deutsche Bank AG (London)	0.506%	04/06/2021	(7,000,000)	$(7,000,000)	$(78,773)	$(77,350)	$(1,423)
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(8,300,000)	(8,300,000)	(36,717)	(86,320)	49,603
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(8,300,000)	(8,300,000)	(37,811)	(75,115)	37,304
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,670,000)	(1,670,000)	(48,318)	(44,514)	(3,804)
3M IRS	JPMorgan Securities, Inc.	0.340	08/13/2020	(7,170,000)	(7,170,000)	(56,937)	(43,430)	(13,507)
3M IRS	JPMorgan Securities, Inc.	0.350	09/28/2020	(16,250,000)	(16,250,000)	(56,493)	(32,926)	(23,567)
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,210,000)	(1,210,000)	(24,754)	(18,808)	(5,946)
6M IRS	JPMorgan Securities, Inc.	0.350	08/13/2020	(12,940,000)	(12,940,000)	(30,681)	(34,090)	3,409
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(4,060,000)	(4,060,000)	(51,161)	(45,547)	(5,614)
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(4,500,000)	(4,500,000)	(31,420)	(31,725)	305
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(3,050,000)	(3,050,000)	(16,159)	(15,828)	(331)
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(3,050,000)	(3,050,000)	(26,395)	(17,578)	(8,817)
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(3,050,000)	(3,050,000)	(15,701)	(15,548)	(153)
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(3,400,000)	(3,400,000)	(27,045)	(27,047)	2
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(1,810,000)	(1,810,000)	(37,028)	(28,154)	(8,874)
6M IRS	MS & Co. Int. PLC	0.350	08/13/2020	(12,940,000)	(12,940,000)	(30,681)	(33,669)	2,988
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(9,320,000)	(9,320,000)	(119,520)	(105,526)	(13,994)
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(7,070,000)	(7,070,000)	(99,760)	(73,259)	(26,501)
1M IRS	UBS AG (London)	0.172	07/27/2020	(3,050,000)	(3,050,000)	(13,765)	(15,067)	1,302
1Y IRS	UBS AG (London)	0.256	08/27/2020	(4,380,000)	(4,380,000)	(15,623)	(70,560)	54,937
6M IRS	UBS AG (London)	0.380	07/02/2021	(1,240,000)	(1,240,000)	(77,529)	(48,218)	(29,311)

				(158,040,000)	$(158,040,000)	$(1,302,736)	$(1,321,833)	$19,097

GOLDMAN SACHS BOND FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(3,200,000)	$(3,200,000)	$(14,483)	$(22,720)	$8,237
3M IRS	Citibank NA	0.860	07/08/2020	(3,400,000)	(3,400,000)	(252)	(27,880)	27,628
18M IRS	Citibank NA	0.050	10/22/2021	(2,160,000)	(2,160,000)	(42,070)	(64,938)	22,868
1M IRS	Citibank NA	0.630	07/29/2020	(3,400,000)	(3,400,000)	(26,858)	(24,225)	(2,633)
6M IRS	Citibank NA	0.053	12/11/2020	(1,120,000)	(1,120,000)	(10,780)	(17,456)	6,676
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(3,400,000)	(3,400,000)	(16,155)	(24,820)	8,665
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(9,300,000)	(9,300,000)	(73,249)	(97,604)	24,355
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(7,000,000)	(7,000,000)	(40,544)	(77,350)	36,806
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(17,400,000)	(17,400,000)	(6,538)	(62,422)	55,884
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,670,000)	(1,670,000)	(20,084)	(44,514)	24,430
3M IRS	JPMorgan Securities, Inc.	0.150	09/28/2020	(16,250,000)	(16,250,000)	(13,136)	(31,625)	18,489
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,210,000)	(1,210,000)	(11,647)	(18,808)	7,161
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(4,500,000)	(4,500,000)	(20,178)	(31,725)	11,547
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(3,050,000)	(3,050,000)	(1,181)	(15,828)	14,647
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(3,050,000)	(3,050,000)	(2,604)	(17,578)	14,974
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(3,050,000)	(3,050,000)	(9,411)	(15,548)	6,137
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(3,400,000)	(3,400,000)	(9,684)	(27,047)	17,363
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(1,810,000)	(1,810,000)	(17,422)	(28,154)	10,732
1M IRS	UBS AG (London)	0.172	07/27/2020	(3,050,000)	(3,050,000)	(15,031)	(15,067)	36
6M IRS	UBS AG (London)	0.380	07/02/2021	(1,240,000)	(1,240,000)	(7,603)	(15,647)	8,044

				(92,660,000)	$(92,660,000)	$(358,910)	$(680,956)	$322,046

TOTAL				(250,700,000)	$(250,700,000)	$(1,661,646)	$(2,002,789)	$341,143

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 48.0%
Aerospace & Defense – 1.2%
Boeing Co.(a)
$2,525,000	5.805%		05/01/50	$ 2,977,227
General Dynamics Corp.(a)
825,000	4.250		04/01/50	1,065,900
Northrop Grumman Corp.(a)
1,925,000	2.930		01/15/25	2,080,617
2,750,000	3.250		01/15/28	3,071,722
105,000	4.030		10/15/47	126,925
2,275,000	5.250		05/01/50	3,280,095
Raytheon Technologies Corp.
1,775,000	3.950	(a)	08/16/25	2,022,169
775,000	4.125	(a)	11/16/28	912,849
800,000	5.700		04/15/40	1,112,968
350,000	4.050	(a)	05/04/47	417,407
550,000	4.625	(a)	11/16/48	712,300
The Boeing Co.(a)
1,575,000	3.450		11/01/28	1,578,402

				19,358,581

Agriculture(a) – 0.3%
Altria Group, Inc.
1,775,000	3.800		02/14/24	1,942,418
Archer-Daniels-Midland Co.
525,000	3.250		03/27/30	594,652
BAT Capital Corp.
1,685,000	3.222		08/15/24	1,800,844
425,000	4.758		09/06/49	480,249
225,000	5.282		04/02/50	272,288

				5,090,451

Airlines(a) – 0.1%
Delta Air Lines, Inc.
2,275,000	7.375		01/15/26	2,201,063

Apparel(a) – 0.1%
NIKE, Inc.
975,000	3.250		03/27/40	1,087,369
350,000	3.375		03/27/50	402,755

				1,490,124

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – 0.3%
Ford Motor Credit Co. LLC
$1,200,000	5.875%		08/02/21	$ 1,211,892
General Motors Co.
1,425,000	5.400		10/02/23	1,541,494
550,000	4.000		04/01/25	571,527
200,000	5.950	(a)	04/01/49	208,328
General Motors Financial Co., Inc.(a)
675,000	4.300		07/13/25	707,724
300,000	5.650		01/17/29	334,104

				4,575,069

Banks – 10.5%
Banco Santander SA
2,400,000	2.746		05/28/25	2,481,840
400,000	4.250		04/11/27	442,372
800,000	3.306		06/27/29	865,192
Bank of America Corp.
3,050,000	4.125		01/22/24	3,377,448
1,585,000	4.200		08/26/24	1,758,526
5,000,000	4.183	(a)	11/25/27	5,696,900
350,000	6.110		01/29/37	496,006
(3M USD LIBOR + 0.660%)
2,525,000	2.369	(a)(b)	07/21/21	2,527,323
(3M USD LIBOR + 0.940%)
5,550,000	3.864	(a)(b)	07/23/24	6,021,861
(3M USD LIBOR + 0.990%)
225,000	2.496	(a)(b)	02/13/31	235,456
(3M USD LIBOR + 1.190%)
1,325,000	2.884	(a)(b)	10/22/30	1,431,835
(3M USD LIBOR + 1.370%)
1,550,000	3.593	(a)(b)	07/21/28	1,740,913
(3M USD LIBOR + 3.150%)
3,350,000	4.083	(a)(b)	03/20/51	4,156,479
Barclays PLC(a)(b)
(3M USD LIBOR + 1.400%)
2,725,000	4.610		02/15/23	2,868,716
(3M USD LIBOR + 2.452%)
2,600,000	2.852		05/07/26	2,709,460
BNP Paribas SA(c)
3,825,000	3.500		03/01/23	4,049,719
900,000	3.375		01/09/25	973,152

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
BNP Paribas SA(c) – (continued)
(5 Year USD Swap + 4.149%)
$650,000	6.625	%(a)(b)	12/31/99	$ 661,694
(SOFR + 2.074%)
1,325,000	2.219	(a)(b)	06/09/26	1,354,203
BPCE SA(c)
2,250,000	4.000		09/12/23	2,425,950
1,150,000	4.625		09/12/28	1,344,120
Capital One NA(a)
1,700,000	2.650		08/08/22	1,759,041
CIT Bank NA(a)(b)(SOFR + 1.715%)
1,500,000	2.969		09/27/25	1,403,175
CIT Group, Inc.(a)
224,000	4.750		02/16/24	226,240
Citigroup, Inc.
2,575,000	2.700	(a)	10/27/22	2,685,030
2,595,000	3.500		05/15/23	2,766,633
2,500,000	4.600		03/09/26	2,856,600
3,175,000	3.400		05/01/26	3,521,742
1,150,000	4.125		07/25/28	1,299,086
(3M USD LIBOR + 1.023%)
1,795,000	4.044	(a)(b)	06/01/24	1,949,765
(SOFR + 1.422%)
1,375,000	2.976	(a)(b)	11/05/30	1,460,429
(SOFR + 3.914%)
1,425,000	4.412	(a)(b)	03/31/31	1,683,181
Citizens Bank NA(a)
545,000	3.250		02/14/22	565,225
Credit Agricole SA(c)
1,050,000	3.250		10/04/24	1,127,889
(5 Year USD Swap + 4.319%)
600,000	6.875	(a)(b)	12/31/99	621,276
(SOFR + 1.676%)
1,275,000	1.907	(a)(b)	06/16/26	1,291,626
Credit Suisse AG
1,550,000	2.800		04/08/22	1,608,079
1,175,000	2.950		04/09/25	1,270,328
Credit Suisse Group AG(a)(c)
1,400,000	4.282		01/09/28	1,565,942
(3M USD LIBOR + 1.410%)
1,675,000	3.869	(b)	01/12/29	1,845,666
(SOFR + 3.730%)
1,925,000	4.194	(b)	04/01/31	2,193,172
Credit Suisse Group Funding Guernsey Ltd.
683,000	4.550		04/17/26	785,587

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Deutsche Bank AG
$3,350,000	2.700%		07/13/20	$ 3,350,971
Fifth Third Bancorp(a)
1,235,000	2.375		01/28/25	1,301,912
HSBC Holdings PLC
600,000	4.950		03/31/30	719,304
(3M USD LIBOR + 1.000%)
850,000	1.386	(a)(b)	05/18/24	844,271
(3M USD LIBOR + 1.055%)
1,200,000	3.262	(a)(b)	03/13/23	1,242,948
(3M USD LIBOR + 1.211%)
1,625,000	3.803	(a)(b)	03/11/25	1,754,821
Huntington Bancshares, Inc.(a)
1,625,000	4.000		05/15/25	1,839,955
ING Groep NV(a)(b)(c)(1 Year CMT + 1.100%)
3,400,000	1.400		07/01/26	3,409,452
JPMorgan Chase & Co.(a)(b)
(3M USD LIBOR + 0.610%)
1,150,000	3.514		06/18/22	1,180,958
(3M USD LIBOR + 0.730%)
640,000	3.559		04/23/24	685,222
(3M USD LIBOR + 0.890%)
650,000	3.797		07/23/24	704,808
(3M USD LIBOR + 0.945%)
1,400,000	3.509		01/23/29	1,577,380
(3M USD LIBOR + 1.000%)
7,500,000	4.023		12/05/24	8,263,125
(3M USD LIBOR + 1.245%)
2,275,000	3.960		01/29/27	2,588,495
(3M USD LIBOR + 1.337%)
2,150,000	3.782		02/01/28	2,431,198
(3M USD LIBOR + 1.360%)
800,000	3.882		07/24/38	944,984
(3M USD LIBOR + 3.800%)
2,250,000	4.487		12/29/49	2,117,340
(SOFR + 2.515%)
925,000	2.956		05/13/31	980,278
(SOFR + 3.125%)
2,350,000	4.600		12/31/99	2,094,437
(SOFR + 3.790%)
275,000	4.493		03/24/31	335,266
Mitsubishi UFJ Financial Group, Inc.
1,700,000	3.751		07/18/39	1,930,027
Morgan Stanley, Inc.
550,000	5.500		07/28/21	578,963
2,200,000	4.875		11/01/22	2,392,478
3,300,000	3.700		10/23/24	3,660,030
700,000	4.000		07/23/25	793,324
4,000,000	3.950		04/23/27	4,482,400
(3M USD LIBOR + 0.847%)
550,000	3.737	(a)(b)	04/24/24	592,840

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Morgan Stanley, Inc. – (continued)
(3M USD LIBOR + 1.628%)
$1,150,000	4.431	%(a)(b)	01/23/30	$ 1,369,731
(SOFR + 1.152%)
1,050,000	2.720	(a)(b)	07/22/25	1,110,039
(SOFR + 3.120%)
1,325,000	3.622	(a)(b)	04/01/31	1,515,535
(SOFR + 4.840%)
2,175,000	5.597	(a)(b)	03/24/51	3,282,010
Regions Financial Corp.(a)
447,000	3.800		08/14/23	486,001
Royal Bank of Canada(b)(3M USD LIBOR + 0.390%)
250,000	1.150		04/30/21	250,690
Royal Bank of Scotland Group PLC
1,336,000	3.875		09/12/23	1,441,624
(3M USD LIBOR + 1.480%)
1,883,000	3.498	(a)(b)	05/15/23	1,955,834
(3M USD LIBOR + 1.550%)
2,100,000	4.519	(a)(b)	06/25/24	2,281,608
(3M USD LIBOR + 1.762%)
400,000	4.269	(a)(b)	03/22/25	434,852
(5 Year CMT + 2.100%)
500,000	3.754	(a)(b)	11/01/29	518,125
Santander UK PLC
2,325,000	2.875		06/18/24	2,477,218
Standard Chartered PLC(a)(b)(c)(3M USD LIBOR + 1.150%)
3,008,000	4.247		01/20/23	3,121,281
State Street Corp.(a)(b)(c)(SOFR + 2.650%)
100,000	3.152		03/30/31	112,443
The Huntington National Bank(a)
675,000	1.800		02/03/23	694,595
Truist Bank(a)
1,250,000	2.250		03/11/30	1,262,175
UBS Group AG(c)
2,550,000	4.125		09/24/25	2,893,765
Wells Fargo & Co.
1,135,000	3.750	(a)	01/24/24	1,240,192
2,700,000	3.000		10/23/26	2,939,274
1,525,000	4.300		07/22/27	1,744,081
(3M USD LIBOR + 4.240%)
325,000	5.013	(a)(b)	04/04/51	447,779
Westpac Banking Corp.(a)(b) (5 Year CMT + 2.000%)
1,350,000	4.110		07/24/34	1,489,914

				167,970,830

Beverages – 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(a)
850,000	4.700		02/01/36	994,355
6,675,000	4.900		02/01/46	8,096,508

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Beverages – (continued)
Anheuser-Busch InBev Worldwide, Inc.
$2,000,000	4.750	%(a)	01/23/29	$ 2,414,600
400,000	4.950		01/15/42	482,460
3,275,000	4.600	(a)	04/15/48	3,825,102
475,000	5.550	(a)	01/23/49	635,122
925,000	4.500	(a)	06/01/50	1,101,203
Bacardi Ltd.(a)(c)
1,500,000	5.300		05/15/48	1,861,770
Constellation Brands, Inc.(a)
1,375,000	4.400		11/15/25	1,587,479
625,000	3.700		12/06/26	700,406
1,075,000	3.600		02/15/28	1,184,919
1,425,000	3.150		08/01/29	1,536,364
(3M USD LIBOR + 0.700%)
2,100,000	1.092	(b)	11/15/21	2,095,821
Keurig Dr Pepper, Inc.(a)
1,400,000	4.057		05/25/23	1,524,040
225,000	5.085		05/25/48	298,958
350,000	3.800		05/01/50	399,423
PepsiCo., Inc.(a)
1,500,000	3.625		03/19/50	1,818,330

				30,556,860

Building Materials(a)(c) – 0.5%
Carrier Global Corp.
3,375,000	2.493		02/15/27	3,434,063
4,900,000	2.722		02/15/30	4,909,114

				8,343,177

Chemicals – 0.7%
Air Products and Chemicals, Inc.(a)
625,000	2.050		05/15/30	656,044
425,000	2.800		05/15/50	449,931
Bluestar Finance Holdings Ltd.(a)(b)(-1x Year CMT + 6.651%)
1,200,000	3.875		12/31/99	1,195,500
DuPont de Nemours, Inc.(a)
925,000	4.205		11/15/23	1,014,392
975,000	4.493		11/15/25	1,121,211
75,000	5.419		11/15/48	98,513

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – (continued)
Ecolab, Inc.
$133,000	5.500%		12/08/41	$ 187,636
231,000	3.950	(a)	12/01/47	288,339
Huntsman International LLC(a)
850,000	4.500		05/01/29	893,908
Sasol Financing International Ltd.
400,000	4.500		11/14/22	361,080
Sasol Financing USA LLC(a)
200,000	5.875		03/27/24	179,500
Syngenta Finance NV(c)
2,590,000	3.933		04/23/21	2,605,825
The Sherwin-Williams Co.(a)
20,000	2.750		06/01/22	20,595
325,000	3.125		06/01/24	349,850
1,900,000	3.450		06/01/27	2,125,283

				11,547,607

Commercial Services(a) – 1.0%
CoStar Group, Inc.(c)
2,225,000	2.800		07/15/30	2,281,141
Global Payments, Inc.
875,000	2.650		02/15/25	929,224
550,000	3.200		08/15/29	588,808
IHS Markit Ltd.
2,800,000	4.000	(c)	03/01/26	3,095,876
1,775,000	4.250		05/01/29	2,030,848
PayPal Holdings, Inc.
3,825,000	1.650		06/01/25	3,955,777
3,000,000	2.650		10/01/26	3,263,220

				16,144,894

Computers(a) – 1.6%
Amdocs Ltd.
1,225,000	2.538		06/15/30	1,212,419
Apple, Inc.
1,925,000	2.750		01/13/25	2,091,339
4,050,000	2.450		08/04/26	4,399,353

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(a) – (continued)
Dell International LLC/EMC Corp.(c)
$1,625,000	5.450%		06/15/23	$ 1,778,075
2,200,000	6.020		06/15/26	2,516,910
1,000,000	8.100		07/15/36	1,294,200
Hewlett Packard Enterprise Co.
2,400,000	2.250		04/01/23	2,473,176
4,325,000	4.450		10/02/23	4,726,836
1,775,000	4.650		10/01/24	1,992,704
1,782,000	4.900		10/15/25	2,054,165
410,000	6.350		10/15/45	501,442

				25,040,619

Diversified Financial Services – 1.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
1,125,000	3.950	(a)	02/01/22	1,123,324
2,075,000	4.625		07/01/22	2,095,584
1,450,000	3.300	(a)	01/23/23	1,416,809
900,000	4.875	(a)	01/16/24	891,027
965,000	6.500	(a)	07/15/25	1,009,892
AIG Global Funding(c)
474,000	2.300		07/01/22	488,997
Air Lease Corp.(a)
2,250,000	2.300		02/01/25	2,149,942
1,625,000	3.375		07/01/25	1,623,521
2,200,000	3.750		06/01/26	2,219,646
American Express Co.(a)
425,000	3.700		11/05/21	441,881
650,000	2.500		08/01/22	673,712
555,000	2.500		07/30/24	588,178
700,000	3.625		12/05/24	774,130
(3M USD LIBOR + 3.285%)
1,010,000	3.598	(b)	12/29/49	862,288
Avolon Holdings Funding Ltd.(a)(c)
975,000	3.950		07/01/24	853,973
2,125,000	2.875		02/15/25	1,789,739
Capital One Financial Corp.
1,050,000	3.500		06/15/23	1,125,400
1,110,000	3.300	(a)	10/30/24	1,191,973

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
GE Capital International Funding Co.
$3,500,000	3.373%		11/15/25	$ 3,664,535
800,000	4.418		11/15/35	811,256
Huarong Finance 2017 Co. Ltd.
200,000	4.750		04/27/27	215,125
200,000	4.250		11/07/27	209,375
Huarong Finance 2019 Co. Ltd.
500,000	3.750		05/29/24	514,063
390,000	3.875	(a)	11/13/29	398,409
Intercontinental Exchange, Inc.(a)
1,100,000	3.000		06/15/50	1,139,930
Mastercard, Inc.(a)
850,000	3.300		03/26/27	964,283
Nasdaq, Inc.(a)
350,000	3.250		04/28/50	366,041
Raymond James Financial, Inc.(a)
275,000	4.650		04/01/30	328,012
Visa, Inc.(a)
325,000	2.050		04/15/30	340,691

				30,271,736

Electrical – 2.6%
AEP Transmission Co. LLC(a)
225,000	3.650		04/01/50	260,750
Alliant Energy Finance LLC(a)(c)
825,000	3.750		06/15/23	885,258
225,000	4.250		06/15/28	254,309
Ameren Corp.(a)
400,000	3.500		01/15/31	448,300
American Electric Power Co., Inc.(a)
850,000	2.300		03/01/30	867,842
Arizona Public Service Co.(a)
1,175,000	2.950		09/15/27	1,271,091
Avangrid, Inc.(a)
925,000	3.200		04/15/25	1,010,757
Berkshire Hathaway Energy Co.
599,000	2.375		01/15/21	605,541
400,000	3.250	(a)	04/15/28	452,492
1,275,000	3.700	(a)(c)	07/15/30	1,491,546
250,000	4.250	(a)(c)	10/15/50	314,640

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
Dominion Energy, Inc.
$1,650,000	3.071	%(d)	08/15/24	$ 1,773,535
725,000	3.375	(a)	04/01/30	803,220
DTE Energy Co.
1,087,000	2.250		11/01/22	1,122,262
Duke Energy Corp.(a)
2,100,000	3.150		08/15/27	2,336,670
Emera US Finance LP(a)
950,000	2.700		06/15/21	967,566
Enel Finance International NV(c)
1,375,000	2.875		05/25/22	1,421,420
Entergy Corp.(a)
1,025,000	2.950		09/01/26	1,129,058
Exelon Corp.(a)
1,125,000	3.497		06/01/22	1,174,331
1,000,000	4.050		04/15/30	1,156,040
125,000	4.700		04/15/50	159,695
FirstEnergy Corp.(a)
2,175,000	2.650		03/01/30	2,274,919
1,125,000	2.250		09/01/30	1,131,266
Florida Power & Light Co.(a)
832,000	4.125		02/01/42	1,038,669
NRG Energy, Inc.(a)(c)
1,625,000	3.750		06/15/24	1,719,819
Ohio Power Co.(a)
675,000	2.600		04/01/30	724,039
Pacific Gas and Electric Co.(a)
850,000	2.100		08/01/27	839,486
1,475,000	2.500		02/01/31	1,442,078
500,000	3.300		08/01/40	487,150
1,025,000	3.500		08/01/50	990,868
Sempra Energy(a)(b)
(3M USD LIBOR + 0.500%)
1,900,000	1.719		01/15/21	1,899,905
(5 Year CMT + 4.550%)
1,640,000	4.875		12/31/99	1,638,901
Southern California Edison Co.(a)
1,075,000	4.200		03/01/29	1,242,893

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
The Southern Co.(a)
$1,730,000	3.250%		07/01/26	$ 1,923,622
Vistra Operations Co. LLC(a)(c)
3,350,000	3.550		07/15/24	3,433,750

				40,693,688

Engineering & Construction(a) – 0.1%
Mexico City Airport Trust
400,000	4.250		10/31/26	377,000
440,000	3.875	(c)	04/30/28	400,950
200,000	5.500	(c)	10/31/46	174,531
420,000	5.500		07/31/47	370,230
340,000	5.500	(c)	07/31/47	299,710

				1,622,421

Environmental(a) – 0.3%
Republic Services, Inc.
1,650,000	2.500		08/15/24	1,754,907
Waste Management, Inc.
2,800,000	3.200		06/15/26	2,865,100

				4,620,007

Food & Drug Retailing – 0.6%
Mars, Inc.(a)(c)
525,000	2.700		04/01/25	562,606
925,000	3.200		04/01/30	1,050,633
Mondelez International, Inc.(a)
775,000	2.125		04/13/23	802,590
Smithfield Foods, Inc.(a)(c)
2,350,000	2.650		10/03/21	2,321,753
Sysco Corp.(a)
225,000	6.600		04/01/40	304,344
875,000	6.600		04/01/50	1,208,865
The JM Smucker Co.
475,000	3.000		03/15/22	492,395
700,000	2.375	(a)	03/15/30	715,918
Tyson Foods, Inc.(a)
1,250,000	3.900		09/28/23	1,363,512

				8,822,616

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gas(a) – 0.4%
NiSource, Inc.
$1,275,000	3.650%	06/15/23	$ 1,377,217
2,500,000	3.490	05/15/27	2,821,675
325,000	3.600	05/01/30	371,319
The East Ohio Gas Co.(c)
525,000	1.300	06/15/25	528,418
525,000	2.000	06/15/30	524,816

			5,623,445

Hand/Machine Tools(a) – 0.1%
Stanley Black & Decker, Inc.
1,400,000	4.250	11/15/28	1,674,932

Healthcare Providers & Services(a) – 1.0%
Centene Corp.
2,850,000	4.250	12/15/27	2,939,205
DENTSPLY SIRONA, Inc.
1,125,000	3.250	06/01/30	1,179,653
DH Europe Finance II S.a.r.l.
1,725,000	2.200	11/15/24	1,813,734
625,000	2.600	11/15/29	664,725
1,225,000	3.250	11/15/39	1,351,175
Stryker Corp.
575,000	2.625	03/15/21	582,722
475,000	3.375	11/01/25	531,577
2,825,000	1.950	06/15/30	2,840,537
Thermo Fisher Scientific, Inc.
450,000	3.000	04/15/23	476,433
775,000	4.497	03/25/30	955,033
400,000	4.100	08/15/47	499,884
Zimmer Biomet Holdings, Inc.
2,475,000	3.550	03/20/30	2,669,213

			16,503,891

Household Products(a) – 0.0%
Kimberly-Clark Corp.
350,000	3.100	03/26/30	398,601

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance – 1.3%
AIA Group Ltd.(a)(c)
$875,000	3.900%		04/06/28	$ 971,478
American International Group, Inc.
474,000	4.875		06/01/22	511,394
300,000	4.125		02/15/24	334,464
3,875,000	3.900	(a)	04/01/26	4,370,419
2,075,000	3.400	(a)	06/30/30	2,247,142
Arch Capital Finance LLC(a)
1,200,000	4.011		12/15/26	1,358,292
Arch Capital Group Ltd.
1,125,000	7.350		05/01/34	1,695,375
Berkshire Hathaway Finance Corp.(a)
2,075,000	1.850		03/12/30	2,137,789
Great-West Lifeco Finance 2018 LP(a)(c)
1,125,000	4.047		05/17/28	1,275,007
Marsh & McLennan Cos., Inc.(a)
1,325,000	4.375		03/15/29	1,591,245
New York Life Insurance Co.(a)(c)
925,000	3.750		05/15/50	1,043,798
Principal Financial Group, Inc.(a)
2,250,000	2.125		06/15/30	2,261,565
The Progressive Corp.(a)
400,000	3.950		03/26/50	504,316
Willis North America, Inc.(a)
700,000	2.950		09/15/29	742,994

				21,045,278

Internet(a) – 0.6%
Amazon.com, Inc.
2,300,000	5.200		12/03/25	2,816,741
1,300,000	4.800		12/05/34	1,768,858
525,000	3.875		08/22/37	649,099
Booking Holdings, Inc.
575,000	4.100		04/13/25	645,685
Expedia Group, Inc.
825,000	3.800		02/15/28	790,177
Prosus NV(c)
420,000	3.680		01/21/30	440,606

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet(a) – (continued)
TD Ameritrade Holding Corp.
$1,950,000	2.950%	04/01/22	$ 2,026,245
Tencent Holdings Ltd.(c)
200,000	3.240	06/03/50	201,858

			9,339,269

Iron/Steel(a) – 0.0%
Steel Dynamics, Inc.
490,000	2.400	06/15/25	503,681

Machinery - Construction & Mining(a) – 0.1%
Caterpillar, Inc.
700,000	3.250	04/09/50	782,271

Machinery-Diversified(a) – 0.3%
Deere & Co.
425,000	3.750	04/15/50	522,142
Otis Worldwide Corp.(c)
625,000	2.293	04/05/27	652,625
4,000,000	2.565	02/15/30	4,199,640

			5,374,407

Media(a) – 1.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
8,750,000	4.908	07/23/25	10,026,187
Comcast Corp.
1,275,000	3.700	04/15/24	1,414,281
725,000	3.100	04/01/25	797,427
1,300,000	3.950	10/15/25	1,489,150
1,173,000	3.300	02/01/27	1,315,731
1,775,000	3.300	04/01/27	1,988,710
1,550,000	3.150	02/15/28	1,724,778
1,775,000	4.150	10/15/28	2,125,545
1,325,000	4.250	10/15/30	1,621,005
325,000	3.750	04/01/40	381,326
275,000	4.700	10/15/48	367,650
Fox Corp.
700,000	4.030	01/25/24	774,627
600,000	5.476	01/25/39	801,726

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media(a) – (continued)
The Walt Disney Co.
$625,000	4.700%		03/23/50	$ 816,712
Time Warner Cable LLC
275,000	5.875		11/15/40	338,982

				25,983,837

Mining – 0.4%
Glencore Funding LLC(c)
1,300,000	4.125	(a)	03/12/24	1,393,457
1,181,000	4.625		04/29/24	1,292,841
Indonesia Asahan Aluminium Persero PT(a)(c)
200,000	5.800		05/15/50	224,376
Newcrest Finance Pty Ltd.(a)(c)
525,000	3.250		05/13/30	563,042
Newmont Corp.(a)
2,050,000	2.250		10/01/30	2,074,374
Teck Resources Ltd.(a)(c)
900,000	3.900		07/15/30	896,877

				6,444,967

Miscellaneous Manufacturing – 0.3%
3M Co.(a)
275,000	3.700		04/15/50	326,915
General Electric Co.
225,000	2.700		10/09/22	234,187
625,000	3.100		01/09/23	653,631
450,000	3.450	(a)	05/01/27	460,980
625,000	3.625	(a)	05/01/30	624,325
700,000	5.875		01/14/38	784,308
550,000	4.250	(a)	05/01/40	539,847
1,925,000	4.350	(a)	05/01/50	1,905,827

				5,530,020

Oil Field Services – 1.4%
BP Capital Markets America, Inc.(a)
1,125,000	3.224		04/14/24	1,210,376
475,000	4.234		11/06/28	554,102
Devon Energy Corp.(a)
514,000	5.850		12/15/25	569,862
280,000	5.600		07/15/41	273,546

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
Gazprom PJSC Via Gaz Capital SA(c)
$990,000	5.150%		02/11/26	$ 1,098,900
Gazprom PJSC Via Gaz Finance PLC(c)
1,210,000	3.250		02/25/30	1,203,194
Lukoil Securities B.V.(c)
790,000	3.875		05/06/30	823,883
Marathon Petroleum Corp.(a)
2,050,000	4.500		05/01/23	2,210,679
600,000	3.625		09/15/24	638,460
375,000	3.800		04/01/28	397,583
Newfield Exploration Co.
1,649,000	5.625		07/01/24	1,566,566
Occidental Petroleum Corp.(a)
4,400,000	2.900		08/15/24	3,761,428
475,000	5.550		03/15/26	433,438
Phillips 66
1,325,000	3.700		04/06/23	1,419,340
375,000	3.850	(a)	04/09/25	416,340
Suncor Energy, Inc.
775,000	2.800		05/15/23	809,185
1,550,000	3.100	(a)	05/15/25	1,656,097
Valero Energy Corp.
2,175,000	2.700		04/15/23	2,257,193
1,150,000	2.850	(a)	04/15/25	1,213,043

				22,513,215

Pharmaceuticals – 4.1%
AbbVie, Inc.
2,325,000	3.375		11/14/21	2,408,886
1,270,000	2.300	(c)	11/21/22	1,313,777
1,575,000	3.750	(a)	11/14/23	1,720,577
3,250,000	4.050	(a)(c)	11/21/39	3,794,570
125,000	4.875	(a)	11/14/48	162,929
4,900,000	4.250	(a)(c)	11/21/49	5,923,757

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Bayer US Finance II LLC(a)(c)
$850,000	3.875%		12/15/23	$ 930,410
1,475,000	4.250		12/15/25	1,694,775
Becton Dickinson & Co.(a)
1,600,000	2.894		06/06/22	1,656,480
2,200,000	3.363		06/06/24	2,370,896
1,000,000	3.700		06/06/27	1,116,660
2,225,000	2.823		05/20/30	2,361,504
1,100,000	4.669		06/06/47	1,357,400
(3M USD LIBOR + 0.875%)
1,669,000	1.181	(b)	12/29/20	1,667,481
Bristol-Myers Squibb Co.(a)(c)
3,240,000	3.875		08/15/25	3,687,995
700,000	3.900		02/20/28	822,213
1,200,000	4.125		06/15/39	1,525,176
350,000	4.250		10/26/49	460,933
Cigna Corp.(a)
5,100,000	4.125		11/15/25	5,849,037
1,650,000	2.400		03/15/30	1,711,429
3,475,000	3.400		03/15/50	3,744,104
CVS Health Corp.(a)
1,865,000	3.700		03/09/23	2,001,462
650,000	2.625		08/15/24	691,171
4,050,000	3.875		07/20/25	4,548,393
675,000	4.780		03/25/38	834,509
725,000	4.250		04/01/50	872,110
Elanco Animal Health, Inc.
1,675,000	4.662		08/27/21	1,716,867
650,000	5.022	(a)	08/28/23	682,523
Pfizer, Inc.(a)
675,000	2.625		04/01/30	742,541
Takeda Pharmaceutical Co. Ltd.
2,400,000	2.050		03/31/30	2,397,960
Zoetis, Inc.(a)
3,850,000	2.000		05/15/30	3,935,200
100,000	4.450		08/20/48	128,940

				64,832,665

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – 2.1%
Abu Dhabi Crude Oil Pipeline LLC(c)
$1,190,000	4.600%		11/02/47	$ 1,410,522
Energy Transfer Operating LP(a)
1,375,000	4.650		06/01/21	1,403,710
775,000	5.200		02/01/22	812,138
1,950,000	4.200		09/15/23	2,073,669
1,700,000	2.900		05/15/25	1,739,083
50,000	4.950		06/15/28	53,816
1,225,000	5.250		04/15/29	1,337,075
575,000	5.300		04/15/47	567,979
Enterprise Products Operating LLC(a)
215,000	3.350		03/15/23	227,732
85,000	3.750		02/15/25	94,219
(3M USD LIBOR + 2.778%)
2,460,000	3.128	(b)	06/01/67	1,918,800
EQM Midstream Partners LP(a)
1,325,000	4.750		07/15/23	1,336,594
775,000	5.500		07/15/28	738,188
Kinder Morgan Energy Partners LP(a)
4,500,000	3.450		02/15/23	4,738,275
MPLX LP(a)
275,000	4.500		04/15/38	274,885
645,000	5.500		02/15/49	714,479
Plains All American Pipeline LP/PAA Finance Corp.(a)
525,000	3.650		06/01/22	536,204
1,100,000	3.850		10/15/23	1,142,328
875,000	3.800		09/15/30	861,744
Sabine Pass Liquefaction LLC(a)
1,475,000	6.250		03/15/22	1,571,421
1,650,000	5.625		03/01/25	1,889,761
1,025,000	5.000		03/15/27	1,144,679
The Williams Cos., Inc.(a)
785,000	3.600		03/15/22	814,948
850,000	3.900		01/15/25	928,667
800,000	4.000		09/15/25	886,176

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(a)
$1,575,000	3.100%	02/01/25	$ 1,497,982
900,000	3.950	06/01/25	844,272
975,000	4.050	02/01/30	936,000
225,000	5.450	04/01/44	186,750
225,000	5.300	03/01/48	182,531

			32,864,627

Real Estate Investment Trust(a) – 2.5%
Alexandria Real Estate Equities, Inc.
750,000	3.800	04/15/26	844,245
800,000	3.375	08/15/31	895,376
American Campus Communities Operating Partnership LP
2,575,000	3.750	04/15/23	2,638,525
650,000	3.875	01/30/31	681,740
American Homes 4 Rent LP
723,000	4.900	02/15/29	808,054
American Tower Corp.
2,100,000	3.375	05/15/24	2,281,776
1,750,000	2.400	03/15/25	1,838,760
1,750,000	2.100	06/15/30	1,751,610
Boston Properties LP
325,000	4.125	05/15/21	331,338
Crown Castle International Corp.
2,150,000	3.150	07/15/23	2,292,351
225,000	3.300	07/01/30	247,381
125,000	4.150	07/01/50	142,634
CubeSmart LP
1,500,000	4.000	11/15/25	1,659,870
Digital Realty Trust LP
1,525,000	2.750	02/01/23	1,598,215
Duke Realty LP
1,075,000	1.750	07/01/30	1,066,185
Essex Portfolio LP
875,000	3.000	01/15/30	951,746

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(a) – (continued)
Healthcare Trust of America Holdings LP
$2,275,000	3.700%	04/15/23	$ 2,385,360
Kilroy Realty LP
1,500,000	3.800	01/15/23	1,553,325
1,025,000	4.750	12/15/28	1,149,240
National Retail Properties, Inc.
790,000	3.900	06/15/24	836,207
1,150,000	4.000	11/15/25	1,253,351
Regency Centers LP
1,950,000	2.950	09/15/29	1,969,246
Simon Property Group LP
1,223,000	2.750	06/01/23	1,271,529
Spirit Realty LP
1,900,000	4.000	07/15/29	1,864,812
1,200,000	3.400	01/15/30	1,131,288
Ventas Realty LP
975,000	3.500	02/01/25	1,009,720
VEREIT Operating Partnership LP
1,675,000	4.625	11/01/25	1,808,330
400,000	3.950	08/15/27	415,144
875,000	3.400	01/15/28	880,950
WP Carey, Inc.
505,000	4.600	04/01/24	542,203
445,000	4.000	02/01/25	464,380
1,000,000	3.850	07/15/29	1,037,700

			39,602,591

Retailing(a) – 1.0%
AutoNation, Inc.
825,000	4.750	06/01/30	895,323
Dollar Tree, Inc.
975,000	4.000	05/15/25	1,096,622
1,999,000	4.200	05/15/28	2,321,419
Lowe’s Cos., Inc.
1,050,000	5.000	04/15/40	1,358,879
1,550,000	5.125	04/15/50	2,139,449
McDonald’s Corp.
200,000	4.450	09/01/48	246,878
425,000	4.200	04/01/50	514,382

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(a) – (continued)
Starbucks Corp.
$1,850,000	3.800%	08/15/25	$ 2,088,372
The Home Depot, Inc.
625,000	3.900	12/06/28	745,019
Walgreens Boots Alliance, Inc.
3,050,000	4.100	04/15/50	3,072,539
Walmart, Inc.
800,000	4.050	06/29/48	1,049,208

			15,528,090

Savings & Loans(a)(b)(c) – 0.1%
Nationwide Building Society (3M USD LIBOR + 1.855%)
975,000	3.960	07/18/30	1,092,156

Semiconductors – 1.5%
Applied Materials, Inc.(a)
975,000	1.750	06/01/30	994,159
Broadcom Corp./Broadcom Cayman Finance Ltd.(a)
975,000	3.125	01/15/25	1,039,301
2,775,000	3.875	01/15/27	2,997,610
161,000	3.500	01/15/28	170,249
Broadcom, Inc.(a)(c)
2,350,000	3.625	10/15/24	2,553,557
3,950,000	4.700	04/15/25	4,447,739
1,300,000	4.250	04/15/26	1,446,380
4,565,000	3.459	09/15/26	4,900,391
Lam Research Corp.(a)
1,175,000	1.900	06/15/30	1,197,490
Microchip Technology, Inc.
1,025,000	3.922	06/01/21	1,045,174
NXP B.V./NXP Funding LLC(c)
1,975,000	4.125	06/01/21	2,033,361
225,000	4.625	06/01/23	246,330
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)(c)
825,000	3.400	05/01/30	886,826

			23,958,567

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Software(a) – 0.9%
Adobe, Inc.
$1,400,000	2.150%	02/01/27	$ 1,502,284
1,850,000	2.300	02/01/30	1,994,374
Fiserv, Inc.
700,000	3.800	10/01/23	764,666
2,775,000	2.750	07/01/24	2,961,203
1,825,000	3.200	07/01/26	2,017,227
1,075,000	4.200	10/01/28	1,264,071
Intuit, Inc.
675,000	1.350	07/15/27	677,315
450,000	1.650	07/15/30	449,289
Oracle Corp.
1,325,000	3.600	04/01/40	1,496,945
1,425,000	3.850	04/01/60	1,665,882

			14,793,256

Telecommunication Services – 4.1%
AT&T, Inc.(a)
1,600,000	3.950	01/15/25	1,784,832
6,125,000	3.400	05/15/25	6,721,881
1,449,000	3.600	07/15/25	1,607,608
2,975,000	3.875	01/15/26	3,346,696
100,000	4.125	02/17/26	113,709
1,975,000	4.250	03/01/27	2,255,312
4,075,000	2.300	06/01/27	4,218,970
3,075,000	2.750	06/01/31	3,196,339
1,165,000	4.900	08/15/37	1,393,468
1,100,000	4.850	03/01/39	1,334,872
1,325,000	3.500	06/01/41	1,388,097
T-Mobile USA, Inc.(a)(c)
2,025,000	3.500	04/15/25	2,208,586
1,350,000	1.500	02/15/26	1,349,919
3,475,000	3.750	04/15/27	3,842,005
2,175,000	2.050	02/15/28	2,174,522
2,650,000	3.875	04/15/30	2,935,903

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Telefonica Emisiones SA
$1,375,000	4.570%		04/27/23	$ 1,508,086
1,200,000	4.665		03/06/38	1,432,992
Verizon Communications, Inc.
5,066,000	4.329		09/21/28	6,097,539
625,000	3.875	(a)	02/08/29	738,181
2,251,000	4.016	(a)	12/03/29	2,687,604
1,750,000	3.150	(a)	03/22/30	1,972,915
500,000	5.250		03/16/37	678,830
2,175,000	4.812		03/15/39	2,837,048
25,000	4.125		08/15/46	30,989
2,750,000	4.862		08/21/46	3,727,295
1,343,000	5.012		04/15/49	1,869,255
Vodafone Group PLC
2,275,000	3.750		01/16/24	2,489,305

				65,942,758

Transportation(a) – 0.3%
Burlington Northern Santa Fe LLC
800,000	4.050		06/15/48	992,456
Canadian Pacific Railway Co.
575,000	2.050		03/05/30	589,209
CSX Corp.
125,000	3.800		04/15/50	148,481
United Parcel Service, Inc.
1,950,000	5.300		04/01/50	2,815,488

				4,545,634

Trucking & Leasing(c) – 0.2%
Penske Truck Leasing Co. LP/PTL Finance Corp.
1,225,000	3.375	(a)	02/01/22	1,255,711
1,425,000	4.250		01/17/23	1,516,556

				2,772,267

TOTAL CORPORATE OBLIGATIONS (Cost $713,660,384)				$766,000,168

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – 2.3%
Sovereign – 2.3%
Abu Dhabi Government International Bond
	$460,000	2.500	%(c)	10/11/22	$ 476,100
	420,000	3.125	(c)	10/11/27	458,850
	240,000	4.125	(c)	10/11/47	292,500
	450,000	4.125		10/11/47	548,437
Japanese Government CPI Linked Bond
JPY	2,064,091,680	0.100		03/10/29	19,087,328
Kuwait International Government Bond
	$4,120,000	3.500		03/20/27	4,595,087
Perusahaan Penerbit SBSN
	2,030,000	4.550		03/29/26	2,249,494
Qatar Government International Bond(c)
	280,000	3.750		04/16/30	319,463
Republic of Indonesia
	790,000	3.700	(c)	01/08/22	819,378
	200,000	5.875		01/15/24	226,563
EUR	280,000	2.150	(c)	07/18/24	324,312
	$420,000	4.125	(c)	01/15/25	457,144
	380,000	4.125		01/15/25	413,606
	1,380,000	4.350	(c)	01/08/27	1,533,956
Republic of Peru(a)
	90,000	2.783		01/23/31	96,008
Republic of Qatar(c)
	210,000	3.875		04/23/23	225,488
	230,000	4.500		04/23/28	271,113
	340,000	4.400		04/16/50	421,175
Republic of Romania(c)
EUR	100,000	2.000		01/28/32	104,696
	360,000	3.375		01/28/50	391,062
United Mexican States
	760,000	1.625		04/08/26	831,179
	$1,350,000	3.750		01/11/28	1,409,062
	200,000	4.750	(a)	04/27/32	220,300
	640,000	4.500	(a)	01/31/50	659,840

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $35,563,327)					$36,432,141

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – 7.6%
Collateralized Loan Obligations(c) – 5.8%
AGL CLO 3 Ltd. Series 2020-3A, Class A(b) (3M USD LIBOR + 1.300%)
$4,100,000	2.190%	01/15/33	$ 4,000,390
Apidos CLO XXIII Series 2015-23A, Class AR(b) (3M USD LIBOR + 1.220%)
4,000,000	2.821	04/15/33	3,893,172
Catamaran CLO Ltd. Series 2013-1A, Class AR(b) (3M USD LIBOR + 0.850%)
4,647,379	1.841	01/27/28	4,570,052
Crown City CLO I Series 2020-1A, Class A2(e) (3M USD LIBOR + 2.550%)
4,600,000	0.000	07/20/30	4,599,972
Crown City CLO I Series 2020-1A, Class B(e) (3M USD LIBOR + 3.030%)
2,900,000	0.000	07/20/30	2,887,011
Cutwater Ltd. Series 2014-1A, Class A1AR(b) (3M USD LIBOR + 1.250%)
1,822,952	2.469	07/15/26	1,803,932
Elmwood CLO IV Ltd. Series 2020-1A, Class A(b) (3M USD LIBOR + 1.240%)
14,600,000	2.422	04/15/33	14,249,921
Galaxy XVIII CLO Ltd. Series 2018-28A, Class A2(b) (3M USD LIBOR + 1.070%)
6,000,000	2.289	07/15/31	5,891,598
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R(b) (3M USD LIBOR + 1.130%)
54,989	2.265	04/18/26	54,957
Halseypoint Clo 2 Ltd. Series 2020-2A, Class B(e)(-1X 3M USD LIBOR + 2.950%)
3,900,000	0.000	07/20/31	3,861,000
KREF Ltd. Series 2018-FL1, Class A(b) (1M USD LIBOR + 1.100%)
4,200,000	1.294	06/15/36	4,144,090
Madison Park Funding XXX Ltd. Series 2018-30A, Class A(b) (3M USD LIBOR + 0.750%)
6,900,000	1.969	04/15/29	6,731,454
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
859,986	2.901	07/25/59	891,785
Mountain View CLO LLC Series 2016-1A, Class AR(b) (3M USD LIBOR + 1.360%)
3,500,000	2.671	04/14/33	3,390,195

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
OHA Credit Funding 3 Ltd. Series 2019-3A, Class A1(b) (3M USD LIBOR + 1.320%)
$2,150,000	2.455%	07/20/32	$ 2,118,816
OHA Credit Funding 5 Ltd. Series 2020-5A, Class A2A(b) (3M USD LIBOR + 1.450%)
2,000,000	2.756	04/18/33	1,969,660
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
2,450,000	1.365	06/15/36	2,345,120
Palmer Square CLO Ltd. Series 2019-1A, Class A1(b) (3M USD LIBOR + 1.340%)
6,000,000	1.764	11/14/32	5,837,400
Recette CLO Ltd. Series 2015-1A, Class AR(b) (3M USD LIBOR + 0.920%)
4,695,769	2.055	10/20/27	4,659,537
TCW CLO Ltd. Series 2020-1A, Class C(b) (3M USD LIBOR + 4.300%)
4,500,000	5.060	04/20/28	4,523,692
Venture CDO Ltd. Series 2020-39A, Class A1(e) (3M USD LIBOR + 1.280%)
6,900,000	0.000	04/15/33	6,678,489
WhiteHorse VIII Ltd. Series 2014-1A, Class AR(b) (3M USD LIBOR + 0.900%)
1,171,903	1.587	05/01/26	1,155,039
Zais CLO Ltd. Series 2020-15A, Class A1(b) (3M USD LIBOR + 2.555%)
3,250,000	2.917	07/28/30	3,266,559

			93,523,841

Other(b)(c) – 0.9%
Arbor Realty Commercial Real Estate Notes Ltd. Series 2018-FL1, Class A (1M USD LIBOR + 1.150%)
5,700,000	1.335	06/15/28	5,593,850
BSPRT Issuer Ltd. Series 2018 FL4, Class A (1M USD LIBOR + 1.050%)
3,100,000	1.235	09/15/35	3,038,067
Dryden Senior Loan Fund Series 2019-76A, Class A1 (3M USD LIBOR + 1.330%)
6,000,000	2.465	10/20/32	5,910,066
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A (1M USD LIBOR + 0.850%)
76,936	1.035	06/25/35	73,740

			14,615,723

Student Loan(b) – 0.9%
Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
1,176,656	0.885	07/25/56	1,149,680
AccessLex Institute Series 2004-1, Class A2 (3M USD LIBOR + 0.210%)
1,335,137	1.426	09/26/33	1,281,873

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
Educational Funding of the South, Inc. Series 2011-1, Class A2 (3M USD LIBOR + 0.650%)
$1,544,660	1.641%	04/25/35	$ 1,493,516
Higher Education Funding I Series 2014-1, Class A(c) (3M USD LIBOR + 1.050%)
3,563,153	1.410	05/25/34	3,392,963
Navient Student Loan Trust Series 2016-7A, Class A(c) (1M USD LIBOR + 1.150%)
1,815,512	1.335	03/25/66	1,772,170
Nelnet Student Loan Trust Series 2006-1, Class A5 (3M USD LIBOR + 0.110%)
281,447	0.470	08/23/27	279,937
Nelnet Student Loan Trust Series 2013-5A, Class A(c) (1M USD LIBOR + 0.630%)
402,751	0.815	01/25/37	383,496
PHEAA Student Loan Trust Series 2016-1A, Class A(c) (1M USD LIBOR + 1.150%)
2,772,541	1.335	09/25/65	2,712,151
Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
1,015,054	1.637	10/28/41	931,925
SLC Student Loan Trust Series 2006-2, Class A5 (3M USD LIBOR + 0.100%)
609,572	0.413	09/15/26	598,910

			13,996,621

TOTAL ASSET-BACKED SECURITIES (Cost $124,375,216)			$ 122,136,185

Mortgage-Backed Obligations – 45.8%
Collateralized Mortgage Obligations – 1.3%
Inverse Floaters(b) – 0.0%
GNMA REMIC Series 2002-13, Class SB (-1x1M USD LIBOR + 37.567%)
$22,383	36.656%	02/16/32	$ 31,836

Sequential Fixed Rate – 0.4%
FHLMC REMIC Series 2020-DNA3, Class M2(a)(b) (1M USD LIBOR + 3.000%)
2,310,000	3.162	06/25/50	2,310,000
FHLMC REMIC Series 2755, Class ZA
400,530	5.000	02/15/34	453,083
FHLMC REMIC Series 4246, Class PT
183,487	6.500	02/15/36	218,717

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FHLMC REMIC Series 4273, Class PD
	$894,689	6.500%	11/15/43	$ 1,087,049
FNMA REMIC Series 2011-52, Class GB
	822,203	5.000	06/25/41	944,775
FNMA REMIC Series 2011-99, Class DB
	810,344	5.000	10/25/41	928,758
FNMA REMIC Series 2012-111, Class B
	122,533	7.000	10/25/42	151,565
FNMA REMIC Series 2012-153, Class B
	457,128	7.000	07/25/42	577,954

				6,671,901

Sequential Floating Rate(b) – 0.9%
Brunel Residential Mortgage Securitisation No. 1 PLC Series 2007-1X, Class A4B (3M GBP LIBOR + 0.220%)
GBP	617,752	0.886	01/13/39	765,246
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
	1,689,194	1.056	08/20/56	2,085,640
HarborView Mortgage Loan Trust Series 2005-16, Class 2A1A (1M USD LIBOR + 0.480%)
	$189,095	0.674	01/19/36	180,144
Impac CMB Trust Series 2004-08, Class 1A (1M USD LIBOR + 0.720%)
	162,478	0.905	10/25/34	154,393
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	1,412,401	1.142	11/15/49	1,731,106
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
	125	1.056	08/20/56	154
Sequoia Mortgage Trust Series 2003-4, Class 1A2(6M USD LIBOR + 0.660%)
	$392,707	2.375	07/20/33	361,091
Stratton Mortgage Funding PLC Series 2019-1, Class A (3M SONIA IR + 1.200%)
GBP	3,801,461	1.437	05/25/51	4,682,922
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
	1,723,294	1.082	03/20/56	2,127,622
Tower Bridge Funding No.1 PLC, Class A (3M GBP LIBOR + 1.000%)
	696,759	1.182	03/20/56	862,204
Washington Mutual Mortgage Pass-Through Certificates Trust Series 2002-AR19, Class A7(1 Year CMT + 2.592%)
	17,219	3.771	02/25/33	16,563

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Wells Fargo Mortgage Backed Securities Trust Series 2019-3, Class A1(c)
$936,239	3.500%	07/25/49	$ 959,030

			13,926,115

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 20,629,852

Commercial Mortgage-Backed Securities – 0.4%
Sequential Fixed Rate – 0.2%
Bank Series 2019-BN21, Class A5
$950,000	2.851%	10/17/52	$ 1,039,306
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E(c)
2,024,000	2.500	11/15/52	1,310,532
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E(c)
1,304,000	2.500	03/15/53	698,711

			3,048,549

Sequential Floating Rate(b)(c) – 0.2%
Bancorp Commercial Mortgage Trust Series 2018-CRE4, Class A (1M USD LIBOR + 0.900%)
1,063,830	1.085	09/15/35	1,023,552
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D
1,500,000	3.500	05/10/49	1,064,232
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D
1,757,000	3.376	06/10/50	1,202,737
Exantas Capital Corp. Ltd. Series 2018-RSO6, Class A (1M USD LIBOR + 0.830%)
250,631	1.024	06/15/35	248,127

			3,538,648

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 6,587,197

Federal Agencies – 44.1%
Adjustable Rate FNMA(b) – 0.2%
(1 Year CMT + 2.224%)
$3,062	3.228%	06/01/33	$ 3,208
(12M USD LIBOR + 1.233%)
152,976	2.654	06/01/35	158,068
(12M USD LIBOR + 1.558%)
826,072	3.685	09/01/34	857,795
(12M USD LIBOR + 1.668%)
301,149	3.370	07/01/34	313,699
(12M USD LIBOR + 1.736%)
842,739	3.657	05/01/35	884,813

			2,217,583

FHLMC – 0.8%
20,021	5.000	05/01/23	20,794
66,462	4.500	10/01/23	69,038
21,582	5.500	10/01/25	23,796
9,603	7.500	12/01/30	11,309
4,831	7.500	01/01/31	5,685
8,942	5.000	10/01/33	10,255

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$1,926	5.000%	04/01/35	$ 2,210
14,117	5.000	07/01/35	16,256
78,407	5.000	12/01/35	90,123
168,769	5.000	01/01/38	193,121
399,454	5.000	01/01/39	456,924
124,300	5.000	06/01/39	141,915
17,252	4.000	06/01/40	18,958
9,881	5.000	08/01/40	11,287
3,000	4.500	11/01/40	3,342
154,628	4.000	02/01/41	169,664
2,268	5.000	04/01/41	2,589
10,171	5.000	06/01/41	11,603
10,545	4.000	11/01/41	11,541
3,546,878	4.000	03/01/48	3,780,375
4,070,682	4.000	04/01/48	4,303,601
3,028,509	4.500	08/01/48	3,365,874

			12,720,260

FNMA – 0.0%
15,463	8.000	02/01/31	18,045
14,931	7.000	03/01/31	16,388

			34,433

GNMA – 19.5%
7,719	6.000	11/15/38	9,161
50,971	5.000	07/15/40	54,298
79,035	5.000	01/15/41	87,747
6,392	4.000	02/20/41	7,024
9,810	4.000	11/20/41	10,767
1,613	4.000	01/20/42	1,771
5,209	4.000	04/20/42	5,709
3,030	4.000	10/20/42	3,321
52,752	4.000	08/20/43	57,538
5,324	4.000	03/20/44	5,797
6,396	4.000	05/20/44	6,964
441,632	4.000	11/20/44	479,909
28,836	4.000	05/20/45	31,263
4,201,832	4.000	07/20/45	4,555,510
70,852	4.000	10/20/45	76,661
488,950	4.500	02/20/48	529,102
1,411,505	4.500	04/20/48	1,523,445
3,948,452	4.500	05/20/48	4,261,587
6,190,740	4.500	08/20/48	6,659,454
3,529,971	5.000	08/20/48	3,853,797
25,157,326	4.500	09/20/48	27,050,247
1,455,676	5.000	09/20/48	1,588,760
4,510,762	5.000	10/20/48	4,916,810
14,982,911	5.000	11/20/48	16,309,396
10,525,817	5.000	12/20/48	11,442,078
3,368,988	4.500	01/20/49	3,605,111
14,417,719	5.000	01/20/49	15,659,249
9,739,770	4.000	02/20/49	10,357,947

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date		Value

Mortgage-Backed Obligations – (continued)
GNMA – (continued)
$8,764,245	4.000%	03/20/49		$ 9,314,343
2,573,453	4.500	03/20/49		2,752,009
6,697,918	5.000	03/20/49		7,267,359
7,431,954	4.000	05/20/49		7,880,430
2,961,329	4.500	05/20/49		3,164,947
7,831,780	5.000	05/20/49		8,491,501
97,000,000	2.500	TBA-30yr	(f)	102,057,221
5,000,000	3.000	TBA-30yr	(f)	5,294,566
49,000,000	4.500	TBA-30yr	(f)	52,323,925

				311,696,724

UMBS – 5.9%
7,989	5.000	04/01/23		8,290
12,927	5.000	05/01/23		13,284
34,704	5.000	07/01/23		36,634
19,457	5.500	09/01/23		20,218
6,683	5.500	10/01/23		6,950
54,720	5.000	02/01/24		56,189
24,471	5.000	04/01/24		26,695
16,902	5.000	07/01/24		18,438
18,835	5.000	12/01/24		20,547
25,487	7.000	08/01/27		28,541
948	6.500	09/01/27		1,054
84,362	7.000	03/01/28		95,601
21,907	5.000	04/01/28		24,083
1,495	6.500	05/01/28		1,684
31,189	5.000	02/01/32		34,287
18,533	4.500	04/01/39		20,874
8,033	4.500	05/01/39		9,048
6,735	4.500	07/01/39		7,586
32,825	4.500	08/01/39		36,972
298,869	4.500	12/01/39		336,625
661,181	4.500	05/01/41		738,217
93,505	4.500	08/01/41		103,711
26,626	3.000	11/01/42		29,088
526,988	3.000	12/01/42		571,241
744,552	3.000	01/01/43		814,098
105,342	3.000	02/01/43		115,181
771,483	3.000	03/01/43		843,540
1,320,664	3.000	04/01/43		1,444,016
932,269	3.000	05/01/43		1,019,406
93,768	3.000	06/01/43		102,585
801,422	3.000	07/01/43		876,778
818,857	5.000	05/01/44		914,173
2,852,414	4.500	04/01/45		3,228,807
317,352	4.500	05/01/45		359,229
1,156,462	4.500	06/01/45		1,279,802
177,514	4.000	03/01/46		191,996
111,260	4.000	06/01/46		119,878
28,331	4.000	08/01/46		30,525
184,330	4.000	10/01/46		198,609
376,508	4.000	06/01/47		409,454
4,446,209	4.500	07/01/47		4,848,117
1,054,766	4.500	11/01/47		1,149,780
462,613	4.000	12/01/47		508,009
1,896,812	4.000	01/01/48		2,082,353
4,957,931	4.000	02/01/48		5,400,079
3,871,575	4.000	03/01/48		4,211,041
70,730	4.500	04/01/48		76,128
3,061,174	4.000	06/01/48		3,358,696

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$3,741,337	4.000%	07/01/48	$ 4,082,786
5,492,446	4.000	08/01/48	5,949,031
1,491,439	4.500	09/01/48	1,656,550
853,771	4.500	10/01/48	917,049
8,818,459	5.000	11/01/48	9,912,684
360,568	4.500	07/01/49	389,753
32,340,348	5.000	10/01/49	35,310,127
483,770	4.500	05/01/50	522,601

			94,568,718

UMBS, 30 Year, Single Family(f) – 17.7%
164,000,000	2.500	TBA-30yr	170,808,329
58,000,000	3.500	TBA-30yr	60,990,625
7,000,000	5.000	TBA-30yr	7,644,963
41,000,000	3.000	TBA-30yr	43,163,709

			282,607,626

TOTAL FEDERAL AGENCIES			$ 703,845,344

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $721,810,415)			$ 731,062,393

Agency Debentures – 3.4%
FHLB
$6,800,000	2.125%	06/09/23	$ 7,165,772
3,500,000	3.375	09/08/23	3,841,285
750,000	3.375	12/08/23	827,393
2,400,000	5.000	09/28/29	3,196,632
FNMA
3,700,000	1.875	09/24/26	3,982,347
4,200,000	6.250	05/15/29	6,083,700
Israel Government AID Bond
7,827,000	5.500	09/18/23	9,066,797
1,200,000	5.500	12/04/23	1,407,264
2,400,000	5.500	04/26/24	2,857,152
4,700,000	5.500	09/18/33	7,017,852
Mexico Government International Bond
450,000	4.500	04/22/29	487,547
240,000	3.250 (a)	04/16/30	237,960
Republic of Colombia(a)
350,000	4.500	03/15/29	383,031
470,000	5.200	05/15/49	550,370
830,000	4.125	05/15/51	835,187

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Municipal Debt Obligations – 1.4%
State of Israel(g)
$200,000	4.500%	04/03/20	$ 258,000
Tennessee Valley Authority
5,400,000	3.875	02/15/21	5,521,662

TOTAL AGENCY DEBENTURES (Cost $48,141,387)			$ 53,719,951

California(a) – 0.3%
California State GO Bonds Build America Taxable Series 2009
$950,000	7.500%	04/01/34	$ 1,549,203
1,650,000	7.550	04/01/39	2,938,139
California State GO Bonds Build America Taxable Series 2010
173	7.950	03/01/36	166

			4,487,508

Illinois – 0.6%
Chicago Illinois GO Bonds Prerefunded Taxable Series B(a)
5,475,000	7.750	01/01/42	7,177,615
Illinois State GO Bonds Build America Series 2010(a)
160,000	6.630	02/01/35	176,414
1,595,000	7.350	07/01/35	1,809,448
Illinois State GO Bonds Taxable-Pension Series 2003
1,170,000	5.100	06/01/33	1,186,907

			10,350,384

New Hampshire(a)(b) – 0.2%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3(3M USD LIBOR + 0.000%)
2,886,884	1.841	10/25/37	2,728,418

New York(a) – 0.2%
New York State Metropolitan Transportation Authority RB Refunding Subseries 2002 G-1B
2,670,000	5.175	11/15/49	3,114,608

Ohio(a) – 0.1%
American Municipal Power-Ohio, Inc. RB Build America Taxable Series 2010
1,700,000	6.270	02/15/50	2,381,020

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $19,621,941)			$ 23,061,938

Principal Amount	Interest Rate		Maturity Date	Value

U.S. Treasury Obligations – 6.9%
United States Treasury Bonds
$13,000,000	3.750%		11/15/43	$ 19,343,594
210,000	3.375	(h)	05/15/44	296,920
15,240,000	2.875	(h)	11/15/46	20,254,913
1,820,000	3.375		11/15/48	2,672,272
1,570,000	2.000		02/15/50	1,796,914
United States Treasury Inflation Indexed Note
434,912	0.125		07/15/22	445,233
United States Treasury Notes
1,500,000	2.875		10/15/21	1,552,207
8,880,000	2.125		05/15/22	9,204,328
9,920,000	2.875		05/31/25	11,169,300
34,700,000	1.625		09/30/26	37,250,992
5,560,000	3.125		11/15/28	6,718,913

TOTAL U.S. TREASURY OBLIGATIONS (Cost $102,147,425)				$ 110,705,586

Shares	Dividend Rate			Value

Investment Company(i) – 12.5%
Goldman Sachs Financial Square Government Fund - Institutional Shares
198,763,202	0.155%			$ 198,763,202
(Cost $198,763,202)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost $1,964,083,297)				$2,041,881,564

Principal Amount	Interest Rate		Maturity Date	Value

Short-term Investment(b)(c) – 0.6%
Certificate of Deposit – 0.6%
Societe Generale SA (FEDL01 + 0.450%)
$10,000,000	0.530%		08/17/20	$ 10,002,552
(Cost $10,000,000)

TOTAL INVESTMENTS — 128.5% (Cost $1,974,083,297)				$2,051,884,116

LIABILITIES IN EXCESS OF OTHER ASSETS — (28.5)%				(455,521,743)

NET ASSETS — 100.0%				$1,596,362,373

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

(d)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on June 30, 2020.

(e)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(f)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $442,283,338 which represents approximately 27.7% of the Fund’s net assets as of June 30, 2020.

(g)	Actual maturity date is April 30, 2120.

(h)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— U.S. Dollar

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
RB	— Revenue Bond
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Barclays Bank PLC	USD	1,350,712	AUD	1,953,000	09/16/20	$2,594
	USD	988,488	GBP	782,807	09/16/20	18,071
Citibank NA	USD	19,904,922	JPY	2,130,307,948	07/22/20	169,672
	USD	6,608,651	GBP	5,218,344	09/16/20	139,666
JPMorgan Securities, Inc.	USD	2,355,941	SEK	21,782,455	09/16/20	16,094
	USD	16,149,709	GBP	12,735,891	09/16/20	361,500
State Street Bank (London)	USD	13,660,731	GBP	10,970,334	07/15/20	66,035
	USD	14,682,519	CAD	19,674,208	09/16/20	188,352
UBS AG (London)	CHF	4,817,718	USD	5,047,670	09/16/20	49,010

TOTAL						$1,010,994

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

Barclays Bank PLC	NOK	12,217,173	USD	1,300,685	09/16/20	$(31,035)
	USD	2,591,896	NZD	4,029,000	09/16/20	(7,829)
BofA Securities LLC	USD	948,026	EUR	872,944	08/12/20	(33,665)
Citibank NA	CAD	13,412,775	USD	9,888,000	09/16/20	(6,687)
	EUR	7,788,871	USD	8,852,192	09/16/20	(86,362)
	SEK	48,105,644	EUR	4,616,000	09/16/20	(27,532)
Credit Suisse International (London)	EUR	4,616,000	CHF	4,977,710	09/16/20	(70,950)
HSBC Bank PLC	AUD	12,112,431	USD	8,466,286	09/16/20	(105,307)
JPMorgan Securities, Inc.	AUD	4,856,826	USD	3,393,601	09/16/20	(41,026)
MS & Co. Int. PLC	JPY	314,578,302	USD	2,918,838	09/16/20	(2,360)
State Street Bank (London)	CAD	7,018,731	USD	5,224,000	09/16/20	(53,237)
	NOK	16,686,647	USD	1,799,099	09/16/20	(64,967)
UBS AG (London)	GBP	2,644,647	USD	3,371,957	09/16/20	(93,487)
	NZD	4,241,096	USD	2,768,910	09/16/20	(32,329)

TOTAL						$(656,773)

FORWARD SALES CONTRACTS — At June 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA	4.000%	TBA-30yr	07/21/20	$(10,000,000)	$(10,599,943)
UMBS, 30 Year, Single Family	4.500	TBA-30yr	07/14/20	(14,000,000)	(15,041,250)
UMBS, 30 Year, Single Family	4.000	TBA-30yr	08/13/20	(2,000,000)	(2,120,000)

TOTAL (Proceeds Receivable: $27,864,609)					$(27,761,193)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Ultra Long U.S. Treasury Bonds	407	09/21/20	$88,789,594	$173,463
2 Year U.S. Treasury Notes	243	09/30/20	53,661,235	12,056
10 Year U.S. Treasury Notes	252	09/21/20	35,071,312	13,379
20 Year U.S. Treasury Bonds	57	09/21/20	10,178,062	195,090

Total				$393,988

Short position contracts:
Japan 10 Year Government Bonds	(17)	09/14/20	(23,923,593)	(15,667)
5 Year U.S. Treasury Notes	(63)	09/30/20	(7,921,758)	1,328
10 Year U.K. Long Gilt	(8)	09/28/20	(1,364,398)	(5,861)
10 Year U.S. Treasury Bonds	(154)	09/21/20	(24,252,594)	(193,925)

Total				$(214,125)

TOTAL FUTURES CONTRACTS				$179,863

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M CDOR(a)	0.500%(a)	09/16/23	CAD	101,090	(b)	$(329,734)	$(426,227)	$96,493
0.500%(a)	3M LIBOR(c)	09/16/23		$54,610	(b)	(442,964)	(327,096)	(115,868)
6M CDOR(a)	0.840(a)	06/24/24	CAD	59,410	(b)	10,809	24,660	(13,851)
0.000(c)	3M LIBOR	07/25/24		$23,200		2,654	376	2,278
6M AUDOR(a)	0.553(a)	05/16/25	AUD	50,950	(b)	9,856	(31,792)	41,648
0.307(d)	6M EURO(a)	05/18/25	EUR	37,550	(b)	(43,714)	34,976	(78,690)
6M GBP(d)	0.032(d)	06/17/25	GBP	16,890		33,911	(40,070)	73,981
6M GBP(d)	0.270(d)	06/17/25		20,410		342,231	(1,196,568)	1,538,799
3M LIBOR(c)	0.500(a)	09/16/25		$8,130	(b)	63,906	65,940	(2,034)
3M NIBOR(a)	0.500(d)	09/16/25	NOK	36,080	(b)	(32,386)	(35,267)	2,881
1.000(a)	6M GBP(a)	09/16/25	GBP	3,210	(b)	(151,629)	(149,889)	(1,740)
6M AUDOR(a)	0.960(a)	04/21/27	AUD	6,450	(b)	19,665	1,177	18,488
6M CHFOR(a)	0.500(d)	09/16/27	CHF	18,860	(b)	(113,837)	(106,017)	(7,820)
6M AUDOR(a)	1.250(a)	09/16/27	AUD	18,770	(b)	527,187	505,908	21,279
0.000(d)	6M EURO(a)	09/16/27	EUR	18,030	(b)	(411,756)	(420,436)	8,680
1.000(a)	6M GBP(a)	09/16/27	GBP	11,260	(b)	(688,772)	(554,012)	(134,760)
6M AUDOR(a)	1.000(a)	04/26/28	AUD	25,040	(b)	41,961	(216,718)	258,679
0.500(a)	6M GBP(a)	03/10/30	GBP	12,140	(b)	(13,258)	(252,719)	239,461
0.570(d)	6M GBP(d)	03/18/30		6,100		(350,212)	25,537	(375,749)
6M JYOR(a)	0.250	03/19/30	JPY	277,520	(b)	19,696	19,698	(2)
6M AUDOR(a)	1.750	03/19/30	AUD	10,480	(b)	157,022	(126,733)	283,755
6M EURO(a)	0.050(d)	05/21/30	EUR	8,790	(b)	27,927	(5,000)	32,927
3M LIBOR(c)	0.980(a)	05/21/30		$11,100	(b)	16,175	(16,145)	32,320
6M CHFOR(a)	0.500(d)	06/17/30	CHF	14,200		(305,873)	(246,369)	(59,504)
0.308(d)	6M GBP	06/17/30	GBP	10,860		(263,166)	(318,696)	55,530
3M LIBOR(c)	1.750(a)(d)	06/18/30		$13,430	(b)	520,236	362,618	157,618
0.250(d)	6M EURO(a)	06/18/30	EUR	15,310	(b)	(219,977)	(578,299)	358,322
1.000(a)	6M GBP(a)	06/18/30	GBP	7,040	(b)	(219,345)	(168,285)	(51,060)
1.140(a)	6M CDOR(a)	06/24/30	CAD	12,770	(b)	(8,018)	(13,056)	5,038
6M EURO(a)	0.250(d)	09/16/30	EUR	7,150	(b)	340,411	311,578	28,833
3M LIBOR(c)	0.750(a)	09/16/30		$5,150	(b)	47,039	39,012	8,027
3M NIBOR(a)	0.750(d)	09/16/30	NOK	39,560	(b)	(65,584)	(83,457)	17,873
6M AUDOR(a)	1.500(a)	09/16/30	AUD	13,860	(b)	549,163	390,381	158,782
0.250(d)	6M EURO(a)	09/16/30	EUR	13,760	(b)	(655,113)	(615,493)	(39,620)
1.000(a)	6M GBP(a)	09/16/30	GBP	2,950	(b)	(229,413)	(231,849)	2,436
0.100(d)	6M CHFOR(a)	09/17/30	CHF	4,500	(b)	10,434	(5,834)	16,268
6M EURO(a)	0.053(d)	12/15/30	EUR	1,590	(b)	17,387	12,552	4,835
6M EURO(a)	0.020(d)	04/07/31		480	(b)	8,157	6,737	1,420
6M EURO(a)	0.280(d)	07/06/31		1,660	(b)	74,680	31,183	43,497
6M EURO(a)	0.050(d)	10/26/31		460	(b)	7,304	3,914	3,390
1.160(a)	3M LIBOR(c)	05/21/35		$11,110	(b)	(2,044)	9,603	(11,647)
1.363(a)	6M AUDOR(a)	04/21/40	AUD	1,870	(b)	22,087	(812)	22,899
0.260(d)	6M EURO(a)	05/21/40	EUR	4,180	(b)	30,993	17,735	13,258
0.400(d)	6M GBP(d)	06/17/40	GBP	4,390		(224,458)	(293,910)	69,452
3M LIBOR(c)	1.750(a)	06/19/40		$3,240	(b)	177,097	159,537	17,560
0.750(d)	6M EURO(a)	06/19/40	EUR	3,620	(b)	(176,294)	(233,668)	57,374
1.500(a)	6M GBP(a)	06/19/40	GBP	1,730	(b)	(200,109)	(227,398)	27,289
6M JYOR(a)	0.500(a)	06/20/40	JPY	453,090	(b)	30,870	40,199	(9,329)
0.500(d)	6M EURO(a)	09/16/40	EUR	350	(b)	(33,842)	(19,401)	(14,441)
0.855(a)	3M LIBOR(a)	04/09/45		$7,930	(b)	60,820	285	60,535
3M LIBOR(c)	0.845(a)	04/10/50		8,200	(b)	(46,771)	295	(47,066)
6M CDOR(a)	1.750(a)	06/17/50	CAD	4,690		334,079	173,129	160,950
6M JYOR(a)	0.500(a)	06/20/50	JPY	479,480	(b)	4,594	41,618	(37,024)
3M LIBOR(c)	1.750(a)	06/20/50		$610	(b)	38,071	29,102	8,969
0.500(d)	6M EURO(a)	06/20/50	EUR	540	(b)	(33,620)	(31,220)	(2,400)
1.000(a)	6M GBP(a)	06/20/50	GBP	1,400	(b)	(100,784)	(181,303)	80,519
0.750(a)	3M LIBOR(c)	09/16/50		$2,020	(b)	98,099	180,967	(82,868)
0.500(d)	6M EURO(a)	09/16/50	EUR	800	(b)	(127,901)	(120,379)	(7,522)

TOTAL						$(1,846,053)	$(4,785,401)	$2,939,348

(a)	Payments made semi-annually.

(b)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

(c)	Payments made quarterly.

(d)	Payments made annually.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Received by the Fund(a)	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
Markit CMBX Series 11	3.000%	6.580%	JPMorgan Securities, Inc.	11/18/54	$1,100	$(224,536)	$(343,735)	$119,199
Markit CMBX Series 11	3.000	6.580	MS & Co. Int. PLC	11/18/54	1,100	(224,444)	(315,546)	91,102

TOTAL						$(448,980)	$(659,281)	$210,301

(a)	Payments made monthly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received by the Fund(a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 28	1.000%	0.840%	06/20/22	$33,100	$113,709	$450,701	$(336,992)
CDX.NA.IG Index 34	1.000	0.622	06/20/23	41,800	477,511	531,295	(53,784)
CDX.NA.IG Index 34	1.000	0.755	06/20/25	14,575	177,347	156,106	21,241
General Electric Co. 2.700%, 10/09/22	1.000	1.566	06/20/24	2,825	(60,434)	(38,333)	(22,101)
General Electric Co. 2.700%, 10/09/22	1.000	1.699	12/20/24	1,225	(36,278)	(17,443)	(18,835)
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.983	12/20/24	1,080	1,136	12,802	(11,666)
Prudential Financial, Inc., 3.500%, 05/15/24	1.000	0.434	06/20/24	2,950	67,155	39,528	27,627
Republic of Chile, 3.875%, 08/05/20	1.000	0.776	12/20/24	1,000	10,234	18,938	(8,704)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.290	06/20/24	3,580	(39,042)	(12,654)	(26,388)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.074	06/20/24	2,160	(5,602)	10,156	(15,758)
Russian Federation, 7.500%, 03/31/30	1.000	1.013	12/20/24	1,000	(272)	3,549	(3,821)
State of Qatar, 9.750%, 06/15/30	1.000	0.678	12/20/24	170	2,491	3,213	(722)
The Boeing Co., 8.750%, 08/15/21	1.000	2.435	06/20/24	1,225	(64,667)	21,124	(85,791)

TOTAL					$643,288	$1,178,982	$(535,694)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(4,100,000)	$(4,100,000)	$(28,389)	$(29,110)	$721
3M IRS	Citibank NA	0.860	07/08/2020	(4,200,000)	(4,200,000)	(90,818)	(34,440)	(56,378)
18M IRS	Citibank NA	0.050	10/22/2021	(2,250,000)	(2,250,000)	(79,291)	(63,910)	(15,381)
1M IRS	Citibank NA	0.630	07/29/2020	(4,200,000)	(4,200,000)	(26,495)	(29,925)	3,430
6M IRS	Citibank NA	0.053	12/11/2020	(1,420,000)	(1,420,000)	(29,050)	(22,132)	(6,918)
18M IRS	Deutsche Bank AG (London)	0.050	10/22/2021	(1,110,000)	(1,110,000)	(39,117)	(31,238)	(7,879)
1M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(9,900,000)	(9,900,000)	(43,795)	(125,730)	81,935
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(4,200,000)	(4,200,000)	(32,062)	(30,660)	(1,402)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,200,000)	(5,200,000)	(51,237)	(54,574)	3,337
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,900,000)	(3,900,000)	(43,888)	(43,095)	(793)
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(9,900,000)	(9,900,000)	(43,795)	(102,960)	59,165
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(9,900,000)	(9,900,000)	(45,100)	(89,595)	44,495
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,670,000)	(1,670,000)	(48,318)	(44,514)	(3,804)
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,300,000)	(3,300,000)	(35,648)	(33,553)	(2,095)
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(3,200,000)	(3,200,000)	(35,455)	(32,320)	(3,135)
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(6,200,000)	(6,200,000)	(68,617)	(70,215)	1,598
3M IRS	JPMorgan Securities, Inc.	0.340	08/13/2020	(8,640,000)	(8,640,000)	(68,609)	(52,333)	(16,276)
3M IRS	JPMorgan Securities, Inc.	0.350	09/28/2020	(19,750,000)	(19,750,000)	(68,660)	(40,016)	(28,644)
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,530,000)	(1,530,000)	(31,300)	(23,782)	(7,518)
6M IRS	JPMorgan Securities, Inc.	0.350	08/13/2020	(14,500,000)	(14,500,000)	(34,380)	(38,200)	3,820
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(4,900,000)	(4,900,000)	(61,745)	(54,970)	(6,775)
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(5,700,000)	(5,700,000)	(39,798)	(40,185)	387
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(3,860,000)	(3,860,000)	(20,451)	(20,032)	(419)
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(3,860,000)	(3,860,000)	(33,405)	(22,246)	(11,159)
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(3,860,000)	(3,860,000)	(19,870)	(19,677)	(193)
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(4,200,000)	(4,200,000)	(33,409)	(33,411)	2
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(2,300,000)	(2,300,000)	(47,052)	(35,776)	(11,276)
6M IRS	MS & Co. Int. PLC	0.350	08/13/2020	(14,500,000)	(14,500,000)	(34,380)	(37,728)	3,348
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(11,240,000)	(11,240,000)	(144,145)	(127,265)	(16,880)
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(8,410,000)	(8,410,000)	(118,668)	(87,144)	(31,524)
1M IRS	UBS AG (London)	0.172	07/27/2020	(3,860,000)	(3,860,000)	(17,422)	(19,069)	1,647
1Y IRS	UBS AG (London)	0.256	08/27/2020	(3,980,000)	(3,980,000)	(14,197)	(64,115)	49,918
6M IRS	UBS AG (London)	0.380	07/02/2021	(2,270,000)	(2,270,000)	(141,928)	(88,270)	(53,658)

				(192,010,000)	$(192,010,000)	$(1,670,494)	$(1,642,190)	$(28,304)

GOLDMAN SACHS CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(4,100,000)	$(4,100,000)	$(18,556)	$(29,110)	$10,554
6M IRS	Citibank NA	0.860	07/08/2020	(4,200,000)	(4,200,000)	(311)	(34,440)	34,129
18M IRS	Citibank NA	0.050	10/22/2021	(2,250,000)	(2,250,000)	(43,823)	(67,557)	23,734
1M IRS	Citibank NA	0.630	07/29/2020	(4,200,000)	(4,200,000)	(33,177)	(29,925)	(3,252)
6M IRS	Citibank NA	0.053	12/11/2020	(1,420,000)	(1,420,000)	(13,668)	(22,132)	8,464
18M IRS	Deutsche Bank AG (London)	0.050	10/22/2021	(1,110,000)	(1,110,000)	(21,619)	(33,478)	11,859
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(4,200,000)	(4,200,000)	(19,956)	(30,660)	10,704
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(21,400,000)	(21,400,000)	(8,042)	(76,772)	68,730
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(5,200,000)	(5,200,000)	(40,956)	(54,574)	13,618
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,900,000)	(3,900,000)	(22,589)	(43,095)	20,506
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,670,000)	(1,670,000)	(20,084)	(44,514)	24,430
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(3,300,000)	(3,300,000)	(24,254)	(33,553)	9,299
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(3,200,000)	(3,200,000)	(22,753)	(32,320)	9,567
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(6,200,000)	(6,200,000)	(36,613)	(70,215)	33,602
3M IRS	JPMorgan Securities, Inc.	0.150	09/28/2020	(19,750,000)	(19,750,000)	(15,965)	(38,436)	22,471
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,530,000)	(1,530,000)	(14,727)	(23,782)	9,055
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(5,700,000)	(5,700,000)	(25,558)	(40,185)	14,627
3M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(3,860,000)	(3,860,000)	(1,494)	(20,031)	18,537
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(3,860,000)	(3,860,000)	(3,295)	(22,246)	18,951
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(3,860,000)	(3,860,000)	(11,911)	(19,677)	7,766
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(4,200,000)	(4,200,000)	(11,963)	(33,411)	21,448
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(2,300,000)	(2,300,000)	(22,138)	(35,776)	13,638
1M IRS	UBS AG (London)	0.172	07/27/2020	(3,860,000)	(3,860,000)	(19,024)	(19,069)	45
6M IRS	UBS AG (London)	0.380	07/02/2021	(2,270,000)	(2,270,000)	(13,919)	(28,644)	14,725

				(117,540,000)	$(117,540,000)	$(466,395)	$(883,602)	$417,207

TOTAL				(309,550,000)	$(309,550,000)	$(2,136,889)	$(2,525,792)	$388,903

Abbreviations:
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – 27.6%
British Pound – 1.1%
United Kingdom Gilt
GBP	1,020,000	1.750%	07/22/57	$ 1,750,161
United Kingdom Treasury
	1,820,000	3.500	01/22/45	3,712,585
	710,000	3.500	07/22/68	1,972,047

				7,434,793

Canadian Dollar – 1.7%
British Columbia Province of Canada
CAD	2,600,000	2.850	06/18/25	2,107,004
	2,000,000	4.950	06/18/40	2,235,843
Ontario Province of Canada
	3,700,000	2.850	06/02/23	2,906,173
	1,700,000	2.600	06/02/25	1,358,522
	2,300,000	4.650	06/02/41	2,492,932

				11,100,474

Chinese Yuan – 2.8%
China Development Bank
CNY	26,490,000	3.500	08/13/26	3,770,578
	7,420,000	4.040	04/10/27	1,093,803
	590,000	3.650	05/21/29	84,985
	12,220,000	3.740	07/12/29	1,771,262
	10,700,000	3.450	09/20/29	1,533,830
China Government Bond
	18,480,000	3.250	06/06/26	2,674,411
	22,460,000	3.250	11/22/28	3,240,232
	8,400,000	3.290	05/23/29	1,214,047
	2,890,000	4.080	10/22/48	444,715
	20,750,000	3.860	07/22/49	3,061,781

				18,889,644

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Euro – 4.8%
French Republic Government Bond OAT
EUR	1,700,000	4.500%		04/25/41	$ 3,503,840
	890,000	3.250		05/25/45	1,651,549
	800,000	1.750	(a)	05/25/66	1,276,628
Italy Buoni Poliennali Del Tesoro(a)
	1,750,000	2.950		09/01/38	2,294,546
	1,000,000	2.800		03/01/67	1,250,983
Italy Certificati di Credito del Tesoro/CCTS-eu(b) (-1x6M Euribor + 1.850%)
	4,320,000	1.526		01/15/25	5,007,909
Kingdom of Belgium(a)
	910,000	2.150		06/22/66	1,602,036
Portugal Obrigacoes do Tesouro OT(a)
	1,200,000	1.950		06/15/29	1,535,640
Republic of Austria(a)
	450,000	1.500		11/02/86	768,838
	280,000	2.100	(c)	09/20/17	614,374
Republic of Austria Government Bond(a)(d)
	280,000	0.850		06/30/20	345,428
Republic of Indonesia(a)
	650,000	2.625		06/14/23	756,747
	240,000	2.150		07/18/24	277,982
Republic of Romania(a)
	70,000	2.000		01/28/32	73,287
	400,000	3.375		01/28/50	434,513
Spain Government Bond(a)
	2,075,000	5.900		07/30/26	3,166,156
	3,250,000	1.500		04/30/27	4,002,015
	890,000	1.250		10/31/30	1,078,818
	1,110,000	3.450		07/30/66	2,051,878

					31,693,167

Indonesian Rupiah – 0.1%
Republic of Indonesia
IDR	12,964,000,000	8.750		05/15/31	986,934

Israeli Shekel – 0.1%
Israel Government Bond
ILS	2,430,000	2.000		03/31/27	774,650

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Japanese Yen – 12.9%
Government of Japan
JPY	428,350,000	0.100%	11/01/21	$ 3,981,205
	521,650,000	0.100	03/01/22	4,851,792
	1,186,850,000	0.100	09/20/24	11,094,890
	596,200,000	2.500	09/20/34	7,266,379
	367,900,000	0.400	03/20/39	3,416,197
	179,950,000	0.300	12/20/39	1,635,174
	145,000,000	1.400	09/20/45	1,622,510
	26,750,000	0.400	12/20/49	235,863
Japan Government Forty Year Bond
	262,000,000	0.500	03/20/60	2,328,312
Japan Government Thirty Year Bond
	497,000,000	0.400	03/20/50	4,374,429
Japan Government Twenty Year Bond
	664,000,000	0.400	03/20/40	6,139,732
Japan Government Two Year Bond
	2,913,000,000	0.100	06/01/22	27,107,964
Japanese Government CPI Linked Bond
	1,247,381,352	0.100	03/10/29	11,534,942

				85,589,389

Russian Ruble – 0.1%
Russian Federation Bond
RUB	26,160,000	7.050	01/19/28	401,125

Singapore Dollar – 0.2%
Singapore Government Bond
SGD	2,150,000	2.750	07/01/23	1,648,138

South Korean Won – 0.9%
Inflation Linked Korea Treasury Bond
KRW	1,825,118,988	1.000	06/10/26	1,520,008
Korea Treasury Bond
	2,598,070,000	1.875	06/10/29	2,248,668
	2,641,660,000	1.375	12/10/29	2,192,700

				5,961,376

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Sovereign Debt Obligations – (continued)
Thai Baht – 1.0%
Thailand Government Bond
THB	126,490,000	1.875%		06/17/22	$ 4,193,597
	76,900,000	2.400		12/17/23	2,635,499

	6,829,096

United States Dollar – 1.9%
Abu Dhabi Government International Bond
	$500,000	3.125	(a)	10/11/27	546,250
	600,000	4.125	(a)	10/11/47	731,250
	1,370,000	4.125		10/11/47	1,669,687
Republic Of Colombia(e)
	210,000	4.125		05/15/51	211,313
Republic of Indonesia
	970,000	5.875		01/15/24	1,098,828
	200,000	4.125	(a)	01/15/25	217,687
	4,340,000	4.125		01/15/25	4,723,819
	790,000	3.850	(a)	07/18/27	855,669
Republic of Qatar(a)
	1,820,000	5.103		04/23/48	2,474,631
United Mexican States(e)
	200,000	4.500		01/31/50	206,200

					12,735,334

TOTAL FOREIGN SOVEREIGN DEBT OBLIGATIONS (Cost $172,858,890)					$184,044,120

Corporate Obligations – 45.8%
Aerospace & Defense(e) – 0.8%
General Dynamics Corp.
	$200,000	4.250%		04/01/50	$ 258,400
Lockheed Martin Corp.
	250,000	2.800		06/15/50	262,793
Northrop Grumman Corp.
	1,700,000	2.930		01/15/25	1,837,428
	2,250,000	3.250		01/15/28	2,513,227
	150,000	5.250		05/01/50	216,270

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Aerospace & Defense(e) – (continued)
Raytheon Technologies Corp.
	$27,000	3.650%	08/16/23	$ 29,197

				5,117,315

Agriculture – 0.7%
Altria Group, Inc.(e)
EUR	200,000	3.125	06/15/31	244,696
Archer-Daniels-Midland Co.(e)
	$400,000	3.250	03/27/30	453,068
BAT Capital Corp.(e)
	450,000	3.222	08/15/24	480,938
	50,000	3.557	08/15/27	53,841
	650,000	4.758	09/06/49	734,499
	500,000	5.282	04/02/50	605,085
BAT International Finance PLC(a)
	200,000	3.500	06/15/22	209,194
Cargill, Inc.(a)(e)
	1,300,000	2.125	04/23/30	1,362,361
Reynolds American, Inc.
	150,000	4.000	06/12/22	158,352

				4,302,034

Automotive – 0.1%
General Motors Financial Co., Inc.(e)
	200,000	5.650	01/17/29	222,736
Volkswagen Leasing GmbH
EUR	600,000	1.625	08/15/25	680,241

				902,977

Banks – 13.3%
ABN AMRO Bank NV(b)(e) (5 year EUR Swap + 2.450%)
	700,000	2.875	01/18/28	817,444
AIB Group PLC(a)(b)(e) (3M USD LIBOR + 1.874%)
	$2,250,000	4.263	04/10/25	2,392,335
Australia & New Zealand Banking Group Ltd.(a)(b)(e) (5 Year CMT + 1.288%)
	750,000	2.950	07/22/30	764,925
Banco de Sabadell SA
EUR	400,000	0.875	03/05/23	439,549
Banco Santander SA
	$800,000	2.706	06/27/24	841,648
	400,000	3.306	06/27/29	432,596

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Banco Santander SA – (continued)
	$600,000	3.490%		05/28/30	$ 643,032
Bank of America Corp.
	150,000	3.875		08/01/25	169,923
	750,000	5.875		02/07/42	1,109,085
(3M USD LIBOR + 0.810%)
	2,900,000	3.366	(b)(e)	01/23/26	3,165,002
(3M USD LIBOR + 3.150%)
	600,000	4.083	(b)(e)	03/20/51	744,444
(SOFR + 2.150%)
	2,200,000	2.592	(b)(e)	04/29/31	2,330,746
Barclays PLC(e)
	900,000	3.684		01/10/23	933,381
(3M USD LIBOR + 1.400%)
	800,000	4.610	(b)	02/15/23	842,192
(3M USD LIBOR + 2.452%)
	1,800,000	2.852	(b)	05/07/26	1,875,780
BNP Paribas SA
	1,450,000	3.375	(a)	01/09/25	1,567,856
	1,250,000	3.375		01/09/25	1,351,600
(3M Euribor + 1.800%)
EUR	1,100,000	2.125	(b)(e)	01/23/27	1,322,483
(5 year EUR Swap + 1.830%)
	300,000	2.625	(b)(e)	10/14/27	343,932
(5 Year USD Swap + 1.483%)
	$950,000	4.375	(a)(b)(e)	03/01/33	1,058,366
(5 Year USD Swap + 4.149%)
	200,000	6.625	(a)(b)(e)	03/25/49	203,598
(SOFR + 2.074%)
	550,000	2.219	(a)(b)(e)	06/09/26	562,122
BPCE SA(a)
	2,350,000	4.000		09/12/23	2,533,770
CaixaBank SA
EUR	400,000	1.125		05/17/24	456,051
Citigroup, Inc.
	$1,210,000	3.500		05/15/23	1,290,029
GBP	600,000	2.750	(e)	01/24/24	781,236
(3M USD LIBOR + 1.023%)
	$830,000	4.044	(b)(e)	06/01/24	901,563
(SOFR + 2.107%)
	1,600,000	2.572	(b)(e)	06/03/31	1,652,928
(SOFR + 2.750%)
	1,700,000	3.106	(b)(e)	04/08/26	1,826,820
(SOFR + 3.914%)
	700,000	4.412	(b)(e)	03/31/31	826,826

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Citizens Bank NA(e)
	$250,000	3.250%		02/14/22	$ 259,278
Commerzbank AG
EUR	550,000	4.000		03/23/26	640,782
Commonwealth Bank of Australia(a)(b)(e) (5 Year CMT + 2.050%)
	$1,000,000	3.610		09/12/34	1,061,750
Cooperatieve Rabobank UA
EUR	550,000	3.875		07/25/23	678,895
Credit Agricole SA(a)
	$300,000	3.750		04/24/23	321,147
(SOFR + 1.676%)
	300,000	1.907	(b)(e)	06/16/26	303,912
Credit Suisse AG
	1,000,000	2.950		04/09/25	1,081,130
Credit Suisse Group AG(a)(b)(e)
(3M USD LIBOR + 1.410%)
	2,800,000	3.869		01/12/29	3,085,292
(SOFR + 1.560%)
	1,550,000	2.593		09/11/25	1,601,227
Deutsche Bank AG
	100,000	3.125		01/13/21	100,427
Erste Group Bank AG(b)(e) (5 year EUR Swap + 6.204%)
EUR	200,000	6.500		04/15/49	233,690
Fifth Third Bancorp(e)
	$575,000	2.375		01/28/25	606,154
HSBC Holdings PLC
	200,000	4.250		08/18/25	217,858
	450,000	4.950		03/31/30	539,478
(3M USD LIBOR + 1.211%)
	3,150,000	3.803	(b)(e)	03/11/25	3,401,653
JPMorgan Chase & Co.(e)
	3,200,000	3.625		12/01/27	3,531,008
(3M USD LIBOR + 0.730%)
	305,000	3.559	(b)	04/23/24	326,551
(3M USD LIBOR + 0.890%)
	300,000	3.797	(b)	07/23/24	325,296
(3M USD LIBOR + 1.000%)
	2,050,000	4.023	(b)	12/05/24	2,258,587
(3M USD LIBOR + 1.360%)
	950,000	3.882	(b)	07/24/38	1,122,168
(SOFR + 2.040%)
	750,000	2.522	(b)	04/22/31	792,128
(SOFR + 2.515%)
	750,000	2.956	(b)	05/13/31	794,820
Kreditanstalt fuer Wiederaufbau(f)
EUR	3,000,000	0.625		01/07/28	3,630,196
Macquarie Group Ltd.
	350,000	0.625		02/03/27	382,875

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Macquarie Group Ltd. – (continued)
(3M USD LIBOR + 1.372%)
	$300,000	3.763	%(a)(b)(e)	11/28/28	$ 322,077
Mitsubishi UFJ Financial Group, Inc.
	750,000	3.751		07/18/39	851,483
Morgan Stanley, Inc.
	1,700,000	3.700		10/23/24	1,885,470
(SOFR + 1.152%)
	900,000	2.720	(b)(e)	07/22/25	951,462
(SOFR + 3.120%)
	1,100,000	3.622	(b)(e)	04/01/31	1,258,180
(SOFR + 4.840%)
	1,175,000	5.597	(b)(e)	03/24/51	1,773,040
Regions Financial Corp.(e)
	210,000	3.800		08/14/23	228,323
Royal Bank of Scotland Group PLC
	200,000	3.875		09/12/23	215,812
(3M USD LIBOR + 1.480%)
	1,200,000	3.498	(b)(e)	05/15/23	1,246,416
(3M USD LIBOR + 1.550%)
	900,000	4.519	(b)(e)	06/25/24	977,832
Santander UK PLC
	1,700,000	2.875		06/18/24	1,811,299
Societe Generale SA
EUR	1,700,000	1.750		03/22/29	1,993,319
State Street Corp.(a)(b)(e) (SOFR + 2.650%)
	$1,050,000	3.152		03/30/31	1,180,651
The Huntington National Bank(e)
	1,950,000	3.250		05/14/21	1,992,315
	300,000	1.800		02/03/23	308,709
The PNC Financial Services Group, Inc.(e)
	600,000	3.500		01/23/24	655,842
Truist Bank(e)
	800,000	1.500		03/10/25	819,704
	900,000	2.250		03/11/30	908,766
Wells Fargo & Co.(b)(e)
(3M USD LIBOR + 4.240%)
	625,000	5.013		04/04/51	861,112
(SOFR + 2.000%)
	2,450,000	2.188		04/30/26	2,531,242
(SOFR + 2.100%)
	2,050,000	2.393		06/02/28	2,117,732
Westpac Banking Corp.(b)(e)
(5 year CMT + 1.350%)
	1,200,000	2.894		02/04/30	1,220,124
(5 Year CMT + 2.000%)
	1,000,000	4.110		07/24/34	1,103,640

					88,692,114

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Beverages(e) – 2.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
	$750,000	4.900%	02/01/46	$ 909,720
Anheuser-Busch InBev Worldwide, Inc.
	500,000	4.150	01/23/25	566,760
	2,300,000	4.750	01/23/29	2,776,790
	700,000	4.600	04/15/48	817,579
Bacardi Ltd.(a)
	1,200,000	4.700	05/15/28	1,357,140
Constellation Brands, Inc.
	1,500,000	3.200	02/15/23	1,588,770
	1,500,000	4.400	11/15/25	1,731,795
	1,550,000	2.875	05/01/30	1,644,008
Diageo Capital PLC
	1,950,000	2.000	04/29/30	2,016,280
Keurig Dr Pepper, Inc.
	3,250,000	4.417	05/25/25	3,747,477
	300,000	3.200	05/01/30	333,021
	50,000	5.085	05/25/48	66,435
	200,000	3.800	05/01/50	228,242
PepsiCo., Inc.
	350,000	3.625	03/19/50	424,277

				18,208,294

Biotechnology(e) – 0.3%
Biogen, Inc.
	1,600,000	2.250	05/01/30	1,617,088

Building Materials(a)(e) – 0.3%
Carrier Global Corp.
	650,000	2.493	02/15/27	661,375
	900,000	2.722	02/15/30	901,674
	300,000	3.377	04/05/40	291,666

				1,854,715

Capital Goods – 0.2%
Takeda Pharmaceutical
EUR	500,000	1.375	07/09/32	563,368

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Capital Goods – (continued)
Takeda Pharmaceutical – (continued)
EUR	500,000	2.000%	07/09/40	$ 558,907

				1,122,275

Chemicals – 0.9%
Air Products and Chemicals, Inc.(e)
	$200,000	2.050	05/15/30	209,934
	200,000	2.700	05/15/40	210,562
Bluestar Finance Holdings Ltd.(b)(e) (-1x Year CMT + 6.651%)
	1,080,000	3.875	06/24/49	1,075,950
DuPont de Nemours, Inc.(e)
	600,000	4.493	11/15/25	689,976
	1,200,000	4.725	11/15/28	1,442,832
Sasol Financing International Ltd.
	560,000	4.500	11/14/22	505,512
Syngenta Finance NV(a)(e)
	750,000	4.441	04/24/23	786,105
	600,000	4.892	04/24/25	630,480
	200,000	5.182	04/24/28	213,524
	200,000	5.676	04/24/48	200,828

				5,965,703

Commercial Services – 0.4%
ASTM SpA
EUR	550,000	3.375	02/13/24	647,987
DP World Crescent Ltd.
	$200,000	4.848	09/26/28	210,375
Global Payments, Inc.(e)
	300,000	3.200	08/15/29	321,168
PayPal Holdings, Inc.(e)
	1,000,000	2.300	06/01/30	1,040,370
	500,000	3.250	06/01/50	546,790

				2,766,690

Computers(e) – 1.2%
Apple, Inc.
	400,000	2.950	09/11/49	437,820
Dell International LLC/EMC Corp.(a)
	1,100,000	6.020	06/15/26	1,258,455
	950,000	4.900	10/01/26	1,046,188

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(e) – (continued)
Hewlett Packard Enterprise Co.
	$1,200,000	4.450%		10/02/23	$ 1,311,492
	300,000	4.650		10/01/24	336,795
	1,850,000	4.900		10/15/25	2,132,550
International Business Machines Corp.
	1,300,000	2.950		05/15/50	1,332,708

					7,856,008

Cosmetics/Personal Care – 0.0%
The Procter & Gamble Co.
	50,000	3.600		03/25/50	62,676

Diversified Financial Services – 2.0%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	1,400,000	3.500	(e)	05/26/22	1,383,592
	2,149,000	4.625		07/01/22	2,170,318
AIG Global Funding(a)
	224,000	2.300		07/01/22	231,087
Air Lease Corp.(e)
	1,150,000	3.250		03/01/25	1,154,232
American Express Co.(e)
	255,000	2.500		07/30/24	270,244
Avolon Holdings Funding Ltd.(a)(e)
	400,000	3.950		07/01/24	350,348
Capital One Financial Corp.(e)
	505,000	3.300		10/30/24	542,294
GE Capital Funding LLC(a)(e)
	550,000	4.400		05/15/30	571,137
GE Capital International Funding Co.
	1,350,000	3.373		11/15/25	1,413,463
	1,350,000	4.418		11/15/35	1,368,994
Huarong Finance 2019 Co. Ltd.
	380,000	3.750		05/29/24	390,688
Huarong Finance II Co. Ltd.
	370,000	5.000		11/19/25	402,838
	200,000	4.625		06/03/26	214,625
	200,000	4.875		11/22/26	217,983
JAB Holdings B.V.
EUR	1,000,000	1.000		12/20/27	1,089,323

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Nasdaq, Inc.(e)
	$1,350,000	3.250%		04/28/50	$ 1,411,870

					13,183,036

Electrical – 1.2%
AEP Transmission Co. LLC(e)
	150,000	3.650		04/01/50	173,834
Ameren Corp.(e)
	150,000	2.500		09/15/24	159,164
Berkshire Hathaway Energy Co.(a)(e)
	25,000	4.250		10/15/50	31,464
Dominion Energy, Inc.(e)
	2,200,000	3.375		04/01/30	2,437,358
DTE Energy Co.
	498,000	2.250		11/01/22	514,155
Duke Energy Carolinas LLC(e)
	700,000	3.200		08/15/49	786,156
Electricite de France SA(a)(e)
	1,450,000	4.500		09/21/28	1,684,639
FirstEnergy Corp.(e)
	650,000	2.250		09/01/30	653,620
innogy Finance B.V.
GBP	250,000	6.125		07/06/39	504,450
Pacific Gas and Electric Co.(e)
	$250,000	2.500		02/01/31	244,420
	100,000	3.300		08/01/40	97,430
	200,000	3.500		08/01/50	193,340
Sempra Energy(e)
	700,000	3.400		02/01/28	769,510

					8,249,540

Electrical Components & Equipment(e) – 0.3%
Emerson Electric Co.
	1,600,000	1.950		10/15/30	1,638,048

Engineering & Construction(e) – 0.2%
Mexico City Airport Trust
	540,000	3.875	(a)	04/30/28	492,075
	200,000	5.500	(a)	10/31/46	174,531
	430,000	5.500	(a)	07/31/47	379,045

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Engineering & Construction(e) – (continued)
Mexico City Airport Trust – (continued)
	$200,000	5.500%		07/31/47	$ 176,300

					1,221,951

Food & Drug Retailing – 1.1%
General Mills, Inc.(e)
	500,000	2.875		04/15/30	544,390
Kellogg Co.(e)
	1,600,000	2.100		06/01/30	1,623,312
Kraft Heinz Foods Co.(e)
	80,000	2.800		07/02/20	80,000
Mondelez International, Inc.(e)
	1,350,000	2.750		04/13/30	1,454,827
Sysco Corp.(e)
	350,000	6.600		04/01/50	483,546
The JM Smucker Co.
	225,000	3.000		03/15/22	233,240
	1,400,000	2.375	(e)	03/15/30	1,431,836
The Kroger Co.(e)
	1,050,000	2.200		05/01/30	1,092,073
	550,000	3.950		01/15/50	630,548

					7,573,772

Gas(e) – 0.1%
NiSource, Inc.
	400,000	3.600		05/01/30	457,008
The East Ohio Gas Co(a)
	200,000	2.000		06/15/30	199,930
	200,000	3.000		06/15/50	199,276

					856,214

Hand/Machine Tools(e) – 0.1%
Snap-on, Inc.
	900,000	3.100		05/01/50	925,794

Healthcare Providers & Services(e) – 1.2%
Anthem, Inc.
	1,400,000	2.250		05/15/30	1,439,550
DH Europe Finance II S.a.r.l.
EUR	300,000	0.450		03/18/28	329,018
	$250,000	2.600		11/15/29	265,890

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(e) – (continued)
DH Europe Finance II S.a.r.l. – (continued)
EUR	800,000	0.750%		09/18/31	$ 865,571
Medtronic Global Holdings SCA
	400,000	0.250		07/02/25	446,987
	500,000	1.625		03/07/31	611,526
	800,000	1.000		07/02/31	921,872
	300,000	2.250		03/07/39	378,288
	150,000	1.500		07/02/39	168,023
Stryker Corp.
	$1,700,000	1.950		06/15/30	1,709,350
Thermo Fisher Scientific, Inc.
	200,000	4.497		03/25/30	246,460
EUR	150,000	0.875		10/01/31	166,356
	400,000	1.875		10/01/49	428,296

					7,977,187

Insurance – 1.0%
American International Group, Inc.
	$200,000	4.875		06/01/22	215,778
	150,000	4.125		02/15/24	167,232
	2,150,000	3.900	(e)	04/01/26	2,424,877
Aviva PLC(b)(e)
(5 Year EUR Swap + 5.130%)
EUR	450,000	6.125		07/05/43	571,436
(5 Year UK Government Bond + 2.850%)
GBP	450,000	6.125		11/14/36	657,148
AXA SA(b)(e) (3M Euribor + 3.200%)
EUR	550,000	3.250		05/28/49	676,467
Chubb INA Holdings, Inc.(e)
	100,000	0.875		06/15/27	113,231
	400,000	1.550		03/15/28	473,025
	550,000	1.400		06/15/31	637,828
M&G PLC(b)(e) (5 year UK Government Bond + 3.724%)
GBP	100,000	6.340		12/19/63	137,748

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Insurance – (continued)
MetLife, Inc.
$110,000	3.600%	04/10/24	$ 121,834
New York Life Insurance Co.(a)(e)
450,000	3.750	05/15/50	507,794

			6,704,398

Internet(e) – 0.3%
Booking Holdings, Inc.
150,000	4.100	04/13/25	168,440
Expedia Group, Inc.
1,150,000	3.250	02/15/30	1,069,247
Prosus NV(a)
210,000	3.680	01/21/30	220,303
Tencent Holdings Ltd.(a)
200,000	3.240	06/03/50	201,858

			1,659,848

Iron/Steel(e) – 0.0%
Steel Dynamics, Inc.
100,000	2.400	06/15/25	102,792

Lodging(e) – 0.2%
Marriott International, Inc.
1,500,000	4.650	12/01/28	1,540,665

Machinery - Construction & Mining(e) – 0.0%
Caterpillar, Inc.
250,000	3.250	04/09/50	279,383

Machinery-Diversified(e) – 0.3%
Deere & Co.
150,000	3.750	04/15/50	184,286
Otis Worldwide Corp.(a)
900,000	2.565	02/15/30	944,919
550,000	3.112	02/15/40	565,141

			1,694,346

Media – 1.7%
Charter Communications Operating LLC/Charter Communications Operating Capital(e)
900,000	4.500	02/01/24	995,463
3,400,000	4.908	07/23/25	3,895,890
650,000	4.800	03/01/50	739,622

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Comcast Corp.
	$1,000,000	3.700	%(e)	04/15/24	$ 1,109,240
	750,000	3.950	(e)	10/15/25	859,125
	800,000	5.650		06/15/35	1,134,928
	1,400,000	3.750	(e)	04/01/40	1,642,634
	350,000	4.700	(e)	10/15/48	467,918
Fox Corp.(e)
	200,000	4.030		01/25/24	221,322
The Walt Disney Co.(e)
	50,000	4.700		03/23/50	65,337
Time Warner Cable LLC(e)
	100,000	4.125		02/15/21	101,029

					11,232,508

Mining(a) – 0.4%
Glencore Funding LLC
	1,400,000	4.125		05/30/23	1,494,360
	650,000	4.125	(e)	03/12/24	696,729
	600,000	4.875	(e)	03/12/29	672,282

					2,863,371

Miscellaneous Manufacturing – 0.2%
General Electric Co.
	100,000	2.700		10/09/22	104,083
	300,000	3.100		01/09/23	313,743
	300,000	6.750		03/15/32	365,202
	750,000	4.350	(e)	05/01/50	742,530

					1,525,558

Multi-National – 0.8%
European Investment Bank
EUR	3,400,000	0.875		01/14/28	4,208,688
	770,000	1.000		11/14/42	1,046,842

					5,255,530

Oil Field Services – 0.8%
BP Capital Markets America, Inc.(e)
	$700,000	3.790		02/06/24	766,241

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
BP Capital Markets PLC
$250,000	3.814%		02/10/24	$ 274,740
Devon Energy Corp.(e)
100,000	5.850		12/15/25	110,868
Gazprom PJSC Via Gaz Capital SA
310,000	5.150	(a)	02/11/26	344,100
210,000	5.150		02/11/26	233,100
240,000	8.625	(g)	04/28/34	366,300
310,000	7.288		08/16/37	445,722
Gazprom PJSC Via Gaz Finance PLC(a)
400,000	3.250		02/25/30	397,750
Occidental Petroleum Corp.
300,000	5.550	(e)	03/15/26	273,750
250,000	6.450		09/15/36	215,385
Phillips 66(e)
250,000	3.850		04/09/25	277,560
Suncor Energy, Inc.(e)
900,000	3.100		05/15/25	961,605
Total Capital International SA(e)
350,000	3.461		07/12/49	380,733

				5,047,854

Pharmaceuticals – 3.3%
AbbVie, Inc.
620,000	2.300	(a)	11/21/22	641,371
300,000	3.750	(e)	11/14/23	327,729
1,350,000	2.600	(a)(e)	11/21/24	1,432,080
1,350,000	2.950	(a)(e)	11/21/26	1,466,532
200,000	4.250	(e)	11/14/28	235,644
1,200,000	3.200	(a)(e)	11/21/29	1,316,712
550,000	4.050	(a)(e)	11/21/39	642,158
625,000	4.875	(e)	11/14/48	814,644
2,600,000	4.250	(a)(e)	11/21/49	3,143,218
Bayer US Finance II LLC(a)(e)
750,000	3.875		12/15/23	820,950
1,000,000	4.250		12/15/25	1,149,000
1,400,000	4.375		12/15/28	1,636,978

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals – (continued)
Becton Dickinson & Co.(e)
$3,275,000	3.363%	06/06/24	$ 3,529,402
1,000,000	3.700	06/06/27	1,116,660
Bristol-Myers Squibb Co.(a)(e)
50,000	4.250	10/26/49	65,847
Cigna Corp.(e)
698,000	3.750	07/15/23	757,791
200,000	2.400	03/15/30	207,446
600,000	4.900	12/15/48	789,618
CVS Health Corp.(e)
900,000	3.700	03/09/23	965,853
300,000	2.625	08/15/24	319,002
100,000	5.050	03/25/48	130,592
600,000	4.250	04/01/50	721,746

			22,230,973

Pipelines – 1.0%
Abu Dhabi Crude Oil Pipeline LLC(a)
1,260,000	4.600	11/02/47	1,493,494
Energy Transfer Operating LP(e)
250,000	5.250	04/15/29	272,872
Enterprise Products Operating LLC(e)
500,000	3.750	02/15/25	554,230
100,000	4.150	10/16/28	114,080
EQM Midstream Partners LP(e)
225,000	4.750	07/15/23	226,969
MPLX LP(e)
250,000	4.500	04/15/38	249,895
150,000	5.500	02/15/49	166,158
Sabine Pass Liquefaction LLC(e)
1,500,000	5.625	03/01/25	1,717,965
Sunoco Logistics Partners Operations LP(e)
250,000	5.300	04/01/44	241,270
The Williams Cos., Inc.(e)
550,000	3.600	03/15/22	570,982
450,000	3.900	01/15/25	491,647
Western Midstream Operating LP(e)
250,000	4.750	08/15/28	239,683

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Western Midstream Operating LP(e) – (continued)
	$500,000	4.050%	02/01/30	$ 480,000
	50,000	5.450	04/01/44	41,500
	50,000	5.300	03/01/48	40,563

				6,901,308

Real Estate(e) – 0.2%
Logicor Financing S.a.r.l.
EUR	600,000	2.250	05/13/25	702,473
	550,000	3.250	11/13/28	674,038

				1,376,511

Real Estate Investment Trust(e) – 1.3%
Alexandria Real Estate Equities, Inc.
	$500,000	3.375	08/15/31	559,610
American Tower Corp.
	400,000	3.800	08/15/29	453,504
	900,000	2.900	01/15/30	959,292
Healthpeak Properties, Inc.
	200,000	3.250	07/15/26	218,416
National Retail Properties, Inc.
	375,000	3.900	06/15/24	396,934
Prologis Euro Finance LLC
EUR	800,000	1.000	02/06/35	870,577
Prologis LP
	$1,000,000	2.250	04/15/30	1,050,950
Simon Property Group LP
	576,000	2.750	06/01/23	598,856
Ventas Realty LP/Ventas Capital Corp.
	200,000	3.250	08/15/22	205,694
VEREIT Operating Partnership LP
	900,000	4.625	11/01/25	971,640
	200,000	3.400	01/15/28	201,360
WEA Finance LLC/Westfield UK & Europe Finance PLC(a)
	400,000	3.750	09/17/24	410,788
WP Carey, Inc.
	240,000	4.600	04/01/24	257,681
	170,000	4.000	02/01/25	177,403

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(e) – (continued)
WPC Eurobond B.V.
EUR	1,200,000	1.350%	04/15/28	$ 1,325,698

				8,658,403

Retailing(e) – 0.9%
Dollar Tree, Inc.
	$650,000	4.000	05/15/25	731,081
	950,000	4.200	05/15/28	1,103,226
Lowe’s Cos., Inc.
	1,550,000	3.650	04/05/29	1,775,230
	675,000	5.125	04/15/50	931,696
McDonald’s Corp.
	125,000	4.200	04/01/50	151,289
Walgreens Boots Alliance, Inc.
	1,350,000	3.200	04/15/30	1,395,616

				6,088,138

Savings & Loans(a)(b)(e) – 0.1%
Nationwide Building Society
(3M USD LIBOR + 1.181%)
	200,000	3.622	04/26/23	207,862
(3M USD LIBOR + 1.855%)
	500,000	3.960	07/18/30	560,080

				767,942

Semiconductors(e) – 1.5%
Applied Materials, Inc.
	650,000	1.750	06/01/30	662,773
Broadcom, Inc.(a)
	1,850,000	3.625	10/15/24	2,010,247
	1,050,000	4.700	04/15/25	1,182,310
	1,850,000	4.250	04/15/26	2,058,310
	2,443,000	3.459	09/15/26	2,622,487
Lam Research Corp.
	750,000	2.875	06/15/50	774,030
NXP B.V./NXP Funding LLC/NXP USA, Inc.(a)
	450,000	3.400	05/01/30	483,723

				9,793,880

Software(e) – 0.8%
Adobe, Inc.
	700,000	2.300	02/01/30	754,628

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(e) – (continued)
Fidelity National Information Services, Inc.
EUR	400,000	0.750%		05/21/23	$ 452,577
GBP	250,000	2.602		05/21/25	330,415
EUR	550,000	0.625		12/03/25	611,919
Fiserv, Inc.
	$650,000	3.200		07/01/26	718,464
Intuit, Inc.
	350,000	1.650		07/15/30	349,447
Oracle Corp.
	550,000	3.600		04/01/40	621,374
	550,000	3.600		04/01/50	615,764
	550,000	3.850		04/01/60	642,972

					5,097,560

Supranational(f) – 0.2%
FMS Wertmanagement
GBP	1,100,000	1.375		03/07/25	1,431,297

Telecommunication Services – 3.4%
AT&T, Inc.(e)
	$250,000	3.000		06/30/22	261,258
	300,000	3.950		01/15/25	334,656
	150,000	3.400		05/15/25	164,618
	1,600,000	4.100		02/15/28	1,827,104
EUR	600,000	1.800		09/14/39	629,650
	$100,000	4.350		06/15/45	111,861
	100,000	4.850		07/15/45	119,392
	550,000	5.450		03/01/47	720,099
	600,000	4.500		03/09/48	698,556
British Telecommunications PLC(e)
	850,000	5.125		12/04/28	1,050,005
	650,000	4.250	(a)	11/08/49	746,258

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Deutsche Telekom AG(a)(e)
	$500,000	3.625%		01/21/50	$ 551,710
Deutsche Telekom International Finance B.V.(a)(e)
	500,000	2.485		09/19/23	520,840
	1,300,000	4.375		06/21/28	1,540,617
T-Mobile USA, Inc.(a)(e)
	500,000	3.500		04/15/25	545,330
	1,500,000	3.750		04/15/27	1,658,419
	1,250,000	3.875		04/15/30	1,384,860
	950,000	2.550		02/15/31	952,745
Telefonica Emisiones SA(e)
EUR	500,000	1.788		03/12/29	602,246
Verizon Communications, Inc.
	$350,000	2.625		08/15/26	380,804
	3,084,000	4.329		09/21/28	3,711,964
	650,000	5.012		04/15/49	904,702
	300,000	4.000	(e)	03/22/50	382,008
Vodafone Group PLC
	1,550,000	3.750		01/16/24	1,696,010
	1,000,000	4.375		05/30/28	1,187,420

					22,683,132

Trading Companies & Distributors(e) – 0.1%
Blackstone Property Partners Europe Holdings S.a.r.l.
EUR	450,000	2.200		07/24/25	526,278

Transportation(e) – 0.0%
United Parcel Service, Inc.
	$100,000	5.300		04/01/50	144,384

Water(e) – 0.2%
American Water Capital Corp.
	1,100,000	2.800		05/01/30	1,201,541
	300,000	3.450		05/01/50	339,210

					1,540,751

TOTAL CORPORATE OBLIGATIONS (Cost $284,875,625)					$305,240,241

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – 7.4%
Collateralized Loan Obligations(a) – 4.9%
AGL CLO 3 Ltd. Series 2020-3A, Class A (3M USD LIBOR + 1.300%)
$2,100,000	2.190%	01/15/33	$ 2,048,980
Apidos CLO XXIII Series 2015-23A, Class AR (3M USD LIBOR + 1.220%)
2,100,000	2.821	04/15/33	2,043,915
Catamaran CLO Ltd. Series 2013-1A, Class AR (3M USD LIBOR + 0.850%)
3,532,008	1.841	01/27/28	3,473,239
Elmwood CLO IV Ltd. Series 2020-1A, Class A (3M USD LIBOR + 1.240%)
5,300,000	2.422	04/15/33	5,172,917
Halcyon Loan Advisors Funding Ltd. Series 2014-1A, Class A1R (3M USD LIBOR + 1.130%)
90,570	2.265	04/18/26	90,518
Madison Park Funding XII Ltd. Series 2014-12A, Class AR (3M USD LIBOR + 1.260%)
925,282	2.395	07/20/26	924,532
Madison Park Funding XXX Ltd. Series 2018-30A, Class A (3M USD LIBOR + 0.750%)
5,300,000	1.969	04/15/29	5,170,537
Magnetite XXIV Ltd. Series 2019-24A, Class A (3M USD LIBOR + 1.330%)
1,400,000	3.237	01/15/33	1,374,474
Mill City Mortgage Loan Trust Series 2017-2, Class A3
525,547	2.901	07/25/59	544,980
Mountain View CLO LLC Series 2016-1A, Class AR (3M USD LIBOR + 1.360%)
1,800,000	2.671	04/14/33	1,743,529
OFSI Fund VII Ltd. Series 2014-7A, Class AR (3M USD LIBOR + 0.900%)
219,216	2.035	10/18/26	218,878
Trinitas CLO II Ltd. Series 2014-2A, Class A1R (3M USD LIBOR + 1.180%)
184,661	2.399	07/15/26	183,927
Tryon Park CLO Ltd. Series 2013-1A, Class A1SR (3M USD LIBOR + 0.890%)
3,700,000	2.109	04/15/29	3,633,866
Venture CDO Ltd. Series 2020-39A, Class A1 (3M USD LIBOR + 1.280%)
3,475,000	2.975	04/15/33	3,363,442
Voya CLO Ltd. Series 2019-1A, Class AR (3M USD LIBOR + 1.060%)
2,100,000	2.279	04/15/31	2,036,185

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities(b) – (continued)
Collateralized Loan Obligations(a) – (continued)
WhiteHorse VIII Ltd. Series 2014-1A, Class AR (3M USD LIBOR + 0.900%)
$546,888	1.587%	05/01/26	$ 539,018

			32,562,937

Home Equity – 0.0%
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 1A1
192	7.000	09/25/37	192
GMAC Mortgage Home Equity Loan Trust Series 2007-HE3, Class 2A1
43,950	7.000	09/25/37	43,558

			43,750

Student Loans – 2.5%
ECMC Group Student Loan Trust Series 2017-1A, Class A(a) (1M USD LIBOR + 1.200%)
5,085,879	1.385	12/27/66	4,984,526
Educational Services of America, Inc. Series 2015-2, Class A(a) (1M USD LIBOR + 1.000%)
835,344	1.185	12/25/56	822,830
Higher Education Funding I Series 2014-1, Class A(a) (3M USD LIBOR + 1.050%)
2,929,704	1.410	05/25/34	2,789,770
Knowledgeworks Foundation Student Loan Series 2010-1, Class A (3M USD LIBOR + 0.950%)
287,380	1.310	02/25/42	278,773
Navient Student Loan Trust Series 2017-2A, Class A(a) (1M USD LIBOR + 1.050%)
4,737,453	1.235	12/27/66	4,593,287
Nelnet Student Loan Trust Series 2011-1A, Class A(a) (1M USD LIBOR + 0.850%)
179,385	1.035	02/25/48	172,221
PHEAA Student Loan Trust Series 2016-1A, Class A(a) (1M USD LIBOR + 1.150%)
2,268,443	1.335	09/25/65	2,219,033
Scholar Funding Trust Series 2010-A, Class A(a) (3M USD LIBOR + 0.750%)
602,688	1.637	10/28/41	553,330

			16,413,770

TOTAL ASSET-BACKED SECURITIES (Cost $50,223,141)			$ 49,020,457

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 27.7%
Collateralized Mortgage Obligations – 1.9%
Interest Only(h) – 1.1%
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
$342,187	5.815%	05/15/41	$ 58,969
FHLMC REMIC Series 4314, Class SE(b) (-1x1M USD LIBOR + 6.050%)
303,505	5.865	03/15/44	53,509
FHLMC REMIC Series 4320, Class SD(b) (-1x1M USD LIBOR + 6.100%)
226,248	5.915	07/15/39	46,764
FHLMC REMIC Series 4583, Class ST(b) (-1x1M USD LIBOR + 6.000%)
1,038,013	5.815	05/15/46	206,284
FHLMC REMIC Series 4792, Class SA(b) (-1x1M USD LIBOR + 6.200%)
792,195	6.015	05/15/48	93,826
FHLMC REMIC Series 4936, Class ES(b) (-1x1M USD LIBOR + 6.000%)
302,258	5.815	12/25/49	39,031
FHLMC REMIC Series 4980, Class KI
2,946,186	4.500	06/25/50	353,419
FHLMC REMIC Series 5002, Class SJ(b) (-1X 1M USD LIBOR + 6.100%)
2,471,000	5.910	07/25/50	466,698
FHLMC STRIPS Series 304, Class C45
231,481	3.000	12/15/27	13,619
FNMA REMIC Series 2011-124, Class SC(b) (-1x1M USD LIBOR + 6.550%)
312,638	6.366	12/25/41	58,452
FNMA REMIC Series 2012-5, Class SA(b) (-1x1M USD LIBOR + 5.950%)
460,100	5.766	02/25/42	78,301
FNMA REMIC Series 2014-6, Class SA(b) (-1x1M USD LIBOR + 6.600%)
364,980	6.416	02/25/44	70,878
FNMA REMIC Series 2015-34, Class LS(b) (-1x1M USD LIBOR + 6.100%)
1,328,793	5.916	06/25/45	264,950
FNMA REMIC Series 2017-31, Class SG(b) (-1x1M USD LIBOR + 6.100%)
773,554	5.916	05/25/47	153,166
FNMA REMIC Series 2017-86, Class SB(b) (-1x M USD LIBOR + 6.150%)
598,829	5.966	11/25/47	111,585
FNMA REMIC Series 2018-17, Class CS(b) (-1x1M USD LIBOR + 3.450%)
2,986,856	2.500	03/25/48	181,184

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
FNMA REMIC Series 2018-38, Class SG(b) (-1x1M USD LIBOR + 6.200%)
$290,146	6.016%	06/25/48	$ 37,264
FNMA REMIC Series 2019-41, Class SB(b) (-1x1M USD LIBOR + 6.050%)
1,245,788	5.866	08/25/49	244,804
GNMA REMIC Series 2010-101, Class S(b) (-1x1M USD LIBOR + 6.000%)
709,540	5.810	08/20/40	136,972
GNMA REMIC Series 2010-20, Class SE(b) (-1x1M USD LIBOR + 6.250%)
552,857	6.060	02/20/40	112,533
GNMA REMIC Series 2013-124, Class CS(b) (-1x1M USD LIBOR + 6.050%)
588,547	5.860	08/20/43	120,883
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
119,238	5.910	09/20/43	24,262
GNMA REMIC Series 2013-152, Class SG(b) (-1x1M USD LIBOR + 6.150%)
213,349	5.960	06/20/43	42,877
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M USD LIBOR + 6.100%)
203,146	5.910	06/20/43	39,899
GNMA REMIC Series 2013-181, Class SA(b) (-1x1M USD LIBOR + 6.100%)
729,963	5.910	11/20/43	154,490
GNMA REMIC Series 2014-117, Class SJ(b) (-1x1M USD LIBOR + 5.600%)
1,682,478	5.410	08/20/44	308,870
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
491,724	5.910	10/20/43	69,390
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
251,621	5.410	09/20/44	45,957
GNMA REMIC Series 2014-158, Class SA(b) (-1x1M USD LIBOR + 5.600%)
793,459	5.405	10/16/44	148,319
GNMA REMIC Series 2015-110, Class MS(b) (-1x1M USD LIBOR + 5.710%)
1,388,332	5.520	08/20/45	227,551
GNMA REMIC Series 2015-111, Class IM
663,949	4.000	08/20/45	74,684

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2015-123, Class SP(b) (-1x1M USD LIBOR + 6.250%)
$378,703	6.060%	09/20/45	$ 71,376
GNMA REMIC Series 2015-129, Class IC
274,472	4.500	09/16/45	44,712
GNMA REMIC Series 2015-167, Class AS(b) (-1x1M USD LIBOR + 6.250%)
238,933	6.060	11/20/45	42,636
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
167,091	6.010	11/20/45	34,423
GNMA REMIC Series 2015-57, Class AS(b) (-1x1M USD LIBOR + 5.600%)
1,134,272	5.410	04/20/45	192,201
GNMA REMIC Series 2016-1, Class ST(b) (-1x1M USD LIBOR + 6.200%)
307,502	6.010	01/20/46	53,456
GNMA REMIC Series 2016-138, Class GI
723,290	4.000	10/20/46	90,134
GNMA REMIC Series 2016-27, Class IA
402,629	4.000	06/20/45	37,244
GNMA REMIC Series 2018-105, Class SC(b) (-1x1M USD LIBOR + 6.200%)
422,718	6.010	08/20/48	64,438
GNMA REMIC Series 2018-122, Class SE(b) (-1x1M USD LIBOR + 6.200%)
918,385	6.010	09/20/48	140,925
GNMA REMIC Series 2018-137, Class SN(b) (-1x1M USD LIBOR + 6.150%)
1,021,500	5.960	10/20/48	163,827
GNMA REMIC Series 2018-139, Class SQ(b) (-1x1M USD LIBOR + 6.150%)
646,871	5.960	10/20/48	96,209
GNMA REMIC Series 2018-147, Class SA(b) (-1x1M USD LIBOR + 6.200%)
839,962	6.010	10/20/48	144,882
GNMA REMIC Series 2018-72, Class IB
861,798	4.000	04/20/46	107,347
GNMA REMIC Series 2019-1, Class SN (-1x1M USD LIBOR + 6.050%)
505,328	5.860	01/20/49	74,541
GNMA REMIC Series 2019-110, Class SD(b) (-1x1M USD LIBOR + 6.100%)
1,152,011	5.910	09/20/49	186,819

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(h) – (continued)
GNMA REMIC Series 2019-110, Class SE(b) (-1x1M USD LIBOR + 6.100%)
$1,189,252	5.910%	09/20/49	$ 168,620
GNMA REMIC Series 2019-128, Class IO
822,819	4.000	10/20/49	98,024
GNMA REMIC Series 2019-129, Class AI
1,164,807	3.500	10/20/49	145,000
GNMA REMIC Series 2019-151, Class IA
4,185,687	3.500	12/20/49	493,290
GNMA REMIC Series 2019-151, Class NI
1,739,951	3.500	10/20/49	156,636
GNMA REMIC Series 2019-20, Class SF(b) (-1x1M USD LIBOR + 3.790%)
1,340,625	3.600	02/20/49	114,418
GNMA REMIC Series 2019-69, Class S (-1x1M USD LIBOR + 3.270%)
1,470,796	3.080	06/20/49	115,033
GNMA REMIC Series 2019-78, Class SE (-1X 1M USD LIBOR + 6.100%)
363,732	5.910	06/20/49	54,455
GNMA REMIC Series 2019-97, Class SC(b) (-1x1M USD LIBOR + 6.100%)
932,469	5.910	08/20/49	136,422
GNMA REMIC Series 2019-98, Class SC(b) (-1x1M USD LIBOR + 6.050%)
1,281,737	5.860	08/20/49	187,560
GNMA Series 2020-78, Class SD(b) (-1X 1M USD LIBOR + 6.150%)
500,000	5.965	06/20/50	80,798

			7,334,816

Sequential Fixed Rate – 0.2%
FNMA REMIC Series 2011-52, Class GB
355,761	5.000	06/25/41	408,796
FNMA REMIC Series 2011-99, Class DB
333,671	5.000	10/25/41	382,430
FNMA REMIC Series 2012-111, Class B
37,703	7.000	10/25/42	46,635
FNMA REMIC Series 2012-153, Class B
161,339	7.000	07/25/42	203,984

			1,041,845

Sequential Floating Rate(b) – 0.6%
Countrywide Alternative Loan Trust Series 2005-38, Class A1 (12M MTA + 1.500%)
69,128	3.004	09/25/35	60,793

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Countrywide Alternative Loan Trust Series 2006-OA1, Class 2A1 (1M USD LIBOR + 0.210%)
	$223,745	0.400%	03/20/46	$ 188,220
Countrywide Home Loan Mortgage Pass-Through Trust Series 2004-HYB5, Class 2A1
	20,190	4.119	04/20/35	19,772
Harben Finance PLC Series 2017-1X, Class A (3M GBP LIBOR + 0.800%)
GBP	777,152	1.056	08/20/56	959,547
Harborview Mortgage Loan Trust Series 2006-6, Class 3A1A
	$303,427	3.863	08/19/36	280,478
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	716,741	1.142	11/15/49	878,472
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1 (12M MTA + 1.000%)
	$503,489	2.504	01/25/46	429,701
Sequoia Mortgage Trust Series 2004-10, Class A3A (6M USD LIBOR + 0.660%)
	52,518	1.785	11/20/34	49,527
Tower Bridge Funding No. 2 PLC, Class A (3M GBP LIBOR + 0.900%)
GBP	662,806	1.082	03/20/56	818,316
Tower Bridge Funding No.1 PLC, Class A (3M GBP LIBOR + 1.000%)
	424,232	1.182	03/20/56	524,966

				4,209,792

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 12,586,453

Federal Agencies – 25.7%
FHLMC – 0.1%
	$2,361	5.000%	01/01/33	$ 2,709
	327	5.000	06/01/33	375
	3,738	5.000	07/01/33	4,288
	4,826	5.000	08/01/33	5,537
	762	5.000	10/01/33	874
	2,545	5.000	11/01/33	2,920
	1,129	5.000	12/01/33	1,295
	3,652	5.000	02/01/34	4,193
	1,408	5.000	03/01/34	1,621
	2,637	5.000	04/01/34	3,036
	3,909	5.000	05/01/34	4,484
	59,025	5.000	06/01/34	67,733
	897	5.000	11/01/34	1,033
	15,378	5.000	04/01/35	17,640
	575	5.000	11/01/35	660
	7,348	5.000	02/01/37	8,449
	261	5.000	11/01/37	299
	21,034	5.000	01/01/40	24,081
	12,939	4.000	06/01/40	14,218
	115,971	4.000	02/01/41	127,248

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$7,909	4.000%	11/01/41	$ 8,656

			301,349

GNMA – 12.0%
441,632	4.000	11/20/44	479,909
41,258	4.000	05/20/45	44,731
1,019,782	4.000	07/20/45	1,105,620
742,854	4.000	01/20/46	802,596
366,540	4.500	02/20/48	396,639
121,222	4.500	03/20/48	131,176
470,502	4.500	04/20/48	507,815
1,109,370	4.500	05/20/48	1,197,350
1,503,915	4.500	08/20/48	1,617,779
920,862	5.000	08/20/48	1,005,338
5,560,537	4.500	09/20/48	5,978,930
970,158	5.000	09/20/48	1,058,854
1,090,050	5.000	10/20/48	1,188,174
4,581,142	5.000	11/20/48	4,986,726
2,365,938	5.000	12/20/48	2,571,890
6,092,983	4.500	01/20/49	6,520,023
3,438,592	5.000	01/20/49	3,734,694
2,247,639	4.000	02/20/49	2,390,295
2,191,061	4.000	03/20/49	2,328,586
1,144,360	4.500	03/20/49	1,223,760
2,565,826	5.000	03/20/49	2,783,966
2,972,782	4.000	05/20/49	3,152,172
1,322,431	4.500	05/20/49	1,413,360
1,592,400	5.000	05/20/49	1,726,538
24,000,000	2.500	TBA-30yr(i)	25,251,271
6,000,000	4.500	TBA-30yr(i)	6,407,011

			80,005,203

UMBS – 3.9%
330,760	5.000	06/01/23	344,051
63,801	5.000	01/01/24	66,902
56,638	5.000	01/01/25	59,124
289,093	4.500	07/01/36	322,776
28,209	4.500	12/01/36	31,495
28,381	4.500	05/01/38	31,812
20,507	4.500	05/01/39	23,099
12,096	4.500	06/01/39	13,625
7,967	4.500	08/01/39	8,973
13,135	4.500	09/01/39	14,717
19,116	4.500	10/01/39	21,418
7,147	4.500	03/01/40	8,008
105,975	4.500	04/01/40	117,993
9,113	4.500	12/01/40	10,147
102,736	4.500	01/01/41	114,387
30,325	4.500	04/01/41	33,859
50,177	4.500	06/01/41	56,023
45,277	4.500	07/01/41	50,552
66,613	4.500	08/01/41	74,047
204,967	4.500	09/01/41	228,848
148,446	4.500	10/01/41	165,742
134,108	4.500	11/01/41	149,733
101,314	4.500	12/01/41	113,118
90,290	4.500	01/01/42	100,810
8,921	4.500	03/01/42	10,167
35,024	4.500	04/01/42	39,378

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
UMBS – (continued)
$86,419	3.000%	12/01/42	$ 94,472
209,641	3.000	01/01/43	229,221
265,642	3.000	04/01/43	290,452
578,231	4.500	06/01/45	639,901
2,905,283	4.500	11/01/47	3,167,901
6,324,175	4.000	01/01/48	6,861,759
745,720	4.500	09/01/48	828,275
531,177	5.000	11/01/48	597,087
7,670,548	5.000	10/01/49	8,374,926
2,685,611	5.000	12/01/49	2,939,853

			26,234,651

UMBS, 30 Year, Single Family(i) – 9.7%
1,000,000	3.000	TBA-30yr	1,052,773
53,000,000	2.500	TBA-30yr	55,197,933
5,000,000	3.500	TBA-30yr	5,257,813
1,000,000	4.000	TBA-30yr	1,059,492
2,000,000	5.000	TBA-30yr	2,184,275

			64,752,286

TOTAL FEDERAL AGENCIES			$171,293,489

Other – 0.1%
GNMA REMIC Series 2019-4, Class SJ (-1X 1M USD LIBOR + 6.050%)
1,153,342	5.860	01/20/49	185,549

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $181,324,384)			$184,065,491

Agency Debenture – 0.3%
FHLMC
$1,160,000	6.750%	03/15/31	$ 1,824,042
(Cost $1,444,629)

Municipal Debt Obligation(b)(e) – 0.3%
New Hampshire – 0.3%
New Hampshire Higher Education Loan Corp. Series 2011-1, Class A3 (3M USD LIBOR + 0.000%)
$2,391,990	1.841%	10/25/37	$2,260,689
(Cost $2,373,202)

Shares	Dividend Rate		Value

Investment Company(j) – 1.0%
Goldman Sachs Financial Square Government Fund - Institutional Shares
6,667,400	0.155%		$ 6,667,400
(Cost $6,667,400)

TOTAL INVESTMENTS — 110.1% (Cost $699,767,271)			$733,122,440

LIABILITIES IN EXCESS OF OTHER ASSETS — (10.1)%			(67,253,004)

NET ASSETS — 100.0%			$665,869,436

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Actual maturity date is September 20, 2117.

(d)	Actual maturity date is June 30, 2120.

(e)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(f)	Guaranteed by a foreign government until maturity.

(g)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect on June 30, 2020.

(h)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(i)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $96,410,568 which represents approximately 14.5% of the Fund’s net assets as of June 30, 2020.

(j)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
CPI	— Consumer Price Index
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GMAC	— General Motors Acceptance Corporation
GNMA	— Government National Mortgage Association

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

JYOR	— Japanese Yen Offered Rate
KLIBOR	— Kuala Lumpur Interbank Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	USD	1,878,313	CLP	1,525,088,601	08/27/20	$20,040
	CHF	806,454	USD	851,591	09/16/20	1,560
	KRW	2,747,864,474	USD	2,275,163	07/15/20	15,477
	EUR	367,820	GBP	333,848	09/16/20	97
	CAD	1,836,350	USD	1,349,445	09/16/20	3,411
	USD	450,049	TRY	3,107,006	07/29/20	150
	CAD	2,868,212	EUR	1,870,637	09/16/20	7,767
	USD	895,732	ZAR	15,622,743	09/16/20	2,597
	EUR	381,716	CHF	405,716	09/16/20	386
	CNH	78,968,644	USD	11,093,236	09/16/20	27,974
	EUR	396,554	CAD	604,919	09/16/20	644
	TRY	5,357,988	USD	761,185	09/16/20	4,006
	USD	4,076,257	RUB	284,919,419	08/17/20	96,206
	GBP	711,421	EUR	778,868	09/16/20	5,360
	USD	1,179,486	COP	4,352,867,075	07/06/20	21,811
	USD	450,293	TRY	3,102,249	07/27/20	818
	USD	4,164,707	EUR	3,679,722	09/16/20	23,439
	USD	1,502,729	SGD	2,092,415	09/18/20	934
	CNH	16,013,000	USD	2,254,926	09/09/20	1,138
	USD	455,431	TRY	3,180,910	09/16/20	1,155
	EUR	750,172	USD	842,413	08/12/20	1,211
	CHF	816,949	EUR	764,640	09/16/20	3,703
	EUR	1,085,285	USD	1,220,020	09/16/20	1,393
	BRL	7,556,087	USD	1,364,956	07/02/20	24,399
	USD	14,512,902	GBP	11,484,268	09/16/20	276,282
	NOK	4,050,763	EUR	372,490	09/16/20	1,757
	USD	5,302,574	CLP	4,259,922,901	07/03/20	115,900
	COP	11,059,602,037	USD	2,894,185	07/06/20	47,194
	SEK	4,046,031	USD	432,740	09/16/20	1,880
	AUD	3,371,247	USD	2,315,503	09/16/20	11,604
	USD	449,548	SEK	4,164,972	09/16/20	2,151
	USD	3,877,047	CAD	5,198,622	09/16/20	47,177
	SEK	16,969,723	EUR	1,608,290	09/16/20	12,852
	USD	3,597,359	JPY	385,156,644	09/16/20	26,545
	USD	455,431	TRY	3,112,140	07/13/20	2,659
	EUR	399,402	NOK	4,298,439	09/16/20	2,790
	INR	40,806,467	USD	534,746	07/28/20	3,840
	USD	450,112	ILS	1,542,602	09/16/20	3,855
	ILS	1,562,062	USD	448,012	09/16/20	3,875
	INR	69,932,881	USD	916,020	07/15/20	8,027
	USD	765,573	EUR	677,245	08/12/20	3,960
	USD	449,603	COP	1,678,007,831	07/27/20	4,158
	USD	437,676	CLP	355,567,596	09/16/20	4,289
	USD	1,332,890	IDR	19,082,576,348	07/20/20	23,138
	USD	510,085	AUD	732,446	09/16/20	4,491
	TWD	27,775,349	USD	933,449	07/20/20	14,736
	USD	449,692	NOK	4,282,682	09/16/20	4,621
	USD	5,164,307	BRL	27,031,888	07/02/20	193,890
	KRW	984,807,607	USD	815,535	09/02/20	5,527
	RUB	274,411,895	USD	3,665,495	08/17/20	167,775
	USD	1,320,329	MXN	29,719,578	09/17/20	40,632
	IDR	5,834,601,532	USD	390,256	07/20/20	10,207
	TWD	26,746,966	USD	897,549	07/06/20	13,010
	USD	1,881,580	PLN	7,371,323	09/16/20	17,943
	TRY	3,054,748	USD	417,424	07/13/20	26,998
	JPY	648,892,740	USD	5,972,679	07/22/20	38,687
	USD	1,262,397	BRL	6,533,408	08/04/20	63,105
	USD	19,408,350	GBP	15,585,994	07/15/20	93,818
	USD	101,406,377	JPY	10,855,542,485	07/22/20	840,236

TOTAL						$2,405,285

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	7,813,792	USD	5,454,827	09/16/20	$(61,115)
	BRL	31,140,276	USD	6,036,831	07/02/20	(310,998)
	BRL	4,891,304	USD	921,030	08/04/20	(23,168)
	CAD	2,515,678	USD	1,859,397	07/16/20	(6,274)
	CAD	5,461,712	USD	4,065,220	09/16/20	(41,528)
	CHF	3,690,687	USD	3,918,648	09/16/20	(14,260)
	CLP	4,259,922,901	USD	5,380,352	07/03/20	(193,676)
	CLP	2,530,761,314	USD	3,085,166	08/27/20	(1,513)
	CNH	12,763,002	USD	1,799,243	09/16/20	(1,820)
	COP	5,043,195,374	USD	1,363,292	07/06/20	(22,020)
	EUR	620,361	CAD	955,660	09/16/20	(5,871)
	EUR	797,521	CHF	853,423	09/16/20	(5,285)
	EUR	376,648	GBP	342,900	09/16/20	(1,190)
	EUR	1,204,038	PLN	5,379,903	09/16/20	(5,101)
	EUR	1,591,495	SEK	16,745,194	09/16/20	(7,634)
	EUR	2,215,675	USD	2,523,636	08/12/20	(31,942)
	EUR	14,880,222	USD	16,907,821	09/16/20	(161,172)
	GBP	3,043,299	EUR	3,383,681	09/16/20	(35,431)
	GBP	3,765,807	USD	4,723,323	07/15/20	(56,647)
	GBP	731,410	USD	918,336	09/16/20	(11,634)
	IDR	31,129,004,638	USD	2,183,562	07/20/20	(46,993)
	IDR	6,551,951,489	USD	449,611	08/03/20	(1,275)
	INR	44,143,865	USD	585,618	07/28/20	(2,983)
	JPY	97,624,894	AUD	1,335,120	09/16/20	(16,520)
	JPY	48,928,750	GBP	367,308	09/16/20	(1,716)
	JPY	2,195,572,392	USD	20,564,896	07/22/20	(225,033)
	JPY	503,253,749	USD	4,710,059	09/16/20	(44,358)
	MXN	92,901,565	USD	4,179,275	09/17/20	(179,023)
	NOK	4,452,611	EUR	421,198	09/16/20	(11,299)
	NOK	4,281,810	SEK	4,224,305	09/16/20	(8,790)
	NOK	53,532,901	USD	5,746,259	09/16/20	(182,939)
	NZD	778,515	USD	508,243	09/16/20	(5,904)
	PLN	5,308,474	EUR	1,194,341	09/16/20	(2,045)
	RUB	185,714,539	USD	2,659,576	08/17/20	(65,323)
	SEK	12,407,110	USD	1,340,070	09/16/20	(7,312)
	TRY	6,328,531	USD	912,107	09/16/20	(8,309)
	USD	1,329,938	AUD	1,949,866	09/16/20	(16,017)
	USD	2,086,930	BRL	11,664,476	07/02/20	(57,844)
	USD	12,384,943	CAD	17,626,871	07/16/20	(599,527)
	USD	434,639	CAD	590,200	09/16/20	(167)
	USD	3,097,948	CHF	2,957,026	09/16/20	(30,299)
	USD	614,087	CLP	505,117,569	08/27/20	(1,382)
	USD	21,825,376	CNH	155,115,415	09/09/20	(28,760)
	USD	5,865,834	CNH	41,779,286	09/16/20	(17,973)
	USD	3,018,628	COP	11,749,930,337	07/06/20	(106,349)
	USD	1,381,516	COP	5,211,701,351	07/27/20	(1,986)
	USD	127,536	COP	507,912,541	08/25/20	(6,963)
	USD	63,276,253	EUR	58,252,370	08/12/20	(2,232,931)
	USD	979,699	EUR	871,832	09/16/20	(1,487)
	USD	1,139,550	IDR	17,300,589,832	07/20/20	(47,892)
	USD	1,319,035	IDR	21,328,803,338	07/28/20	(142,093)
	USD	672,877	ILS	2,364,014	07/15/20	(9,834)
	USD	1,819,354	ILS	6,350,064	09/16/20	(17,648)
	USD	1,807,504	INR	138,024,774	07/15/20	(16,262)
	USD	3,409,201	INR	261,127,101	07/28/20	(37,296)
	USD	11,605,847	JPY	1,265,734,854	07/22/20	(119,967)
	USD	938,924	KRW	1,132,829,290	07/15/20	(5,410)
	USD	5,878,853	KRW	7,211,706,000	07/23/20	(133,829)
	USD	936,049	KRW	1,150,366,374	09/02/20	(23,044)
	USD	450,539	MXN	10,506,175	09/17/20	(1,846)
	USD	450,470	NOK	4,361,757	09/16/20	(2,818)
	USD	460,349	NZD	720,653	09/16/20	(4,654)
	USD	452,518	RUB	32,765,028	08/17/20	(5,178)
	USD	1,491,853	SGD	2,121,978	07/01/20	(30,809)
	USD	7,581,096	THB	240,985,004	09/16/20	(214,795)
	USD	1,195,852	TRY	8,680,120	07/13/20	(66,981)
	USD	822,156	TRY	5,848,036	07/20/20	(26,894)
	USD	455,000	TRY	3,158,059	07/27/20	(2,561)
	USD	2,207,406	TRY	15,583,793	09/16/20	(18,164)
	USD	1,390,077	TWD	41,049,887	07/15/20	(10,179)
	USD	2,358,961	TWD	69,860,118	07/20/20	(25,903)
	USD	2,726,315	TWD	80,159,203	08/06/20	(16,347)
	USD	508,137	TWD	14,880,279	09/16/20	(3,322)
	ZAR	13,433,361	USD	790,890	09/16/20	(22,920)

TOTAL						$(5,916,432)

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD SALES CONTRACTS — At June 30, 2020, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(a)	Settlement Date	Principal Amount	Value

GNMA (Proceeds Receivable: $(4,252,656))	4.000%	TBA-30yr	07/22/19	$(4,000,000)	$(4,239,977)

(a)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
Australian 3 Year Government Bonds	48	09/15/20	$3,877,583	$1,009
Australian 10 Year Government Bonds	32	09/15/20	3,285,724	37,647
Canada 10 Year Government Bonds	22	09/21/20	2,492,664	4,164
French 10 Year Government Bonds	92	09/08/20	17,328,633	263,149
Italian 10 Year Government Bonds	51	09/08/20	8,244,105	225,677
Japan 10 Year Government Bonds	7	09/14/20	9,850,891	7,754
Short Euro-BTP	60	09/08/20	7,541,828	44,398
2 Year German Euro-Schatz	306	09/08/20	38,552,708	38,393
5 Year German Euro-Bobl	62	09/08/20	9,402,298	29,722
10 Year German Euro-Bund	29	09/08/20	5,751,284	49,805
10 Year U.K. Long Gilt	81	09/28/20	13,814,534	4,706
10 Year U.S. Treasury Notes	218	09/21/20	30,339,469	127,902
20 Year U.S. Treasury Bonds	105	09/21/20	18,749,062	291,370

Total				$1,125,696

Short position contracts:
Euro Buxl 30 Year Bonds	(3)	09/08/20	(741,375)	(13,284)
Ultra Long U.S. Treasury Bonds	(13)	09/21/20	(2,836,031)	6,611
2 Year U.S. Treasury Notes	(144)	09/30/20	(31,799,250)	(16,772)
5 Year U.S. Treasury Notes	(406)	09/30/20	(51,051,328)	(113,386)
10 Year U.S. Treasury Bonds	(305)	09/21/20	(48,032,735)	(425,919)

Total				$(562,750)

TOTAL FUTURES CONTRACTS				$562,946

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by the Fund	Counterparty	Termination Date	Notional Amount (000s)	Value	Unrealized Appreciation/ (Depreciation)*

3M KLIBOR(a)	3.565%	JPMorgan Securities, Inc.	03/14/24	MYR 10,040	$127,799	$127,799

*	There are no upfront payments on the swap contracts (s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Payments made quarterly.

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

1M BID Average(a)	4.120%	01/03/22	BRL	5,550		$19,577	$(10,542)	$30,119
1M BID Avg(a)	4.811	01/03/22		4,875		27,165	—	27,165
1M BID Avg(a)	5.440	01/03/22		1,030		8,261	(7,881)	16,142
Mexico Interbank TIIE 28 Days(a)	4.500	09/15/22	MXN	39,110	(c)	5,367	(1,027)	6,394
3M LIBOR(e)	0.500(b)	09/16/22		$8,720	(c)	50,013	39,451	10,562
6.244%(f)	1M BID Average	01/02/23	BRL	4,950		(51,098)	—	(51,098)
7.223(a)	1M BID Average	01/02/23		4,500		(64,565)	—	(64,565)
1M BID Avg(f)	5.750	01/02/23		4,050		35,680	5,361	30,319
1M BID Avg(a)	6.372	01/02/23		1,275		13,689	—	13,689
1M BID Avg(a)	6.660	01/02/23		2,505		34,131	4,997	29,134
6M CDOR(b)	0.500	09/16/23	CAD	88,420	(c)	(288,407)	(373,724)	85,317
0.500(e)	3M LIBOR(b)	09/16/23		$47,430	(c)	(384,724)	(283,335)	(101,389)
1M BID Average(a)	4.930	01/02/24	BRL	810	(c)	294	(341)	635
6M CDOR(b)	0.840	06/24/24	CAD	48,330	(c)	8,793	23,764	(14,971)
0.000(e)	3M LIBOR	07/25/24		$28,200		3,226	452	2,774
1M BID Average(a)	6.260	01/02/25	BRL	4,825		31,314	9,720	21,594
6M EURO(b)	0.080(d)	01/15/25	EUR	4,960		116,824	26,151	90,673
6M AUDOR(b)	0.553	05/16/25	AUD	45,750	(c)	8,850	(28,048)	36,898
0.307(c)	6M EURO(d)	05/18/25	EUR	33,710	(c)	(39,244)	30,973	(70,217)
6M GBP(f)	0.032	06/17/25	GBP	15,280		30,677	(36,079)	66,756
6M GBP(f)	0.270	06/17/25		20,710		347,262	(1,146,437)	1,493,699
6M CNY(e)	2.500	06/17/25	CNY	84,050		94,036	267,556	(173,520)
Mexico Interbank TIIE 28 Days(a)	5.400	09/11/25	MXN	4,040	(c)	4,278	1,506	2,772
6M EURO(b)	0.000(d)	09/16/25	EUR	3,150	(c)	63,809	43,033	20,776
3M LIBOR(e)	0.500(c)	09/16/25		$7,590	(c)	59,662	57,726	1,936
3M NIBOR(b)	0.500(d)	09/16/25	NOK	28,970	(c)	(26,004)	(28,317)	2,313
6M CHFOR(b)	0.500(d)	09/16/25	CHF	3,940	(c)	3,413	5,768	(2,355)
1.000(c)	6M GBP	09/16/25	GBP	910	(c)	(42,985)	(42,492)	(493)
6M AUDOR(b)	0.960	04/21/27	AUD	5,860	(c)	17,866	1,072	16,794
6M CHFOR(b)	0.500(d)	09/16/27	CHF	17,590	(c)	(106,171)	(98,873)	(7,298)
6M AUDOR(b)	1.250	09/16/27	AUD	16,400	(c)	460,621	442,029	18,592
0.000(c)	6M EURO(d)	09/16/27	EUR	11,960	(c)	(273,133)	(280,547)	7,414
1.000(c)	6M GBP	09/16/27	GBP	9,840	(c)	(601,911)	(484,145)	(117,766)
6M AUDOR(b)	1.000	04/26/28	AUD	23,220	(c)	38,911	(204,575)	243,486
6M CDOR(b)	2.750	06/21/28	CAD	8,010	(c)	472,640	(52,195)	524,835
1.500(b)	6M EURO(d)	06/21/28	EUR	5,050	(c)	(488,213)	(59,157)	(429,056)
0.500(b)	6M GBP	03/10/30	GBP	11,730	(c)	(12,810)	(221,641)	208,831
0.570(f)	6M GBP	03/18/30		6,090		(349,638)	14,629	(364,267)
6M JYOR(b)	0.250	03/19/30	JPY	225,850	(c)	16,028	16,030	(2)
6M AUDOR(b)	1.750	03/19/30	AUD	8,430	(c)	126,307	(126,977)	253,284
6M EURO(b)	0.050(d)	05/21/30	EUR	7,720	(c)	24,527	(4,192)	28,719
3M LIBOR(e)	0.980(c)	05/21/30		$10,990	(c)	16,014	(15,504)	31,518
6M CHFOR(b)	0.500(d)	06/17/30	CHF	12,330		(265,593)	(213,648)	(51,945)
0.308(d)	6M GBP	06/17/30	GBP	10,070		(244,022)	(315,168)	71,146
3M LIBOR(e)	1.750(b)	06/18/30		$11,140	(c)	431,528	300,989	130,539
0.250(b)	6M EURO(d)	06/18/30	EUR	13,560	(c)	(194,833)	(489,110)	294,277
1.000(b)	6M GBP	06/18/30	GBP	6,290	(c)	(195,977)	(151,251)	(44,726)
1.140(b)	6M CDOR	06/24/30	CAD	10,390	(c)	(6,525)	(11,692)	5,167
6M CHFOR(b)	0.500(d)	09/16/30	CHF	1,050	(c)	(24,503)	(25,089)	586

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

3M LIBOR(e)	0.750%(b)	09/16/30		$4,930	(c)	$45,029	$37,046	$7,983
3M NIBOR(b)	0.750(d)	09/16/30	NOK	34,030	(c)	(56,417)	(71,694)	15,277
3M KWCDC(e)	1.000	09/16/30	KRW	2,402,600		10,485	(3,727)	14,212
6M AUDOR(b)	1.500	09/16/30	AUD	11,780	(c)	466,749	331,796	134,953
0.250%(b)	6M EURO(d)	09/16/30	EUR	5,790	(c)	(275,662)	(295,064)	19,402
1.000(b)	6M GBP	09/16/30	GBP	5,330	(c)	(414,498)	(392,924)	(21,574)
0.100(b)	6M CHFOR(d)	09/17/30	CHF	3,810	(c)	8,835	(4,939)	13,774
6M EURO(b)	0.053(d)	12/15/30	EUR	1,360	(c)	14,872	10,752	4,120
6M EURO(b)	0.020(d)	04/07/31		500	(c)	8,497	7,031	1,466
6M EURO(b)	0.280(d)	07/06/31		1,380	(c)	62,083	25,120	36,963
6M EURO(b)	0.050(d)	10/26/31		430	(c)	6,827	3,658	3,169
1.160(e)	3M LIBOR(b)	05/21/35		$11,010	©)	(2,026)	12,971	(14,997)
0.500(d)	6M EURO(b)	09/16/35	EUR	750		(63,180)	(67,127)	3,947
1.363(b)	6M AUDOR	04/21/40	AUD	1,700	(c)	20,079	(731)	20,810
0.260(b)	6M EURO(d)	05/21/40	EUR	3,680	(c)	27,285	15,242	12,043
0.400(d)	6M GBP	06/17/40	GBP	5,060		(258,714)	(324,445)	65,731
3M LIBOR(e)	1.750(b)	06/19/40		$2,630	(c)	143,755	127,949	15,806
0.750(b)	6M EURO(d)	06/19/40	EUR	3,030	(c)	(147,560)	(193,245)	45,685
1.500(b)	6M GBP	06/19/40	GBP	1,460	(c)	(168,878)	(189,574)	20,696
6M JYOR(b)	0.500	06/20/40	JPY	378,680	(c)	25,800	25,053	747
6M GBP(b)	1.000	09/16/40	GBP	1,060	(c)	141,444	108,838	32,606
0.855(e)	3M LIBOR(b)	04/09/45		$6,260	(c)	48,012	225	47,787
3M LIBOR(e)	0.845(b)	04/10/50		6,480	(c)	(36,960)	233	(37,193)
6M CDOR(b)	1.750	06/17/50	CAD	3,840		273,532	135,316	138,216
6M JYOR(b)	0.500	06/20/50	JPY	401,370	(c)	3,846	40,539	(36,693)
3M LIBOR(e)	1.750(b)	06/20/50		$540	(c)	33,702	25,762	7,940
0.500(b)	6M EURO(d)	06/20/50	EUR	490	(c)	(30,507)	(28,329)	(2,178)
1.000(b)	6M GBP	06/20/50	GBP	1,250	(c)	(89,985)	(158,224)	68,239
6M GBP(b)	1.000	09/16/50		1,090	(c)	224,311	195,006	29,305
0.750(e)	3M LIBOR(b)	09/16/50		$1,940	(c)	94,214	173,800	(79,586)
0.500(b)	6M EURO(d)	09/16/50	EUR	720	(c)	(115,109)	(107,291)	(7,818)

TOTAL						$(1,089,732)	$(3,981,757)	$2,892,025

(a)	Payments made monthly.

(b)	Payments made semi-annually.

(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

(d)	Payments made at annually.

(e)	Payments made quarterly.

(f)	Payments made maturity.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund (a)	Credit Spread at June 30, 2020(b)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.155%	Barclays Bank PLC	12/20/21	$460	$(5,925)	$(539)	$(5,386)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.121	Citibank NA	12/20/20	13,280	$(60,088)	9,484	(69,572)
People’s Republic of China, 7.500%, 10/28/27	(1.000)	0.135	Deutsche Bank AG (London)	06/20/21	100	(882)	(5)	(877)

TOTAL						$(66,895)	$8,940	$(75,835)

(a)	Payments made quarterly.

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received by the Fund (a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)		Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.IG Index 28	1.000%	0.841%	06/20/22		$22,525	$77,398	$321,484	$(244,086)
CDX.NA.IG Index 34	1.000	0.622	06/20/23		18,450	210,767	220,189	(9,422)
CDX.NA.IG Index 34	1.000	0.755	06/20/25		14,100	171,568	151,019	20,549
Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000	0.879	06/20/24		1,130	5,749	4,287	1,462
Republic of Chile, 3.875%, 08/05/20	1.000	0.776	12/20/24		1,000	10,234	22,648	(12,414)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.287	06/20/24		2,950	(32,172)	(8,679)	(23,493)
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.074	06/20/24		110	(286)	(199)	(87)
Republic of Peru, 8.750%, 11/21/33	1.000	0.737	06/20/24		20	215	390	(175)
Russian Federation, 7.500%, 03/31/30	1.000	1.013	12/20/24		1,580	(436)	8,415	(8,851)
Unibail-Rodamco-Westfield SE, 2.375%, 02/25/21	1.000	1.962	06/20/24	EUR	1,200	(49,590)	19,999	(69,589)
United Mexican States, 4.150%, 03/28/27	1.000	1.279	06/20/24		$320	(3,395)	(3,763)	368

TOTAL						$390,052	$735,790	$(345,738)

(a)	Payments made quarterly

(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

PURCHASED AND WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following purchased and written options:

OVER-THE-COUNTER INTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(3,600,000)	$(3,600,000)	$(24,927)	$(25,560)	$633
3M IRS	Citibank NA	0.860	07/08/2020	(3,800,000)	(3,800,000)	(82,169)	(31,160)	(51,009)
18M IRS	Citibank NA	0.050	10/22/2021	(2,080,000)	(2,080,000)	(73,302)	(59,110)	(14,192)
1M IRS	Citibank NA	0.630	07/29/2020	(3,800,000)	(3,800,000)	(23,972)	(27,075)	3,103
6M IRS	Citibank NA	0.053	12/11/2020	(1,220,000)	(1,220,000)	(24,958)	(19,015)	(5,943)
18M IRS	Deutsche Bank AG (London)	0.050	10/22/2021	(1,000,000)	(1,000,000)	(35,240)	(28,142)	(7,098)
1M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(9,900,000)	(9,900,000)	(43,795)	(125,730)	81,935
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(3,800,000)	(3,800,000)	(29,009)	(27,740)	(1,269)
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,700,000)	(4,700,000)	(46,311)	(49,327)	3,016
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,500,000)	(3,500,000)	(39,387)	(38,675)	(712)
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(9,900,000)	(9,900,000)	(43,795)	(102,960)	59,165
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(9,900,000)	(9,900,000)	(45,099)	(89,595)	44,496
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,760,000)	(1,760,000)	(50,922)	(46,913)	(4,009)
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(4,700,000)	(4,700,000)	(52,075)	(47,470)	(4,605)
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(5,800,000)	(5,800,000)	(64,190)	(65,685)	1,495
3M IRS	JPMorgan Securities, Inc.	0.340	08/13/2020	(7,990,000)	(7,990,000)	(63,447)	(48,396)	(15,051)
3M IRS	JPMorgan Securities, Inc.	0.350	09/28/2020	(18,020,000)	(18,020,000)	(62,646)	(36,511)	(26,135)
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,320,000)	(1,320,000)	(27,004)	(20,518)	(6,486)
6M IRS	JPMorgan Securities, Inc.	0.350	08/13/2020	(15,360,000)	(15,360,000)	(36,419)	(40,466)	4,047
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(4,800,000)	(4,800,000)	(60,485)	(53,848)	(6,637)
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(4,800,000)	(4,800,000)	(33,514)	(33,840)	326
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(3,320,000)	(3,320,000)	(17,590)	(17,229)	(361)
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(3,320,000)	(3,320,000)	(28,732)	(19,134)	(9,598)
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(3,320,000)	(3,320,000)	(17,090)	(16,924)	(166)
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(3,800,000)	(3,800,000)	(30,227)	(30,229)	2
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(1,970,000)	(1,970,000)	(40,302)	(30,643)	(9,659)
6M IRS	MS & Co. Int. PLC	0.350	08/13/2020	(15,360,000)	(15,360,000)	(36,419)	(39,966)	3,547
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(11,040,000)	(11,040,000)	(141,578)	(125,005)	(16,573)
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(7,950,000)	(7,950,000)	(112,176)	(82,377)	(29,799)
1M IRS	UBS AG (London)	0.172	07/27/2020	(3,320,000)	(3,320,000)	(14,984)	(16,401)	1,417
1Y IRS	UBS AG (London)	0.256	08/27/2020	(5,070,000)	(5,070,000)	(18,084)	(81,676)	63,592
6M IRS	UBS AG (London)	0.380	07/02/2021	(1,860,000)	(1,860,000)	(116,293)	(72,327)	(43,966)

				(182,080,000)	$(182,080,000)	$(1,536,141)	$(1,549,647)	$13,506

GOLDMAN SACHS GLOBAL CORE FIXED INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Puts
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(3,600,000)	$(3,600,000)	$(16,293)	$(25,560)	$9,267
3M IRS	Citibank NA	0.860	07/08/2020	(3,800,000)	(3,800,000)	(282)	(31,160)	30,878
18M IRS	Citibank NA	0.050	10/22/2021	(2,080,000)	(2,080,000)	(40,512)	(62,480)	21,968
1M IRS	Citibank NA	0.630	07/29/2020	(3,800,000)	(3,800,000)	(30,018)	(27,075)	(2,943)
6M IRS	Citibank NA	0.053	12/11/2020	(1,220,000)	(1,220,000)	(11,743)	(19,015)	7,272
18M IRS	Deutsche Bank AG (London)	0.050	10/22/2021	(1,000,000)	(1,000,000)	(19,477)	(30,161)	10,684
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(3,800,000)	(3,800,000)	(18,055)	(27,740)	9,685
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(4,700,000)	(4,700,000)	(37,018)	(49,326)	12,308
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(3,500,000)	(3,500,000)	(20,272)	(38,675)	18,403
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(19,200,000)	(19,200,000)	(7,215)	(68,880)	61,665
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(1,760,000)	(1,760,000)	(21,166)	(46,913)	25,747
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(4,700,000)	(4,700,000)	(33,418)	(47,470)	14,052
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(5,800,000)	(5,800,000)	(34,251)	(65,685)	31,434
3M IRS	JPMorgan Securities, Inc.	0.150	09/28/2020	(18,020,000)	(18,020,000)	(14,567)	(35,069)	20,502
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(1,320,000)	(1,320,000)	(12,706)	(20,518)	7,812
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(4,800,000)	(4,800,000)	(21,523)	(33,840)	12,317
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(3,320,000)	(3,320,000)	(1,286)	(17,229)	15,943
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(3,320,000)	(3,320,000)	(2,834)	(19,134)	16,300
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(3,320,000)	(3,320,000)	(10,244)	(16,924)	6,680
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(3,800,000)	(3,800,000)	(10,824)	(30,229)	19,405
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(1,970,000)	(1,970,000)	(18,962)	(30,643)	11,681
1M IRS	UBS AG (London)	0.172	07/27/2020	(3,320,000)	(3,320,000)	(16,362)	(16,401)	39
6M IRS	UBS AG (London)	0.380	07/02/2021	(1,860,000)	(1,860,000)	(11,404)	(23,470)	12,066

				(104,010,000)	$(104,010,000)	$(410,432)	$(783,597)	$373,165

TOTAL				(286,090,000)	$(286,090,000)	$(1,946,573)	$(2,333,244)	$386,671

Abbreviations:
1M BID Avg	— 1 month Brazilian Interbank Deposit Average
3M IRS	— 3 Months Interest Rate Swaptions
6M IRS	— 6 Months Interest Rate Swaptions
18M IRS	— 18 Months Interest Rate Swaptions
1Y IRS	— 3 Year Interest Rate Swaptions
BofA Securities LLC	— Bank of America Securities LLC
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC

GOLDMAN SACHS INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a) – 1.0%
Chemicals(b) – 0.1%
Starfruit Finco B.V.(1M LIBOR + 3.000%)
$69,819	3.188%	10/01/25	$ 65,338

			65,338

Diversified Manufacturing – 0.1%
AI Aqua Merger Sub, Inc.
29,847	4.322	12/13/23	28,503
19,948	4.322	12/13/23	19,126

			47,629

Entertainment(b) – 0.1%
Playtika Holding Corp.(6M LIBOR + 6.000%)
63,375	7.072	12/10/24	63,217

Healthcare Providers & Services(b) – 0.2%
Conservice Midco LLC(3M LIBOR + 4.250%)
50,000	4.558	05/13/27	48,625
Envision Healthcare Corp.(1M LIBOR + 3.750%)
49,747	3.928	10/10/25	32,460

			81,085

Technology - Software/Services(b) – 0.2%
AppLovin Corp.(1M LIBOR + 4.000%)
24,938	4.178	08/15/25	24,376
Vertafore, Inc.
(1M LIBOR + 3.250%)
39,698	3.434	07/02/25	37,341
(1M LIBOR + 7.250%)
25,000	7.434	07/02/26	24,527

			86,244

Telecommunication Services – 0.3%
Cardtronics, Inc.(c)
25,000	5.000	06/29/27	24,500
Intelsat Jackson Holdings SA(b)(3M LIBOR + 5.500%)
10,453	5.050	07/13/22	10,591
Vivid Seats Ltd.(b)(c)(6M LIBOR + 3.500%)
115,000	4.572	06/30/24	96,025

			131,116

TOTAL BANK LOANS (Cost $490,309)			$ 474,629

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 82.5%
Advertising(d)(e) – 0.3%
Terrier Media Buyer, Inc.
$127,000	8.875%		12/15/27	$ 121,603

Aerospace & Defense – 1.3%
Boeing Co.(d)
90,000	5.150		05/01/30	100,305
90,000	5.805		05/01/50	106,119
Bombardier, Inc.(d)(e)
85,000	7.500		12/01/24	55,250
Howmet Aerospace, Inc.
11,000	6.875	(d)	05/01/25	11,948
220,000	5.950		02/01/37	227,053
TransDigm, Inc.(d)
13,000	6.250	(e)	03/15/26	12,968
70,000	6.375		06/15/26	63,875
50,000	5.500		11/15/27	43,625

				621,143

Agriculture – 0.4%
MHP Lux SA
200,000	6.950		04/03/26	203,500

Airlines(d)(e) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
58,000	6.500		06/20/27	58,073

				58,073

Automotive – 2.9%
Adient US LLC(d)(e)
113,000	7.000		05/15/26	116,672
Clarios Global LP/Clarios US Finance Co.(d)(e)
60,000	6.250		05/15/26	61,875
Dana, Inc.(d)
55,000	5.625		06/15/28	54,588
Dealer Tire LLC/DT Issuer LLC(d)(e)
129,000	8.000		02/01/28	119,647
Delphi Technologies PLC(e)
30,000	5.000		10/01/25	32,175
Ford Motor Credit Co. LLC(d)
275,000	5.125		06/16/25	274,870

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Automotive – (continued)
Garrett LX I S.a.r.l./Garrett Borrowing LLC(d)
EUR	250,000	5.125%		10/15/26	$ 229,247
General Motors Co.
	$25,000	5.400		10/02/23	27,044
General Motors Financial Co., Inc.(d)
	50,000	3.250		01/05/23	51,010
	75,000	5.650		01/17/29	83,526
Harley-Davidson Financial Services, Inc.(d)(e)
	88,000	3.350		06/08/25	89,866
Meritor, Inc.(d)(e)
	91,000	6.250		06/01/25	91,910
The Goodyear Tire & Rubber Co.(d)
	153,000	5.125		11/15/23	146,115

					1,378,545

Banks – 13.2%
Banco do Brasil SA(b)(d)(10 Year CMT + 4.398%)
	200,000	6.250		04/15/49	175,400
Banco Mercantil del Norte SA(b)(d)(10 Year CMT + 5.353%)
	200,000	7.625		01/10/49	190,684
Bank of America Corp.
	125,000	4.200		08/26/24	138,685
	175,000	3.248	(d)	10/21/27	193,387
	75,000	4.183	(d)	11/25/27	85,454
(3M USD LIBOR + 1.310%)
	100,000	4.271	(b)(d)	07/23/29	117,666
(3M USD LIBOR + 1.190%)
	125,000	2.884	(b)(d)	10/22/30	135,079
(3M USD LIBOR + 3.150%)
	41,000	4.083	(b)(d)	03/20/51	50,870
BBVA Bancomer SA(b)(d)(5 Year CMT + 2.650%)
	200,000	5.125		01/18/33	187,400
BNP Paribas SA(e)
	200,000	3.375		01/09/25	216,256
CIT Group, Inc.(b)(d)(SOFR + 3.827%)
	573,000	3.929		06/19/24	560,107
Citigroup, Inc.
	125,000	3.400		05/01/26	138,651
	125,000	4.300		11/20/26	142,136
	100,000	4.125		07/25/28	112,964
(SOFR + 1.422%)
	100,000	2.976	(b)(d)	11/05/30	106,213
(SOFR + 3.914%)
	75,000	4.412	(b)(d)	03/31/31	88,589

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Credit Bank of Moscow Via CBOM Finance PLC(e)
$200,000	4.700%		01/29/25	$ 198,750
Credit Suisse Group Funding Guernsey Ltd.
250,000	4.550		04/17/26	287,550
First Horizon National Corp.(d)
25,000	4.000		05/26/25	25,930
HSBC Holdings PLC
205,000	4.950		03/31/30	245,762
Huntington Bancshares, Inc.(d)
50,000	2.625		08/06/24	52,961
ING Groep NV(b)(d)(e)(1 Year CMT + 1.100%)
200,000	1.400		07/01/26	200,556
Itau Unibanco Holding SA(b)(d)(5 Year CMT + 3.981%)
200,000	6.125		12/12/49	187,000
JPMorgan Chase & Co.(d)
(SOFR + 1.160%)
200,000	2.301	(b)	10/15/25	209,368
125,000	3.625		12/01/27	137,930
(3M USD LIBOR + 0.945%)
100,000	3.509	(b)	01/23/29	112,670
(SOFR + 2.515%)
25,000	2.956	(b)	05/13/31	26,494
(SOFR + 3.125%)
150,000	4.600	(b)	02/01/49	133,687
(3M USD LIBOR + 3.800%)
40,000	4.487	(b)	08/01/49	37,642
Morgan Stanley, Inc.
(SOFR + 1.152%)
175,000	2.720	(b)(d)	07/22/25	185,006
125,000	3.950		04/23/27	140,075
(3M USD LIBOR + 1.628%)
100,000	4.431	(b)(d)	01/23/30	119,107
(SOFR + 4.840%)
50,000	5.597	(b)(d)	03/24/51	75,449
Truist Financial Corp.(b)(d)(10 year CMT + 4.349%)
316,000	5.100		03/01/49	324,756
Turkiye Vakiflar Bankasi TAO
210,000	6.000		11/01/22	205,341
UniCredit SpA(b)(d)(e)(5 Year USD ICE Swap + 4.750%)
200,000	5.459		06/30/35	201,704
Wells Fargo & Co.
25,000	3.000		10/23/26	27,216
125,000	4.300		07/22/27	142,957
125,000	4.150	(d)	01/24/29	147,101

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Yapi ve Kredi Bankasi A/S(b)(d)(e) (5 Year USD Swap + 11.245%)
$200,000	13.875%	01/15/49	$ 214,500

			6,279,053

Beverages(d) – 1.9%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
175,000	3.650	02/01/26	196,268
100,000	4.700	02/01/36	116,983
Anheuser-Busch InBev Worldwide, Inc.
50,000	4.750	01/23/29	60,365
150,000	4.600	04/15/48	175,195
Constellation Brands, Inc.
175,000	3.700	12/06/26	196,114
100,000	3.150	08/01/29	107,815
Keurig Dr Pepper, Inc.
26,000	3.200	05/01/30	28,862
8,000	3.800	05/01/50	9,129

			890,731

Building Materials(d)(e) – 2.6%
Builders FirstSource, Inc.
95,000	5.000	03/01/30	89,181
Carrier Global Corp.
400,000	2.722	02/15/30	400,744
Cemex SAB de CV
200,000	7.375	06/05/27	201,721
JELD-WEN, Inc.
200,000	4.875	12/15/27	192,000
Standard Industries, Inc.
344,000	4.375	07/15/30	340,378

			1,224,024

Chemicals(d) – 3.0%
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B B.V.(e)
150,000	4.750	06/15/27	150,562
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.(e)
15,000	9.000	07/01/28	15,656
Kraton Polymers LLC/Kraton Polymers Capital Corp.(e)
50,000	7.000	04/15/25	50,000
Minerals Technologies, Inc.(e)
129,000	5.000	07/01/28	130,935

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals(d) – (continued)
OCI NV(e)
	$200,000	5.250%	11/01/24	$ 191,250
Polyone Corp.(e)
	122,000	5.750	05/15/25	125,508
Starfruit Finco B.V./Starfruit US Holdco. LLC(e)
	300,000	8.000	10/01/26	306,000
The Sherwin-Williams Co.
	125,000	3.125	06/01/24	134,558
	75,000	2.950	08/15/29	80,751
WR Grace & Co-Conn(e)
	240,000	4.875	06/15/27	242,400

				1,427,620

Commercial Services – 3.2%
CoStar Group, Inc.(d)(e)
	75,000	2.800	07/15/30	76,892
DP World PLC
	200,000	5.625	09/25/48	217,511
IHS Markit Ltd.(d)
	50,000	3.625	05/01/24	53,551
Jaguar Holding Co. II/PPD Development LP(d)(e)
	50,000	4.625	06/15/25	50,875
	124,000	5.000	06/15/28	126,790
Mersin Uluslararasi Liman Isletmeciligi A/S(d)
	400,000	5.375	11/15/24	404,750
MPH Acquisition Holdings LLC(d)(e)
	129,000	7.125	06/01/24	119,970
PayPal Holdings, Inc.(d)
	125,000	2.650	10/01/26	135,968
Refinitiv US Holdings, Inc.(d)(e)
	90,000	8.250	11/15/26	97,425
Techem Verwaltungsgesellschaft 674 MBH(d)
EUR	200,000	6.000	07/30/26	229,194

				1,512,926

Computers(d) – 1.9%
Apple, Inc.
	$150,000	2.750	01/13/25	162,961
Dell International LLC/EMC Corp.(e)
	240,000	4.000	07/15/24	258,970
	100,000	6.020	06/15/26	114,405

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Computers(d) – (continued)
Hewlett Packard Enterprise Co.
$75,000	4.650%	10/01/24	$ 84,199
225,000	4.900	10/15/25	259,364
25,000	6.350	10/15/45	30,576

			910,475

Distribution & Wholesale(d)(e)(f) – 0.3%
Core & Main Holdings LP(PIK 9.375%, Cash 8.625%)
147,000	8.625	09/15/24	147,184

Diversified Financial Services(d) – 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
150,000	4.875	01/16/24	148,505
175,000	6.500	07/15/25	183,141
Air Lease Corp.
120,000	3.750	06/01/26	121,072
American Express Co.(b)(3M USD LIBOR + 3.285%)
25,000	3.598	09/15/49	21,344
Avolon Holdings Funding Ltd.(e)
60,000	3.950	07/01/24	52,552
100,000	2.875	02/15/25	84,223
Global Aircraft Leasing Co. Ltd.(e)(f)(PIK 7.250%, Cash 6.500%)
85,000	6.500	09/15/24	59,925
Navient Corp.
235,000	5.000	03/15/27	196,225
NFP Corp.(e)
525,000	8.000	07/15/25	515,812
Springleaf Finance Corp.
280,000	8.875	06/01/25	299,250

			1,682,049

Electrical(d) – 1.5%
American Electric Power Co., Inc.
25,000	2.300	03/01/30	25,525
FirstEnergy Corp.
75,000	2.650	03/01/30	78,445
Pacific Gas & Electric Co.
25,000	2.100	08/01/27	24,691
50,000	2.500	02/01/31	48,884
25,000	3.300	08/01/40	24,358
50,000	3.500	08/01/50	48,335

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(d) – (continued)
Sempra Energy
$50,000	3.400%		02/01/28	$ 54,965
(5 Year CMT + 4.550%)
182,000	4.875	(b)	10/15/49	181,878
The Southern Co.
120,000	3.250		07/01/26	133,430
Vistra Operations Co. LLC(e)
50,000	3.550		07/15/24	51,250
60,000	4.300		07/15/29	63,210

				734,971

Electrical Components & Equipment(d)(e) – 1.1%
Energizer Holdings, Inc.
153,000	6.375		07/15/26	157,590
250,000	4.750		06/15/28	244,375
Wesco Distribution, Inc.
113,000	7.250		06/15/28	119,497

				521,462

Electronics(e) – 0.3%
Sensata Technologies B.V.
25,000	4.875		10/15/23	25,969
92,000	5.625		11/01/24	97,520

				123,489

Engineering & Construction(d) – 1.2%
IHS Netherlands Holdco B.V.
200,000	7.125		03/18/25	201,625
Mexico City Airport Trust
400,000	5.500		10/31/46	349,063

				550,688

Entertainment(e) – 2.1%
Lions Gate Capital Holdings LLC(d)
130,000	5.875		11/01/24	122,850
Live Nation Entertainment, Inc.
150,000	2.000		02/15/25	130,015
50,000	6.500	(d)	05/15/27	51,500
Motion Bondco DAC(d)
400,000	6.625		11/15/27	352,000

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(e) – (continued)
WMG Acquisition Corp.(d)
$363,000	3.875%		07/15/30	$ 366,630

				1,022,995

Environmental(d)(e) – 0.5%
GFL Environmental, Inc.
117,000	7.000		06/01/26	121,680
Waste Pro USA, Inc.
119,000	5.500		02/15/26	112,009

				233,689

Food & Drug Retailing(d) – 0.7%
General Mills, Inc.
26,000	2.875		04/15/30	28,308
Kraft Heinz Foods Co.
115,000	5.000		07/15/35	126,835
101,000	5.500	(e)	06/01/50	107,216
Post Holdings, Inc.(e)
22,000	4.625		04/15/30	21,615
Sysco Corp.
25,000	6.600		04/01/50	34,539

				318,513

Food Service(d)(e) – 0.0%
Aramark Services, Inc.
16,000	6.375		05/01/25	16,500

				16,500

Gaming(d)(e) – 0.7%
Boyd Gaming Corp.
281,000	4.750		12/01/27	241,660
Station Casinos LLC
128,000	4.500		02/15/28	107,520

				349,180

Gas(d) – 0.1%
NiSource, Inc.
50,000	3.490		05/15/27	56,434

Healthcare Providers & Services – 1.0%
CHS/Community Health Systems, Inc.(d)(e)
40,000	8.000		03/15/26	37,800
DENTSPLY SIRONA, Inc.(d)
50,000	3.250		06/01/30	52,429

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services – (continued)
DH Europe Finance II S.a.r.l.(d)
$50,000	2.600%	11/15/29	$ 53,178
HCA, Inc.
50,000	5.375	02/01/25	53,625
Stryker Corp.(d)
50,000	1.950	06/15/30	50,275
Tenet Healthcare Corp.
131,000	6.750	06/15/23	129,690
Thermo Fisher Scientific, Inc.(d)
50,000	4.497	03/25/30	61,615
Zimmer Biomet Holdings, Inc.(d)
50,000	3.550	03/20/30	53,923

			492,535

Holding Companies-Diversified(d) – 0.4%
KOC Holding A/S
200,000	5.250	03/15/23	200,562

			200,562

Home Builders(d) – 0.3%
Mattamy Group Corp.(e)
42,000	4.625	03/01/30	40,530
TRI Pointe Group, Inc.
86,000	5.700	06/15/28	87,720

			128,250

Household Products(d)(e) – 0.5%
Kronos Acquisition Holdings, Inc.
269,000	9.000	08/15/23	256,222

			256,222

Housewares(d) – 0.1%
Newell Brands, Inc.
38,000	4.700	04/01/26	39,900

Insurance(d) – 1.8%
Acrisure LLC/Acrisure Finance, Inc.(e)
60,000	8.125	02/15/24	62,550
60,000	10.125	08/01/26	64,200
American International Group, Inc.
175,000	3.900	04/01/26	197,373
100,000	4.200	04/01/28	113,431
75,000	3.400	06/30/30	81,222

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Insurance(d) – (continued)
Arch Capital Finance LLC
$55,000	4.011%		12/15/26	$ 62,255
Equitable Holdings, Inc.
60,000	4.350		04/20/28	67,169
HUB International Ltd.(e)
60,000	7.000		05/01/26	59,925
NMI Holdings, Inc.(e)
26,000	7.375		06/01/25	27,170
Prudential Financial, Inc.(b)(3M USD LIBOR + 3.920%)
124,000	5.625		06/15/43	131,858

				867,153

Internet(d) – 1.3%
Booking Holdings, Inc.
90,000	4.100		04/13/25	101,064
72,000	4.625		04/13/30	84,810
Expedia Group, Inc.(e)
30,000	6.250		05/01/25	31,879
Match Group, Inc.(e)
3,000	4.125		08/01/30	2,936
Twitter, Inc.(e)
60,000	3.875		12/15/27	60,000
Uber Technologies, Inc.(e)
195,000	7.500		11/01/23	195,487
155,000	7.500		05/15/25	155,969

				632,145

Iron/Steel(d) – 1.0%
Cleveland-Cliffs, Inc.
155,000	4.875	(e)	01/15/24	145,700
126,000	5.750		03/01/25	107,100
Metinvest B.V.
200,000	8.500		04/23/26	194,813
Steel Dynamics, Inc.
10,000	2.400		06/15/25	10,279

				457,892

Leisure Time(d)(e) – 0.3%
Sabre GLBL, Inc.
131,000	9.250		04/15/25	137,877

				137,877

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Lodging(d) – 1.0%
Fortune Star BVI Ltd.
$200,000	6.750%	07/02/23	$ 202,000
Marriott International, Inc.
45,000	4.625	06/15/30	46,784
Marriott Ownership Resorts, Inc.(e)
254,000	4.750	01/15/28	228,600

			477,384

Machinery-Diversified(d)(e) – 0.7%
Husky III Holding Ltd.(f)
30,000	13.000	02/15/25	28,800
Otis Worldwide Corp.
150,000	2.565	02/15/30	157,486
Titan Acquisition Ltd./Titan Co-Borrower LLC
171,000	7.750	04/15/26	161,809

			348,095

Media – 4.3%
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
175,000	4.908	07/23/25	200,524
Clear Channel Worldwide Holdings, Inc.(d)
107,000	9.250	02/15/24	99,510
Comcast Corp.(d)
100,000	4.150	10/15/28	119,749
DISH DBS Corp.
123,000	7.750	07/01/26	130,380
Entercom Media Corp.(d)(e)
269,000	6.500	05/01/27	238,065
Gray Television, Inc.(d)(e)
180,000	7.000	05/15/27	185,400
iHeartCommunications, Inc.(d)
55,000	8.375	05/01/27	50,325
Meredith Corp.(d)
105,000	6.875	02/01/26	87,675
NBCUniversal Media LLC
50,000	4.450	01/15/43	62,972
Scripps Escrow, Inc.(d)(e)
115,000	5.875	07/15/27	108,962
TEGNA, Inc.(d)(e)
50,000	4.625	03/15/28	46,000

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
The Walt Disney Co.
	$44,000	3.800%		03/22/30	$ 51,431
Virgin Media Finance PLC(d)(e)
EUR	400,000	3.750		07/15/30	440,771
Virgin Media Vendor Financing Notes III DAC(d)(e)
GBP	100,000	4.875		07/15/28	124,530
Ziggo Bond Co. B.V.(d)(e)
EUR	100,000	3.375		02/28/30	105,642

					2,051,936

Mining(d) – 1.5%
Arconic Corp.(e)
	$52,000	6.125		02/15/28	51,870
Constellium SE(e)
	250,000	5.625		06/15/28	246,250
Freeport-McMoRan, Inc.
	200,000	5.400		11/14/34	201,250
Glencore Funding LLC(e)
	50,000	4.125		03/12/24	53,594
Newmont Corp.
	50,000	2.250		10/01/30	50,595
Novelis Corp.(e)
	100,000	4.750		01/30/30	95,500
Teck Resources Ltd.(e)
	25,000	3.900		07/15/30	24,913

					723,972

Miscellaneous Manufacturing – 0.6%
General Electric Co.
	125,000	3.375		03/11/24	133,254
	75,000	3.625	(d)	05/01/30	74,919
	50,000	5.875		01/14/38	56,022
Hillenbrand, Inc.(d)
	30,000	5.750		06/15/25	31,050

					295,245

Oil Field Services – 2.6%
Antero Resources Corp.(d)
	101,000	5.375		11/01/21	93,425
	30,000	5.125		12/01/22	21,600
Devon Energy Corp.(d)
	55,000	5.850		12/15/25	60,977
	25,000	5.600		07/15/41	24,424

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – (continued)
DNO ASA(d)(e)
$100,000	8.750%	05/31/23	$ 90,500
Laredo Petroleum, Inc.(d)
40,000	9.500	01/15/25	27,600
Marathon Petroleum Corp.(d)
50,000	3.800	04/01/28	53,011
Nabors Industries, Inc.(d)
60,000	5.750	02/01/25	24,300
Occidental Petroleum Corp.(d)
60,000	2.700	02/15/23	55,200
95,000	8.000	07/15/25	95,237
Petrobras Global Finance B.V.
190,000	5.299	01/27/25	196,947
QEP Resources, Inc.(d)
195,000	5.250	05/01/23	132,600
SEPLAT Petroleum Development Co. PLC(d)
200,000	9.250	04/01/23	199,250
Suncor Energy, Inc.(d)
25,000	3.100	05/15/25	26,711
Transocean, Inc.(d)(e)
40,000	8.000	02/01/27	22,000
USA Compression Partners LP/USA Compression Finance Corp.(d)
83,000	6.875	04/01/26	80,614
Valero Energy Corp.
25,000	2.700	04/15/23	25,945

			1,230,341

Packaging(e) – 0.7%
Sealed Air Corp.
113,000	6.875	07/15/33	133,481
Trivium Packaging Finance B.V.(d)
200,000	8.500	08/15/27	213,750

			347,231

Pharmaceuticals(d) – 3.1%
AbbVie, Inc.(e)
175,000	3.200	11/21/29	192,020
75,000	4.250	11/21/49	90,670
Bausch Health Cos., Inc.(e)
175,000	9.000	12/15/25	189,000
35,000	5.000	01/30/28	32,944

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pharmaceuticals(d) – (continued)
Becton Dickinson & Co.
$175,000	3.700%	06/06/27	$ 195,415
25,000	2.823	05/20/30	26,534
75,000	4.685	12/15/44	92,161
Bristol-Myers Squibb Co.(e)
50,000	3.900	02/20/28	58,730
Cigna Corp.
75,000	2.400	03/15/30	77,792
50,000	3.400	03/15/50	53,872
CVS Health Corp.
125,000	3.375	08/12/24	136,021
25,000	4.250	04/01/50	30,073
Herbalife Nutrition Ltd./HLF Financing, Inc.(e)
107,000	7.875	09/01/25	110,477
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(e)
152,000	7.250	08/15/26	152,760
Zoetis, Inc.
25,000	2.000	05/15/30	25,553

			1,464,022

Pipelines(d) – 3.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
60,000	5.375	09/15/24	50,100
Buckeye Partners LP
294,000	3.950	12/01/26	276,360
50,000	4.125	12/01/27	48,125
DCP Midstream Operating LP
115,000	5.625	07/15/27	115,575
Energy Transfer Operating LP
60,000	4.050	03/15/25	63,748
175,000	5.250	04/15/29	191,011
EnLink Midstream Partners LP
40,000	4.400	04/01/24	33,100
Genesis Energy LP/Genesis Energy Finance Corp.
176,000	7.750	02/01/28	156,640
MPLX LP
60,000	4.000	03/15/28	63,542

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines(d) – (continued)
NuStar Logistics LP
$45,000	6.000%	06/01/26	$ 43,200
ONEOK, Inc.
50,000	6.350	01/15/31	58,528
Plains All American Pipeline LP/PAA Finance Corp.
60,000	3.850	10/15/23	62,309
50,000	3.800	09/15/30	49,243
Sabine Pass Liquefaction LLC
115,000	5.625	04/15/23	125,686
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
95,000	5.375	02/01/27	91,675
The Williams Cos., Inc.
60,000	4.550	06/24/24	66,532
Western Midstream Operating LP
50,000	3.100	02/01/25	47,555

			1,542,929

Real Estate(d) – 1.3%
NWD Finance BVI Ltd.(b)(-1X 5 year CMT + 7.889%)
500,000	5.250	03/22/49	512,500
Realogy Group LLC/Realogy Co-Issuer Corp.(e)
70,000	9.375	04/01/27	65,275
31,000	7.625	06/15/25	31,000

			608,775

Real Estate Investment Trust(d) – 2.1%
Alexandria Real Estate Equities, Inc.
115,000	3.800	04/15/26	129,451
American Tower Corp.
125,000	3.375	05/15/24	135,820
Crown Castle International Corp.
25,000	4.150	07/01/50	28,527
Duke Realty LP
25,000	1.750	07/01/30	24,795
Iron Mountain, Inc.(e)
115,000	5.250	07/15/30	112,556
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(e)
31,000	4.625	06/15/25	30,380
Regency Centers LP
60,000	2.950	09/15/29	60,592

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
Service Properties Trust
$89,000	7.500%	09/15/25	$ 93,689
144,000	4.750	10/01/26	127,305
36,000	4.950	10/01/29	30,485
Spirit Realty LP
60,000	4.000	07/15/29	58,889
VEREIT Operating Partnership LP
55,000	4.875	06/01/26	60,776
25,000	3.400	01/15/28	25,170
WP Carey, Inc.
60,000	3.850	07/15/29	62,262

			980,697

Retailing – 2.2%
Beacon Roofing Supply, Inc.(d)(e)
205,000	4.875	11/01/25	183,731
Burlington Coat Factory Warehouse Corp.(d)(e)
92,000	6.250	04/15/25	96,140
Burlington Stores, Inc.(e)
79,000	2.250	04/15/25	90,095
IRB Holding Corp.(d)(e)
29,000	7.000	06/15/25	29,834
133,000	6.750	02/15/26	127,015
L Brands, Inc.(d)(e)
88,000	6.875	07/01/25	90,860
Lowe’s Cos., Inc.(d)
190,000	5.125	04/15/50	262,255
The Home Depot, Inc.(d)
30,000	3.350	04/15/50	34,492
Walgreens Boots Alliance, Inc.(d)
50,000	4.100	04/15/50	50,369
Yum! Brands, Inc.(d)(e)
2,000	7.750	04/01/25	2,157
88,000	4.750	01/15/30	89,540

			1,056,488

Semiconductors – 3.2%
Amkor Technology, Inc.(d)(e)
145,000	6.625	09/15/27	155,150
AMS AG(e)
203,000	7.000	07/31/25	200,970

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Semiconductors – (continued)
Broadcom Corp./Broadcom Cayman Finance Ltd.(d)
	$185,000	3.625%		01/15/24	$ 198,820
	225,000	3.500		01/15/28	237,926
Broadcom, Inc.(d)(e)
	250,000	3.459		09/15/26	268,368
NXP B.V./NXP Funding LLC/NXP USA, Inc.(d)(e)
	240,000	3.875		06/18/26	267,902
	100,000	3.400		05/01/30	107,494
Qorvo, Inc.(d)(e)
	100,000	4.375		10/15/29	102,500

					1,539,130

Software(d) – 0.9%
Castle US Holding Corp.(e)
	127,000	9.500		02/15/28	117,475
Fiserv, Inc.
	115,000	3.200		07/01/26	127,113
Intuit, Inc.
	25,000	1.350		07/15/27	25,086
	25,000	1.650		07/15/30	24,960
Oracle Corp.
	36,000	3.600		04/01/50	40,305
Solera LLC/Solera Finance, Inc.(e)
	90,000	10.500		03/01/24	91,800

					426,739

Telecommunication Services – 5.1%
Altice France SA(d)(e)
EUR	100,000	2.125		02/15/25	105,047
AT&T, Inc.(d)
	$75,000	3.400		05/15/25	82,309
	125,000	4.125		02/17/26	142,136
	50,000	4.250		03/01/27	57,097
	200,000	2.300		06/01/27	207,066
	25,000	4.900		08/15/37	29,903
	50,000	3.500		06/01/41	52,381
CommScope, Inc.(d)(e)
	105,000	7.125		07/01/28	104,606
Intelsat Jackson Holdings SA(g)
	55,000	9.500	(e)	09/30/22	60,844
	110,000	5.500	(d)	08/01/23	62,563

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
MTN Mauritius Investments Ltd.
	200,000	6.500%		10/13/26	210,937
PLDT, Inc.(d)
	200,000	2.500		01/23/31	203,250
Sprint Capital Corp.
	125,000	8.750		03/15/32	178,750
T-Mobile USA, Inc.(d)(e)
	25,000	1.500		02/15/26	24,999
	75,000	3.750		04/15/27	82,921
	75,000	2.050		02/15/28	74,983
	125,000	3.875		04/15/30	138,486
	48,000	4.500		04/15/50	56,507
Telecom Italia SpA(d)
EUR	175,000	2.875		01/28/26	197,749
Telesat Canada/Telesat LLC(d)(e)
	$95,000	6.500		10/15/27	93,575
Verizon Communications, Inc.
	50,000	3.376		02/15/25	55,645
	75,000	4.329		09/21/28	90,271
	17,000	3.150	(d)	03/22/30	19,165
	75,000	4.862		08/21/46	101,653

					2,432,843

Toys/Games/Hobbies(d)(e) – 0.1%
Mattel, Inc.
	38,000	5.875		12/15/27	39,140

Transportation – 0.4%
Canadian Pacific Railway Co.(d)
	25,000	2.050		03/05/30	25,618
MV24 Capital B.V.
	195,028	6.748		06/01/34	184,692
XPO Logistics, Inc.(d)(e)
	3,000	6.250		05/01/25	3,142

					213,452

TOTAL CORPORATE OBLIGATIONS (Cost $39,661,860)					$39,375,802

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – 9.9%
Collateralized Mortgage Obligations – 1.0%
Interest Only – 1.0%
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
$720,000	5.910%	07/25/50	$ 135,987
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
342,358	5.966	11/25/47	63,795
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
337,558	6.010	09/20/48	65,041
GNMA REMIC Series 2019-52, Class SK(b) (-1X 1M USD LIBOR + 6.050%)
413,079	5.860	04/20/49	56,286
GNMA REMIC Series 2020-61, Class GI
683,680	5.000	05/20/50	64,009
GNMA Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
685,000	5.965	06/20/50	110,693

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 495,811

Federal Agencies(h) – 8.9%
GNMA – 4.4%
$1,000,000	2.500%	TBA-30yr	1,052,136
1,000,000	4.500	TBA-30yr	1,067,835

			2,119,971

UMBS, 30 Year, Single Family – 4.5%
1,000,000	2.500	TBA-30yr	1,040,117
1,000,000	5.000	TBA-30yr	1,092,138

			2,132,255

TOTAL FEDERAL AGENCIES			$ 4,252,226

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $4,734,395)			$ 4,748,037

Agency Debentures – 1.3%
Kingdom of Bahrain(e)
$200,000	7.375%	05/14/30	$ 226,000
Lebanon Government International Bond(g)
10,000	8.250	05/17/34	1,500
Republic of Belarus Ministry of Finance(e)
200,000	5.875	02/24/26	193,500

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Republic Of Colombia(d)
	$200,000	4.125%	05/15/51	$ 201,250

TOTAL AGENCY DEBENTURES (Cost $596,373)				$ 622,250

Foreign Debt Obligations – 11.0%
Sovereign – 11.0%
Abu Dhabi Government International Bond(e)
	$200,000	3.875%	04/16/50	235,750
Croatia Government International Bond
EUR	400,000	1.125	06/19/29	445,187
Dominican Republic
	$190,000	5.500	01/27/25	192,019
Mexico Government International Bond
	340,000	4.500	04/22/29	368,369
Perusahaan Penerbit SBSN Indonesia III
	350,000	4.150	03/29/27	381,391
	240,000	3.800 (e)	06/23/50	246,000
Republic of Angola(e)
	200,000	8.250	05/09/28	165,500
Republic of Argentina(g)
	470,000	4.625	01/11/23	194,462
Republic of Egypt(e)
	200,000	8.875	05/29/50	197,500
Republic of Egypt
EUR	180,000	4.750	04/11/25	195,784
Republic of Ghana(e)
	$210,000	6.375	02/11/27	196,153
Republic of Lebanon(g)
	10,000	6.200	02/26/25	1,675
	10,000	6.750	11/29/27	1,675
	20,000	6.850	05/25/29	3,300
	110,000	6.650	02/26/30	18,425
Republic of Morocco Ecuador(g)
	400,000	10.750	03/28/22	197,000
Republic Of Nigeria
	200,000	7.625	11/21/25	204,062
Republic of Paraguay
	200,000	4.700	03/27/27	219,062

Principal Amount		Interest Rate		Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Romania
EUR	90,000	2.875%		03/11/29	$ 104,749
	200,000	4.125		03/11/39	247,310
	70,000	3.375	(e)	01/28/50	76,040
Republic of South Africa
	$100,000	4.665		01/17/24	101,969
Republic Of Turkey
	200,000	7.250		12/23/23	207,687
Republic of Turkey
	200,000	6.125		10/24/28	194,375
Russian Federation Bond
	200,000	4.750		05/27/26	227,600
Saudi Government International Bond(e)
	200,000	2.750		02/03/32	205,100
Ukraine Government Bond
	190,000	7.750		09/01/23	199,025
	200,000	7.750		09/01/24	208,500

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $5,390,325)					$ 5,235,669

Shares		Dividend Rate			Value

Investment Company(i) – 1.8%
Goldman Sachs Financial Square Government Fund—Institutional Shares
	865,293	0.155%			$ 865,293
(Cost $865,293)

TOTAL INVESTMENTS — 107.5% (Cost $51,738,555)					$51,321,680

LIABILITIES IN EXCESS OF OTHER ASSETS — (7.5)%					(3,585,241)

NET ASSETS — 100.0%					$47,736,439

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(f)	Pay-in-kind securities.

(g)	Security is currently in default and/or non-income producing.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $4,252,226 which represents approximately 8.9% of the Fund’s net assets as of June 30, 2020.

(i)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	— Euro
GBP	— British Pound
USD	— U.S. Dollar
Investment Abbreviations:
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTN	— Medium Term Note
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
WR	— Withdrawn Rating

For information on the mutual funds, please call our toll free

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	EUR	100,750	USD	109,451	08/12/20	$3,850
	USD	1,776,525	EUR	1,574,035	08/12/20	6,404
	USD	125,304	GBP	100,000	07/15/20	1,381

TOTAL						$11,635

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

JPMorgan Securities, Inc.	USD	720,290	EUR	663,244	08/12/20	$(25,578)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
2 Year U.S. Treasury Notes	14	09/30/20	$3,091,594	$2,087
10 Year U.S. Treasury Notes	14	09/21/20	1,948,406	9,062
20 Year U.S. Treasury Bonds	12	09/21/20	2,142,750	53,623

Total				$64,772

Short position contracts:
Ultra Long U.S. Treasury Bonds	(2)	09/21/20	(436,313)	(4,800)
5 Year U.S. Treasury Notes	(6)	09/30/20	(754,453)	(669)
10 Year German Euro-Bund	(1)	09/08/20	(198,320)	(1,608)
10 Year U.S. Treasury Bonds	(14)	09/21/20	(2,204,781)	(18,632)

Total				$(25,709)

TOTAL FUTURES CONTRACTS				$39,063

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund(a)	Payments Received by Fund(b)	Termination Date	Notional Amount (000s)(c)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.250%	6M EURO	09/16/24	EUR	270	$(1,612)	$(354)	$(1,258)
0.000	6M EURO	09/16/25		520	(10,534)	(15,181)	4,647
0.250	6M EURO	09/16/30		400	(19,044)	(17,843)	(1,201)
0.500	6M EURO	09/16/40		210	(20,305)	(11,644)	(8,661)
0.500	6M EURO	09/16/50		20	(3,198)	(1,654)	(1,544)

TOTAL					$(54,693)	$(46,676)	$(8,017)

(a)	Payments made annually.
(b)	Payments made semi-annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.

GOLDMAN SACHS INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Sold:
CDX.NA.HY Index 34	5.000%	5.148%	06/20/25	$48	$(235)	$(1,874)	$1,639
CDX.NA.IG Index 28	1.000	0.841	06/20/22	625	2,147	8,515	(6,368)
CDX.NA.IG Index 33	1.000	0.724	12/20/24	2,900	36,056	59,169	(23,113)
CDX.NA.IG Index 34	1.000	0.622	06/20/23	675	7,711	8,583	(872)

TOTAL					$45,679	$74,393	$(28,714)

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

Abbreviations:
CDX.NA.IG Index 28	— CDX North America Investment Grade Index 28
CDX.NA.IG Index 33	— CDX North America Investment Grade Index 33
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(a)(b) – 2.3%
Building Materials – 0.1%
CPG International, Inc.(12M LIBOR + 3.750%)
$1,580,669	4.750%	05/05/24	$ 1,562,397

Chemicals – 0.4%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,316,600	3.430	05/15/24	2,163,125
Starfruit Finco B.V. (1M LIBOR + 3.000%)
1,683,770	3.188	10/01/25	1,575,723

			3,738,848

Food & Drug Retailers – 0.1%
B&G Foods, Inc. (1M LIBOR + 2.500%)
545,875	2.678	10/10/26	537,687

Health Care - Services – 0.2%
MPH Acquisition Holdings LLC (3M LIBOR + 2.750%)
1,977,046	3.750	06/07/23	1,875,723

Health Care - Services – 0.2%
Sotera Health Holdings LLC (1M LIBOR + 4.500%)
1,979,771	5.500	12/11/26	1,929,861

Media - Broadcasting & Radio – 0.1%
Getty Images, Inc. (1M LIBOR + 4.500%)
925,702	4.688	02/19/26	819,246

Media - Cable – 0.2%
CSC Holdings LLC (1M LIBOR + 2.250%)
1,974,555	2.435	07/17/25	1,863,486

Media - Non Cable – 0.0%
Terrier Media Buyer, Inc. (1M LIBOR + 4.250%)
497,500	4.428	12/17/26	473,456

Real Estate Investment Trust – 0.2%
Brookfield Residential Properties, Inc. (1M LIBOR + 2.250%)
2,050,000	2.678	08/28/23	1,822,798

Services Cyclical - Business Services – 0.2%
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 5.000%)
3,622,625	6.072	05/29/26	2,369,124

Services Cyclical - Consumer Services – 0.2%
Asurion LLC (1M LIBOR + 3.000%)
2,689,830	3.178	08/04/22	2,613,627

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans (a)(b) – (continued)
Technology - Software/Services – 0.4%
The Ultimate Software Group, Inc. (1M LIBOR + 3.750%)
$918,063	3.928%	05/04/26	$ 887,914
Vertafore, Inc. (1M LIBOR + 3.250%)
3,089,816	3.434	07/02/25	2,906,373

			3,794,287

Telecommunication Services – 0.0%
Intelsat Jackson Holdings SA (3M LIBOR + 5.500%)
275,583	6.500	07/14/21	279,201

TOTAL BANK LOANS (Cost $25,801,779)			$ 23,679,741

Corporate Obligations – 55.1%
Advertising(c)(d) – 0.1%
Outfront Media Capital LLC/Outfront Media Capital Corp.
$665,000	5.000%	08/15/27	$ 598,500
Terrier Media Buyer, Inc.
800,000	8.875	12/15/27	766,000

			1,364,500

Aerospace & Defense(d) – 0.9%
Bombardier, Inc.(c)
2,661,000	7.500	12/01/24	1,729,650
General Dynamics Corp.
925,000	4.250	04/01/50	1,195,100
Northrop Grumman Corp.
130,000	4.030	10/15/47	157,145
2,325,000	5.250	05/01/50	3,352,185
TransDigm, Inc.
1,685,000	6.500	05/15/25	1,575,475
1,250,000	5.500	11/15/27	1,090,625
Triumph Group, Inc.
450,000	7.750	08/15/25	340,875

			9,441,055

Agriculture(d) – 0.3%
Archer-Daniels-Midland Co.
800,000	3.250	03/27/30	906,136
BAT Capital Corp.
1,500,000	4.906	04/02/30	1,759,065
475,000	5.282	04/02/50	574,831

			3,240,032

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(c)(d) – 0.1%
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
$870,000	6.500%		06/20/27	$ 871,088

Apparel(d) – 0.2%
NIKE, Inc.
1,950,000	3.250		03/27/40	2,174,738
225,000	3.375		03/27/50	258,914

				2,433,652

Automotive – 1.0%
Adient US LLC(c)(d)
980,000	7.000		05/15/26	1,011,850
American Axle & Manufacturing, Inc.(d)
550,000	6.250		04/01/25	540,375
465,000	6.250		03/15/26	451,050
460,000	6.500		04/01/27	445,050
Clarios Global LP/Clarios US Finance Co.(c)(d)
1,570,000	8.500		05/15/27	1,581,775
Dana, Inc.(d)
515,000	5.375		11/15/27	511,781
Ford Motor Co.
1,597,000	8.500		04/21/23	1,688,992
1,666,000	9.000	(d)	04/22/25	1,801,301
Ford Motor Credit Co. LLC
542,000	3.813		10/12/21	534,382
Navistar International Corp.(c)(d)
460,000	6.625		11/01/25	435,850
Tesla, Inc.(c)(d)
1,085,000	5.300		08/15/25	1,082,288

				10,084,694

Banks – 7.4%
Banco do Brasil SA(b)(d)
	(10 Year CMT + 4.398%)
1,900,000	6.250		10/29/49	1,666,300
	(10 Year CMT + 6.362%)
630,000	9.000		06/29/49	648,900

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Bank of America Corp.
$245,000	4.200%		08/26/24	$ 271,823
(3M USD LIBOR + 0.990%)
3,750,000	2.496	(b)(d)	02/13/31	3,924,262
(3M USD LIBOR + 3.150%)
3,950,000	4.083	(b)(d)	03/20/51	4,900,923
BNP Paribas SA(c)
5,700,000	3.375		01/09/25	6,163,296
BPCE SA(c)
675,000	4.875		04/01/26	763,040
CIT Bank NA(b)(d)(SOFR + 1.715%)
1,850,000	2.969		09/27/25	1,730,583
Citigroup, Inc.
1,890,000	3.500		05/15/23	2,015,005
6,250,000	3.200	(d)	10/21/26	6,853,437
(SOFR + 3.914%)
3,925,000	4.412	(b)(d)	03/31/31	4,636,131
Credit Suisse Group AG(b)(c)(d)
(5 Year CMT + 3.293%)
1,200,000	5.100		12/31/99	1,135,500
(SOFR + 3.730%)
2,450,000	4.194		04/01/31	2,791,310
HSBC Holdings PLC
800,000	4.950		03/31/30	959,072
ING Groep NV(c)
4,000,000	4.625		01/06/26	4,687,600
Itau Unibanco Holding SA(b)(c)(d)(5 Year CMT + 3.222%)
860,000	4.625		12/31/99	709,500
JPMorgan Chase & Co.(b)(d)
(SOFR + 1.160%)
3,950,000	2.301		10/15/25	4,135,018
(SOFR + 3.790%)
425,000	4.493		03/24/31	518,139
Morgan Stanley, Inc.(b)(d)
(SOFR + 1.152%)
7,225,000	2.720		07/22/25	7,638,125
(SOFR + 3.120%)
1,975,000	3.622		04/01/31	2,259,005
(SOFR + 4.840%)
2,025,000	5.597		03/24/51	3,055,664
QNB Finance Ltd.
230,000	3.500		03/28/24	242,794
Royal Bank of Scotland Group PLC(b)(d)
(3M USD LIBOR + 1.762%)
1,975,000	4.269		03/22/25	2,147,082
(5 Year CMT + 2.100%)
675,000	3.754		11/01/29	699,469
Societe Generale SA(b)(d)(5 Year USD Swap + 3.929%)
450,000	6.750		12/31/99	444,938
State Street Corp.(b)(c)(d)(SOFR + 2.650%)
175,000	3.152		03/30/31	196,775

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
Truist Bank(b)(d)(5 Year CMT + 1.150%)
$4,025,000	2.636%		09/17/29	$ 4,035,062
Turkiye Vakiflar Bankasi TAO
200,000	8.125		03/28/24	205,250
270,000	5.250	(c)	02/05/25	247,556
UBS Group AG(c)
5,050,000	4.125		09/24/25	5,730,790
Wells Fargo & Co.(d)
865,000	3.750		01/24/24	945,168
(3M USD LIBOR + 4.240%)
475,000	5.013	(b)	04/04/51	654,446

				77,011,963

Beverages – 1.4%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
3,225,000	4.900		02/01/46	3,911,796
Anheuser-Busch InBev Worldwide, Inc.
600,000	4.950		01/15/42	723,690
1,375,000	4.500	(d)	06/01/50	1,636,924
4,550,000	4.600	(d)	06/01/60	5,426,603
Fomento Economico Mexicano SAB de CV(d)
150,000	3.500		01/16/50	154,494
Keurig Dr Pepper, Inc.(d)
325,000	5.085		05/25/48	431,827
475,000	3.800		05/01/50	542,075
PepsiCo., Inc.(d)
1,275,000	3.625		03/19/50	1,545,580

				14,372,989

Building Materials(d) – 0.3%
Cemex SAB de CV(c)
200,000	7.375		06/05/27	201,721
Cornerstone Building Brands, Inc.(c)
1,760,000	8.000		04/15/26	1,773,200
Griffon Corp.
527,000	5.750		03/01/28	520,413
JELD-WEN, Inc.(c)
560,000	4.875		12/15/27	537,600
Summit Materials LLC/Summit Materials Finance Corp.(c)
520,000	6.500		03/15/27	530,400

				3,563,334

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Chemicals – 2.0%
Bluestar Finance Holdings Ltd.(b)(d)(-1x Year CMT + 6.651%)
$3,700,000	3.875%	12/31/99	$ 3,686,125
CNAC HK Finbridge Co. Ltd.
370,000	3.375	06/19/24	383,991
DuPont de Nemours, Inc.(d)
3,425,000	4.493	11/15/25	3,938,613
Kraton Polymers LLC/Kraton Polymers Capital Corp.(c)(d)
1,555,000	7.000	04/15/25	1,555,000
OCI NV(c)(d)
975,000	5.250	11/01/24	932,344
PQ Corp.(c)(d)
2,705,000	6.750	11/15/22	2,755,042
Sasol Financing International Ltd.
4,008,000	4.500	11/14/22	3,618,022
Starfruit Finco B.V./Starfruit US Holdco. LLC(c)(d)
1,330,000	8.000	10/01/26	1,356,600
The Chemours Co.(d)
1,055,000	6.625	05/15/23	1,003,569
490,000	7.000	05/15/25	467,337
550,000	5.375	05/15/27	497,750
Tronox Finance PLC(c)(d)
470,000	5.750	10/01/25	434,750
Tronox, Inc.(c)(d)
465,000	6.500	04/15/26	434,775

			21,063,918

Commercial Services(c)(d) – 1.0%
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,500,000	6.625	07/15/26	1,573,125
1,345,000	9.750	07/15/27	1,415,613
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
800,000	7.125	07/31/26	759,250
Herc Holdings, Inc.
2,330,000	5.500	07/15/27	2,338,737
MPH Acquisition Holdings LLC
495,000	7.125	06/01/24	460,350
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,210,000	6.250	01/15/28	1,140,425
The Nielsen Co. Luxembourg S.a.r.l.
1,485,000	5.000	02/01/25	1,462,725

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Verscend Escrow Corp.
$970,000	9.750%	08/15/26	$ 1,043,963

			10,194,188

Computers(d) – 1.6%
Banff Merger Sub, Inc.(c)
485,000	9.750	09/01/26	488,031
Dell International LLC/EMC Corp.(c)
5,625,000	6.020	06/15/26	6,435,281
Hewlett Packard Enterprise Co.
3,325,000	4.450	10/02/23	3,633,926
1,375,000	4.650	10/01/24	1,543,644
3,725,000	4.900	10/15/25	4,293,919
Presidio Holdings, Inc.(c)
315,000	8.250	02/01/28	312,244

			16,707,045

Distribution & Wholesale(c)(d) – 0.7%
Core & Main Holdings LP(e)(PIK 9.375%, Cash 8.625%)
1,900,000	8.625	09/15/24	1,902,375
Core & Main LP
912,000	6.125	08/15/25	907,440
Performance Food Group, Inc.
358,000	6.875	05/01/25	372,320
1,900,000	5.500	10/15/27	1,833,500
Resideo Funding, Inc.
1,650,000	6.125	11/01/26	1,592,121
Univar Solutions USA, Inc.
550,000	5.125	12/01/27	554,125
Wolverine Escrow LLC
460,000	8.500	11/15/24	310,500
460,000	9.000	11/15/26	310,500

			7,782,881

Diversified Financial Services – 1.7%
AerCap Holdings NV(b)(d)(5 Year CMT + 4.535%)
985,000	5.875	10/10/79	699,350
AerCap Ireland Capital DAC/AerCap Global Aviation Trust(d)
1,675,000	3.950	02/01/22	1,672,504
Air Lease Corp.
575,000	3.500	01/15/22	579,278
2,425,000	2.250	01/15/23	2,393,887

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
Avolon Holdings Funding, Ltd.(c)(d)
$1,500,000	3.250%		02/15/27	$ 1,229,055
Capital One Financial Corp.
775,000	3.500		06/15/23	830,653
810,000	3.300	(d)	10/30/24	869,819
Global Aircraft Leasing Co. Ltd.(c)(d)(e)(PIK 7.250%, Cash 6.500%)
3,175,000	6.500		09/15/24	2,238,375
Huarong Finance 2017 Co. Ltd.
250,000	4.250		11/07/27	261,719
Huarong Finance 2019 Co. Ltd. (d)
220,000	3.875		11/13/29	224,744
420,000	3.375		02/24/30	411,863
Huarong Finance II Co. Ltd.
1,370,000	5.500		01/16/25	1,503,527
450,000	4.625		06/03/26	482,906
Icahn Enterprises LP/Icahn Enterprises Finance Corp.(d)
1,475,000	4.750		09/15/24	1,397,562
LPL Holdings, Inc.(c)(d)
825,000	4.625		11/15/27	814,688
Nationstar Mortgage Holdings, Inc.(c)(d)
525,000	8.125		07/15/23	538,781
Navient Corp.
400,000	6.750		06/25/25	382,500
Raymond James Financial, Inc.(d)
400,000	4.650		04/01/30	477,108
Springleaf Finance Corp.(d)
975,000	5.375		11/15/29	916,500

				17,924,819

Electrical(d) – 2.3%
AEP Transmission Co. LLC
575,000	3.650		04/01/50	666,362
Ameren Corp.
1,425,000	3.500		01/15/31	1,597,069
Avangrid, Inc.
1,375,000	3.200		04/15/25	1,502,476
Berkshire Hathaway Energy Co. (c)
1,000,000	3.700		07/15/30	1,169,840
1,000,000	4.250		10/15/50	1,258,560

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Electrical(d) – (continued)
Calpine Corp.
$2,715,000	5.750%		01/15/25	$ 2,742,150
235,000	4.500	(c)	02/15/28	229,125
Dominion Energy, Inc.
2,700,000	3.375		04/01/30	2,991,303
Exelon Corp.
3,900,000	4.050		04/15/30	4,508,556
350,000	4.700		04/15/50	447,146
Pacific Gas and Electric Co.
550,000	2.100		08/01/27	543,196
925,000	2.500		02/01/31	904,354
300,000	3.300		08/01/40	292,290
700,000	3.500		08/01/50	676,690
Talen Energy Supply LLC(c)
1,125,000	6.625		01/15/28	1,102,500
Vistra Operations Co. LLC(c)
3,336,000	3.550		07/15/24	3,419,400

				24,051,017

Electrical Components & Equipment(c)(d) – 0.1%
Energizer Holdings, Inc.
500,000	7.750		01/15/27	533,750

Engineering & Construction(d) – 0.5%
Mexico City Airport Trust
200,000	4.250		10/31/26	188,500
320,000	4.250	(c)	10/31/26	301,600
310,000	3.875	(c)	04/30/28	282,488
468,000	5.500		10/31/46	408,403
690,000	5.500	(c)	10/31/46	602,133
2,985,000	5.500		07/31/47	2,631,277
520,000	5.500	(c)	07/31/47	458,380

				4,872,781

Entertainment(c)(d) – 0.5%
Cedar Fair LP/Canada’s Wonderland Co/Magnum Management Corp./Millennium Op
703,000	5.500		05/01/25	706,515
Lions Gate Capital Holdings LLC
470,000	6.375		02/01/24	455,900
565,000	5.875		11/01/24	533,925

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Entertainment(c)(d) – (continued)
Live Nation Entertainment, Inc.
$1,400,000	6.500%		05/15/27	$ 1,442,000
Motion Bondco DAC
1,010,000	6.625		11/15/27	888,800
Scientific Games International, Inc.
1,400,000	8.250		03/15/26	1,240,750

				5,267,890

Environmental(c)(d) – 0.6%
GFL Environmental, Inc.
1,465,000	7.000		06/01/26	1,523,600
115,000	5.125		12/15/26	118,450
930,000	8.500		05/01/27	1,011,375
Stericycle, Inc.
1,000,000	5.375		07/15/24	1,025,000
Waste Pro USA, Inc.
2,825,000	5.500		02/15/26	2,659,031

				6,337,456

Food & Drug Retailing(d) – 1.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertson’s LLC(c)
500,000	7.500		03/15/26	541,250
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(c)
875,000	4.625		01/15/27	872,812
870,000	5.875		02/15/28	896,100
577,000	4.875		02/15/30	592,867
B&G Foods, Inc.
2,005,000	5.250		04/01/25	2,015,025
475,000	5.250		09/15/27	476,188
Kraft Heinz Foods Co.
734,000	4.375		06/01/46	720,756
1,970,000	4.875	(c)	10/01/49	2,031,878
Post Holdings, Inc.(c)
775,000	5.500		12/15/29	803,094
Sysco Corp.
650,000	6.600		04/01/40	879,216
1,600,000	6.600		04/01/50	2,210,496

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Food & Drug Retailing(d) – (continued)
The JM Smucker Co.
$1,350,000	2.375%		03/15/30	$ 1,380,699

				13,420,381

Forest Products&Paper(d) – 0.2%
Mercer International, Inc.
1,000,000	7.375		01/15/25	1,002,500
1,040,000	5.500		01/15/26	975,000

				1,977,500

Gaming(c)(d) – 0.2%
Station Casinos LLC
2,153,000	4.500		02/15/28	1,808,520

Gas(d) – 0.1%
NiSource, Inc.
525,000	3.600		05/01/30	599,823

Healthcare Providers & Services(d) – 1.6%
Acadia Healthcare Co., Inc.
100,000	6.125		03/15/21	100,000
800,000	5.125		07/01/22	800,240
535,000	6.500		03/01/24	544,363
Alcon Finance Corp.(c)
5,575,000	3.000		09/23/29	5,904,204
Centene Corp.
1,550,000	4.750		01/15/25	1,585,324
850,000	3.375		02/15/30	857,616
CHS/Community Health Systems, Inc.
$470,000	6.250		03/31/23	440,625
450,000	8.625	(c)	01/15/24	439,875
465,000	8.000	(c)	03/15/26	439,425
Encompass Health Corp.
1,100,000	4.500		02/01/28	1,047,750
Envision Healthcare Corp.(c)
1,175,000	8.750		10/15/26	575,750
Polaris Intermediate Corp.(c)(e)(PIK 9.250%, Cash 8.500%)
550,000	8.500		12/01/22	481,250
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(c)
420,000	9.750		12/01/26	432,600

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Healthcare Providers & Services(d) – (continued)
Select Medical Corp.(c)
$1,200,000	6.250%	08/15/26	$ 1,206,000
Thermo Fisher Scientific, Inc.
575,000	4.497	03/25/30	708,572
West Street Merger Sub, Inc.(c)
1,095,000	6.375	09/01/25	1,056,675

			16,620,269

Insurance(d) – 1.5%
Acrisure LLC/Acrisure Finance, Inc.(c)
440,000	8.125	02/15/24	458,700
2,555,000	7.000	11/15/25	2,484,737
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer(c)
1,700,000	6.750	10/15/27	1,691,500
American International Group, Inc.
825,000	3.900	04/01/26	930,476
Arch Capital Finance LLC
2,253,000	4.011	12/15/26	2,550,193
GTCR AP Finance, Inc.(c)
1,375,000	8.000	05/15/27	1,411,094
HUB International Ltd.(c)
2,610,000	7.000	05/01/26	2,606,737
New York Life Insurance Co.(c)
700,000	3.750	05/15/50	789,901
The Progressive Corp.
325,000	3.950	03/26/50	409,757
USI, Inc.(c)
2,250,000	6.875	05/01/25	2,269,688

			15,602,783

Internet – 1.3%
Booking Holdings, Inc.(d)
1,025,000	4.100	04/13/25	1,151,003
GrubHub Holdings, Inc.(c)(d)
2,530,000	5.500	07/01/27	2,590,088
Match Group, Inc.(c)(d)
2,597,000	4.625	06/01/28	2,622,970
Netflix, Inc.
2,820,000	5.500	02/15/22	2,946,900
Prosus NV(c)(d)
850,000	3.680	01/21/30	891,703

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
Tencent Holdings Ltd.(c)(d)
$260,000	3.240%		06/03/50	$ 262,415
Twitter, Inc.(c)(d)
920,000	3.875		12/15/27	920,000
Uber Technologies, Inc.(c)(d)
2,150,000	7.500		11/01/23	2,155,375
430,000	8.000		11/01/26	436,988

				13,977,442

Iron/Steel(d) – 0.0%
Cleveland-Cliffs, Inc.
585,000	5.875		06/01/27	482,625

Leisure Time(c)(d) – 0.1%
Sabre GLBL, Inc.
1,062,000	9.250		04/15/25	1,117,755
Viking Cruises Ltd.
520,000	5.875		09/15/27	306,800

				1,424,555

Lodging(d) – 0.3%
Fortune Star BVI Ltd.
200,000	5.250		03/23/22	197,563
Hilton Domestic Operating Co., Inc.
110,000	5.375	(c)	05/01/25	110,275
261,000	5.750	(c)	05/01/28	264,262
2,897,000	4.875		01/15/30	2,853,545

				3,425,645

Machinery - Construction & Mining(d) – 0.2%
Caterpillar, Inc.
1,250,000	3.250		04/09/50	1,396,912
The Manitowoc Co., Inc.(c)
565,000	9.000		04/01/26	561,469

				1,958,381

Machinery-Diversified(d) – 0.2%
Deere & Co.
625,000	3.750		04/15/50	767,856
Titan Acquisition Ltd./Titan Co-Borrower LLC(c)
1,120,000	7.750		04/15/26	1,059,800

				1,827,656

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – 3.4%
Altice Financing SA(c)(d)
$1,535,000	7.500%		05/15/26	$ 1,607,912
Charter Communications Operating LLC/Charter Communications Operating Capital(d)
7,325,000	4.908		07/23/25	8,393,351
Comcast Corp.(d)
450,000	3.400		04/01/30	514,256
950,000	3.750		04/01/40	1,114,645
330,000	4.950		10/15/58	470,682
CSC Holdings LLC(c)(d)
1,000,000	5.750		01/15/30	1,037,500
Cumulus Media New Holdings, Inc.(c)(d)
1,415,000	6.750		07/01/26	1,308,875
Diamond Sports Group LLC/Diamond Sports Finance Co.(c)(d)
875,000	5.375		08/15/26	638,750
2,340,000	6.625		08/15/27	1,251,900
DISH DBS Corp.
1,540,000	5.875		07/15/22	1,568,875
470,000	5.875		11/15/24	467,650
450,000	7.750		07/01/26	477,000
Entercom Media Corp.(c)(d)
2,705,000	7.250		11/01/24	2,339,825
iHeartCommunications, Inc.(d)
430,000	8.375		05/01/27	393,450
1,300,000	5.250	(c)	08/15/27	1,244,750
Meredith Corp.(d)
1,550,000	6.875		02/01/26	1,294,250
Nexstar Broadcasting, Inc.(c)(d)
1,350,000	5.625		07/15/27	1,343,250
Scripps Escrow, Inc.(c)(d)
1,555,000	5.875		07/15/27	1,473,362
Sinclair Television Group, Inc.(c)(d)
470,000	5.500		03/01/30	427,700
Sirius XM Radio, Inc.(c)(d)
1,310,000	4.625		07/15/24	1,342,750
The Walt Disney Co.(d)
250,000	4.700		03/23/50	326,685

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Media – (continued)
Univision Communications, Inc.(c)(d)
	$565,000	5.125%		05/15/23	$ 570,142
	485,000	5.125		02/15/25	455,900
UPC Holding B.V.(c)(d)
	465,000	5.500		01/15/28	447,563
Virgin Media Secured Finance PLC(c)(d)
	2,575,000	5.500		05/15/29	2,697,312
Ziggo Bond Co. B.V.(d)
EUR	500,000	3.375	(c)	02/28/30	528,208
	1,030,000	3.375		02/28/30	1,088,108
	$400,000	5.125	(c)	02/28/30	392,000

					35,216,651

Mining(d) – 0.7%
First Quantum Minerals Ltd.(c)
	2,121,000	7.250		04/01/23	2,025,555
Freeport-McMoRan, Inc.
	340,000	3.550		03/01/22	340,000
	2,460,000	3.875		03/15/23	2,463,075
Glencore Funding LLC(c)
	1,600,000	4.125		03/12/24	1,715,024
Indonesia Asahan Aluminium Persero PT(c)
	200,000	5.800		05/15/50	224,376
Novelis Corp.(c)
	950,000	4.750		01/30/30	907,250
Vedanta Resources Ltd.
	200,000	6.125		08/09/24	137,750

					7,813,030

Miscellaneous Manufacturing(d) – 0.5%
3M Co.
	400,000	3.700		04/15/50	475,512
General Electric Co.
	950,000	3.450		05/01/27	973,180
	1,350,000	3.625		05/01/30	1,348,542
	1,175,000	4.250		05/01/40	1,153,310
	1,225,000	4.350		05/01/50	1,212,799

					5,163,343

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Oil Field Services – 1.8%
Antero Resources Corp.(d)
	$2,434,000	5.375%		11/01/21	$ 2,251,450
Gazprom PJSC Via Gaz Capital SA(c)
	4,280,000	5.150		02/11/26	4,750,800
Gazprom PJSC Via Gaz Finance PLC(c)
	240,000	3.250		02/25/30	238,650
Lukoil Securities B.V.(c)
	1,290,000	3.875		05/06/30	1,345,328
MEG Energy Corp.(c)(d)
	345,000	7.000		03/31/24	293,250
	490,000	7.125		02/01/27	406,700
Nabors Industries Ltd.(c)(d)
	520,000	7.250		01/15/26	322,400
Nabors Industries, Inc.
	62,000	4.625		09/15/21	46,965
Occidental Petroleum Corp.(d)
	1,410,000	8.000		07/15/25	1,413,525
Petrobras Global Finance B.V.
	200,000	5.999		01/27/28	208,870
	42,000	5.093	(c)	01/15/30	41,832
Petroleos de Venezuela SA
	137,050,000	6.000		10/28/22	3,083,625
Phillips 66(d)
	350,000	3.850		04/09/25	388,584
USA Compression Partners LP/USA Compression Finance Corp.(d)
	545,000	6.875		04/01/26	529,331
Valero Energy Corp.
	1,900,000	2.700		04/15/23	1,971,801
	1,025,000	2.850	(d)	04/15/25	1,081,191

					18,374,302

Packaging(d) – 1.4%
ARD Finance SA(e)
(PIK 5.750%, Cash 5.000%)
EUR	575,000	5.000		06/30/27	618,557
(PIK 7.250%, Cash 6.500%)
	$2,400,000	6.500	(c)	06/30/27	2,376,000
Berry Global, Inc.(c)
	1,495,000	4.500		02/15/26	1,476,312

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging(d) – (continued)
Flex Acquisition Co., Inc.(c)
$1,095,000	6.875%		01/15/25	$ 1,049,831
480,000	7.875		07/15/26	465,000
LABL Escrow Issuer LLC(c)
450,000	6.750		07/15/26	468,563
465,000	10.500		07/15/27	495,225
Mauser Packaging Solutions Holding Co.(c)
2,010,000	7.250		04/15/25	1,809,000
Sealed Air Corp.(c)
2,450,000	6.500		12/01/20	2,459,187
500,000	4.000		12/01/27	500,000
Trivium Packaging Finance B.V.(c)
875,000	5.500		08/15/26	889,219
1,775,000	8.500		08/15/27	1,897,031

				14,503,925

Pharmaceuticals(d) – 1.6%
AbbVie, Inc.
8,725,000	3.200	(c)	11/21/29	9,573,594
175,000	4.875		11/14/48	228,100
300,000	4.250	(c)	11/21/49	362,679
Bausch Health Cos., Inc.(c)
1,050,000	5.250		01/30/30	1,002,750
Bristol-Myers Squibb Co.(c)
500,000	4.250		10/26/49	658,475
Cigna Corp.
2,225,000	2.400		03/15/30	2,307,837
CVS Health Corp.
975,000	4.250		04/01/50	1,172,837
HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(c)
535,000	7.250		08/15/26	537,675
Par Pharmaceutical, Inc.(c)
480,000	7.500		04/01/27	490,800
Zoetis, Inc.
150,000	4.450		08/20/48	193,410

				16,528,157

Pipelines – 2.8%
Buckeye Partners LP (d)
1,145,000	4.350		10/15/24	1,090,361
1,962,000	3.950		12/01/26	1,844,280

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Pipelines – (continued)
Cheniere Energy, Inc.(c)(e)
$2,000,000	4.875%	05/28/21	$ 2,019,400
Energy Transfer Operating LP(d)
6,075,000	3.600	02/01/23	6,300,443
EQM Midstream Partners LP(d)
1,155,000	4.750	07/15/23	1,165,106
Genesis Energy LP/Genesis Energy Finance Corp.(d)
595,000	6.000	05/15/23	535,500
2,620,000	7.750	02/01/28	2,331,800
Global Partners LP/GLP Finance Corp.(d)
445,000	7.000	08/01/27	410,513
Plains All American Pipeline LP/PAA Finance Corp.(d)
4,925,000	3.600	11/01/24	5,025,027
Sabine Pass Liquefaction LLC(d)
800,000	5.625	04/15/23	874,336
5,550,000	5.625	03/01/25	6,356,470
Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)
891,000	6.750	03/15/24	888,772
320,000	5.000	01/15/28	300,000

			29,142,008

Real Estate Investment Trust(d) – 1.9%
American Tower Corp.
1,050,000	3.700	10/15/49	1,149,740
China Evergrande Group
410,000	8.250	03/23/22	377,456
Crown Castle International Corp.
875,000	3.300	07/01/30	962,036
525,000	4.150	07/01/50	599,062
Iron Mountain, Inc.(c)
1,035,000	5.250	07/15/30	1,013,006
Kaisa Group Holdings Ltd.
260,000	9.375	06/30/24	237,900
MPT Operating Partnership LP/MPT Finance Corp.
2,270,000	4.625	08/01/29	2,285,958
National Retail Properties, Inc.
560,000	3.900	06/15/24	592,754
Realogy Group LLC/Realogy Co-Issuer Corp.(c)
1,585,000	9.375	04/01/27	1,478,013

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust(d) – (continued)
SBA Communications Corp.
$2,935,000	4.000%	10/01/22	$ 2,968,019
Simon Property Group LP
899,000	2.750	06/01/23	934,672
Spirit Realty LP
3,750,000	3.200	01/15/27	3,542,062
Starwood Property Trust, Inc.
1,550,000	5.000	12/15/21	1,511,250
Sunac China Holdings Ltd.
240,000	8.350	04/19/23	247,200
VICI Properties LP/VICI Note Co., Inc.(c)
718,000	3.500	02/15/25	674,920
WP Carey, Inc.
370,000	4.600	04/01/24	397,258
345,000	4.000	02/01/25	360,025
Yuzhou Properties Co. Ltd.
200,000	7.700	02/20/25	195,000

			19,526,331

Retailing(d) – 2.0%
Asbury Automotive Group, Inc.(c)
123,000	4.500	03/01/28	119,310
Beacon Roofing Supply, Inc.(c)
1,635,000	4.875	11/01/25	1,465,369
Burlington Coat Factory Warehouse Corp.(c)
2,670,000	6.250	04/15/25	2,790,150
eG Global Finance PLC (c)
1,413,000	6.750	02/07/25	1,374,142
1,000,000	8.500	10/30/25	1,030,000
IRB Holding Corp.(c)
1,237,000	7.000	06/15/25	1,272,564
Lowe’s Cos., Inc.
875,000	5.000	04/15/40	1,132,399
1,500,000	5.125	04/15/50	2,070,435
McDonald’s Corp.
325,000	4.450	09/01/48	401,177
650,000	4.200	04/01/50	786,701
PetSmart, Inc.(c)
485,000	7.125	03/15/23	478,938
565,000	5.875	06/01/25	567,825

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Retailing(d) – (continued)
PetSmart, Inc.(c) (continued)
	$485,000	8.875%	06/01/25	$ 485,000
Staples, Inc.(c)
	460,000	7.500	04/15/26	361,100
	1,555,000	10.750	04/15/27	913,562
Walgreens Boots Alliance, Inc.
	5,350,000	4.100	04/15/50	5,389,536
Yum! Brands, Inc.(c)
	72,000	7.750	04/01/25	77,670

				20,715,878

Semiconductors(d) – 1.5%
Broadcom Corp./Broadcom Cayman Finance Ltd.
	3,072,000	3.875	01/15/27	3,318,436
	116,000	3.500	01/15/28	122,664
Broadcom, Inc.(c)
	9,100,000	4.250	04/15/26	10,124,660
	275,000	4.750	04/15/29	312,249
NXP B.V./NXP Funding LLC(c)
	1,975,000	4.875	03/01/24	2,213,205

				16,091,214

Software(d) – 1.8%
Camelot Finance SA(c)
	2,750,000	4.500	11/01/26	2,743,125
Castle US Holding Corp.(c)
	1,085,000	9.500	02/15/28	1,003,625
Change Healthcare Holdings LLC/Change Healthcare Finance, Inc.(c)
	2,902,000	5.750	03/01/25	2,865,725
Fidelity National Information Services, Inc.
EUR	1,600,000	0.750	05/21/23	1,810,308
	2,100,000	1.500	05/21/27	2,437,326
Oracle Corp.
2,250,000		3.600	04/01/40	2,541,982
2,500,000		3.850	04/01/60	2,922,600
PTC, Inc.(c)
	672,000	3.625	02/15/25	665,280
Solera LLC/Solera Finance, Inc.(c)
	1,000,000	10.500	03/01/24	1,020,000

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Software(d) – (continued)
The Dun & Bradstreet Corp.(c)
$415,000	10.250%		02/15/27	$ 457,538
Veritas US, Inc./Veritas Bermuda Ltd.(c)
475,000	7.500		02/01/23	460,750

				18,928,259

Telecommunication Services – 4.6%
Altice France Holding SA(c)(d)
1,865,000	10.500		05/15/27	2,051,500
Altice France SA(c)(d)
420,000	8.125		02/01/27	459,900
460,000	5.500		01/15/28	464,600
AT&T, Inc.(d)
5,750,000	4.125		02/17/26	6,538,267
3,850,000	4.350		03/01/29	4,480,899
CenturyLink, Inc.
1,680,000	5.800		03/15/22	1,726,200
445,000	5.625	(d)	04/01/25	460,019
465,000	5.125	(c)(d)	12/15/26	463,256
Digicel International Finance Ltd./Digicel Holdings Bermuda Ltd.(c)(d)
1,089,262	8.750		05/25/24	1,064,754
434,839	8.000		12/31/26	265,252
(PIK 7.000%, Cash 6.000%)
551,716	13.000	(e)	12/31/25	467,579
Intelsat Jackson Holdings SA(c)(d)(f)
2,900,000	8.000		02/15/24	2,939,875
SoftBank Group Corp.(d)
2,175,000	4.750		09/19/24	2,185,875
Sprint Communications, Inc.
2,765,000	6.000		11/15/22	2,917,075
T-Mobile USA, Inc.(c)(d)
2,575,000	3.500		04/15/25	2,808,450
5,000,000	3.750		04/15/27	5,528,065
Telecom Italia Capital SA
950,000	7.200		07/18/36	1,122,188
315,000	7.721		06/04/38	395,325
Verizon Communications, Inc.
6,300,000	4.125		03/16/27	7,394,310
1,612,000	4.329		09/21/28	1,940,235

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Telecommunication Services – (continued)
Verizon Communications, Inc. (continued)
	$925,000	3.150	%(d)	03/22/30	$ 1,042,827
	525,000	5.012		04/15/49	730,721
	475,000	4.000	(d)	03/22/50	604,846

					48,052,018

Toys/Games/Hobbies(c)(d) – 0.1%
Mattel, Inc.
	1,310,000	5.875		12/15/27	1,349,300

Transportation(d) – 0.8%
CSX Corp.
	5,100,000	2.400		02/15/30	5,392,281
	200,000	3.800		04/15/50	237,570
United Parcel Service, Inc.
	1,850,000	5.300		04/01/50	2,671,104

					8,300,955

Water(b)(d) – 0.5%
Thames Water Utilities Finance PLC(-1x3M GBP LIBOR + 7.970%)
GBP	3,975,000	5.750		09/13/30	5,180,217

TOTAL CORPORATE OBLIGATIONS (Cost $601,755,807)					$575,130,220

Mortgage-Backed Obligations – 64.1%
Collateralized Mortgage Obligations – 11.5%
Interest Only(g) – 4.3%
FHLMC REMIC Series 3753, Class SK(b) (-1x1M USD LIBOR + 6.050%)
	$4,382,196	5.865%		11/15/38	$136,334
FHLMC REMIC Series 3852, Class SW(b) (-1x1M USD LIBOR + 6.000%)
	2,711,832	5.815		05/15/41	467,331
FHLMC REMIC Series 4468, Class SY(b) (-1x1M USD LIBOR + 6.100%)
	9,508,455	5.915		05/15/45	1,924,175
FHLMC REMIC Series 5002, Class SJ(b) (-1x 1M USD LIBOR + 6.100%)
	15,000,000	5.910		07/25/50	2,833,053
FHLMC STRIPS Series 304, Class C45
	15,628,509	3.000		12/15/27	919,521
FNMA REMIC Series 2011-100, Class S(b) (-1x1M USD LIBOR + 6.450%)
	6,814,299	6.266		10/25/41	1,140,228

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
FNMA REMIC Series 2012-88, Class SB(b) (-1x1M USD LIBOR + 6.670%)
$6,456,383	6.486%	07/25/42	$ 1,177,344
FNMA REMIC Series 2017-104, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
2,538,331	5.966	01/25/48	442,457
FNMA REMIC Series 2017-69, Class SG(b) (-1x 1M USD LIBOR + 6.150%)
3,365,462	5.966	09/25/47	669,564
FNMA REMIC Series 2017-86, Class SB(b) (-1x 1M USD LIBOR + 6.150%)
2,818,020	5.966	11/25/47	525,107
GNMA REMIC Series 2010-35, Class DS(b) (-1x1M USD LIBOR + 5.680%)
6,855,028	5.490	03/20/40	1,235,428
GNMA REMIC Series 2010-85, Class SN(b) (-1x1M USD LIBOR + 5.940%)
8,727,109	5.750	07/20/40	1,950,234
GNMA REMIC Series 2013-103, Class DS(b) (-1x1M USD LIBOR + 6.150%)
8,454,170	5.960	07/20/43	1,724,225
GNMA REMIC Series 2013-117, Class PS(b) (-1x1M USD LIBOR + 6.150%)
11,774,184	5.960	04/20/43	1,912,723
GNMA REMIC Series 2013-134, Class DS(b) (-1x1M USD LIBOR + 6.100%)
72,580	5.910	09/20/43	14,768
GNMA REMIC Series 2013-152, Class TS(b) (-1x1M USD LIBOR + 6.100%)
203,146	5.910	06/20/43	39,899
GNMA REMIC Series 2014-11, Class NI
5,394,590	4.500	12/16/42	406,278
GNMA REMIC Series 2014-132, Class SL(b) (-1x1M USD LIBOR + 6.100%)
14,046,235	5.910	10/20/43	1,982,140
GNMA REMIC Series 2014-133, Class BS(b) (-1x1M USD LIBOR + 5.600%)
7,237,774	5.410	09/20/44	1,321,945
GNMA REMIC Series 2014-180, Class PI
7,599,978	4.000	08/20/44	925,227
GNMA REMIC Series 2015-111, Class SM(b) (-1x1M USD LIBOR + 6.200%)
8,952,389	6.010	08/20/45	1,588,959
GNMA REMIC Series 2015-126, Class LS(b) (-1x1M USD LIBOR + 6.200%)
5,771,850	6.010	09/20/45	1,019,366

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA REMIC Series 2015-129, Class IC
$2,744,718	4.500%	09/16/45	$ 447,118
GNMA REMIC Series 2015-133, Class SA(b) (-1x1M USD LIBOR + 5.700%)
3,201,101	5.510	09/20/45	555,611
GNMA REMIC Series 2015-133, Class SB(b) (-1x1M USD LIBOR + 5.700%)
4,600,501	5.510	09/20/45	728,916
GNMA REMIC Series 2015-144, Class QS(b) (-1x1M USD LIBOR + 5.700%)
9,792,352	5.510	10/20/45	1,801,844
GNMA REMIC Series 2015-168, Class SD(b) (-1x1M USD LIBOR + 6.200%)
16,558,576	6.010	11/20/45	3,411,304
GNMA REMIC Series 2015-95, Class GI
26,126,309	4.500	07/16/45	4,770,536
GNMA REMIC Series 2016-6, Class S(b) (-1x1M USD LIBOR + 5.650%)
12,113,562	5.460	01/20/46	2,244,401
GNMA REMIC Series 2017-112, Class SJ(b) (-1x 1M USD LIBOR + 5.660%)
2,791,274	5.470	07/20/47	433,230
GNMA REMIC Series 2018-105, Class SC(b) (-1x1M USD LIBOR + 6.200%)
2,465,852	6.010	08/20/48	375,888
GNMA REMIC Series 2018-122, Class HS(b) (-1x 1M USD LIBOR + 6.200%)
1,887,761	6.010	09/20/48	359,407
GNMA REMIC Series 2018-124, Class SN(b) (-1x 1M USD LIBOR + 6.200%)
3,523,327	6.010	09/20/48	678,883
GNMA REMIC Series 2018-139, Class SQ(b) (-1x1M USD LIBOR + 6.150%)
3,591,202	5.960	10/20/48	534,121
GNMA REMIC Series 2018-79, Class SD(b) (-1x 1M USD LIBOR + 6.200%)
1,328,353	6.010	06/20/48	212,279
GNMA REMIC Series 2019-151, Class NI
8,164,492	3.500	10/20/49	734,994
GNMA REMIC Series 2019-97, Class SC(b) (-1x1M USD LIBOR + 6.100%)
2,800,991	5.910	08/20/49	409,791
GNMA Series 2018-7, Class DS(b) (-1x 1M USD LIBOR + 5.700%)
2,946,224	5.510	01/20/48	494,397

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Interest Only(g) – (continued)
GNMA Series 2020-78, Class SD(b) (-1x 1M USD LIBOR + 6.150%)
$15,798,000	5.965%	06/20/50	$ 2,552,884

			45,101,910

Regular Floater(b) – 0.4%
FHLMC REMIC Series 3231, Class FB (1M USD LIBOR + 0.350%)
300,541	0.535	10/15/36	300,420
FHLMC REMIC Series 3314, Class FC (1M USD LIBOR + 0.400%)
186,463	0.585	12/15/36	186,822
FHLMC REMIC Series 3371, Class FA (1M USD LIBOR + 0.600%)
272,606	0.785	09/15/37	275,303
FHLMC REMIC Series 3545, Class FA (1M USD LIBOR + 0.850%)
163,536	1.035	06/15/39	165,541
FHLMC REMIC Series 3827, Class KF (1M USD LIBOR + 0.370%)
452,412	0.555	03/15/41	453,572
FNMA REMIC Series 2006-45, Class TF (1M USD LIBOR + 0.400%)
570,391	0.585	06/25/36	571,287
FNMA REMIC Series 2006-76, Class QF (1M USD LIBOR + 0.400%)
630,672	0.585	08/25/36	632,194
FNMA REMIC Series 2006-79, Class PF (1M USD LIBOR + 0.400%)
664,372	0.585	08/25/36	665,984
FNMA REMIC Series 2007-33, Class HF (1M USD LIBOR + 0.350%)
831,518	0.535	04/25/37	830,677
FNMA REMIC Series 2007-75, Class VF (1M USD LIBOR + 0.450%)
229,235	0.635	08/25/37	230,020
FNMA REMIC Series 2009-84, Class WF (1M USD LIBOR + 1.100%)
73,344	1.285	10/25/39	74,623

			4,386,443

Sequential Fixed Rate – 0.5%
Residential Accredit Loans, Inc. Series 2006-QS2, Class 1A9
363,865	5.500	02/25/36	327,481
Residential Accredit Loans, Inc. Series 2006-QS6, Class 1A13
597,147	6.000	06/25/36	531,453
Residential Accredit Loans, Inc. Series 2006-QS9, Class 1A11
1,112,338	6.500	07/25/36	1,008,498
Residential Asset Securitization Trust Series 2006-A8, Class 1A1
962,238	6.000	08/25/36	807,871
Residential Funding Mortgage Securities I Series 2007-S9, Class 1A1
2,852,713	6.000	10/25/37	2,138,167

			4,813,470

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – 6.3%
Banc of America Funding Trust Series 2006-H, Class 6A1 (1M USD LIBOR + 0.190%)
$13,089,134	0.380%	10/20/36	$10,696,124
Banc of America Funding Trust Series 2007-2, Class 2A1
30,596	4.144	03/25/37	31,008
Connecticut Avenue Securities Trust Series 2019-R02, Class 1M2(c) (1M USD LIBOR + 2.300%)
3,271,427	2.485	08/25/31	3,220,553
Connecticut Avenue Securities Trust Series 2019-R03, Class 1M2(c) (1M USD LIBOR + 2.150%)
291,935	2.335	09/25/31	288,482
Connecticut Avenue Securities Trust Series 2019-R06, Class 2B1(c) (1M USD LIBOR + 3.750%)
1,140,000	3.935	09/25/39	899,851
Connecticut Avenue Securities Trust Series 2019-R07, Class 1B1(c) (1M USD LIBOR + 3.400%)
570,000	3.585	10/25/39	468,469
Countrywide Alternative Loan Trust Series 2005-26CB, Class A1 (1M USD LIBOR + 0.500%)
440,870	0.685	07/25/35	308,563
Countrywide Alternative Loan Trust Series 2005-64CB, Class 1A12 (1M USD LIBOR + 0.800%)
551,389	0.985	12/25/35	443,202
Countrywide Alternative Loan Trust Series 2006-0C8, Class 2A2B (1M USD LIBOR + 0.170%)
414,702	0.355	11/25/36	435,031
Countrywide Alternative Loan Trust Series 2007-16CB, Class 4A3 (1M USD LIBOR + 0.500%)
2,918,759	0.685	08/25/37	2,092,085
FHLMC REMIC Series 2020-DNA3, Class B1(d) (1M USD LIBOR + 5.100%)
890,000	5.262	06/25/50	890,000
FHLMC STACR Remic Trust Series 2020-DNA1, Class M2(c) (1M USD LIBOR + 1.700%)
3,712,000	1.885	01/25/50	3,540,324
FHLMC STACR Remic Trust Series 2020-DNA2, Class M2(c) (1M USD LIBOR + 1.850%)
1,635,000	2.035	02/25/50	1,547,575
FHLMC STACR Series 2019-HQA3, Class B1(c) (1M USD LIBOR + 3.000%)
1,350,000	3.185	09/25/49	1,236,236
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA2, Class M3 (1M USD
LIBOR + 3.900%)
551,455	4.085	12/25/27	560,527

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
FHLMC Structured Agency Credit Risk Debt Notes Series 2015-DNA3, Class M3 (1M USD LIBOR + 4.700%)
	$1,390,000	4.885%	04/25/28	$ 1,447,415
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA1, Class M3 (1M USD LIBOR + 5.550%)
	2,255,833	5.718	07/25/28	2,354,589
FHLMC Structured Agency Credit Risk Debt Notes Series 2016-DNA2, Class M3 (1M USD LIBOR + 4.650%)
	1,915,684	4.835	10/25/28	1,968,598
FHLMC Structured Agency Credit Risk Debt Notes Trust Series 2016-DNA3, Class M3 (1M USD LIBOR + 5.000%)
	303,232	5.185	12/25/28	312,365
FNMA Connecticut Avenue Securities Series 2018-C01, Class 1M2 (1M USD LIBOR + 2.250%)
	2,704,842	2.435	07/25/30	2,666,754
FNMA Connecticut Avenue Securities Series 2016-C01, Class 1M2 (1M USD LIBOR + 6.750%)
	1,891,264	6.935	08/25/28	1,980,974
FNMA Connecticut Avenue Securities Series 2016-C03, Class 1M2 (1M USD LIBOR + 5.300%)
	2,898,777	5.485	10/25/28	3,038,059
Indymac Index Mortgage Loan Trust Series 2005-AR10, Class A1 (1M USD LIBOR + 0.260%)
	2,808,114	0.445	06/25/35	2,406,439
Lehman XS Trust Series 2007-5H, Class 3A4
	3,665,496	3.029	05/25/37	3,345,252
London Wall Mortgage Capital PLC Series 2017-FL1, Class A (3M GBP LIBOR + 0.850%)
GBP	5,101,510	1.142	11/15/49	6,252,653
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 1A1(12M MTA + 0.800%)
	$1,242,782	2.304	12/25/46	2,022,098
Master Adjustable Rate Mortgages Trust Series 2006-OA2, Class 4A1A(12M MTA + 0.850%)
	400,872	2.354	12/25/46	683,912
Master Adjustable Rate Mortgages Trust Series 2007-3, Class 12A1 (1M LIBOR + 0.200%)
	988,824	0.385	05/25/47	1,050,341
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2006-AR4, Class A4A (1M USD LIBOR + 0.240%)
	1,184,745	0.425	12/25/36	1,083,230
Residential Accredit Loans, Inc. Series 2005-QA12, Class CB3
	1,928,199	4.877	12/25/35	1,640,555
Residential Accredit Loans, Inc. Series 2005-QO5, Class A1(12M MTA + 1.000%)
	2,813,242	2.504	01/25/46	2,400,952

Principal Amount		Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Floating Rate(b) – (continued)
Residential Accredit Loans, Inc. Series 2006-QO1, Class 3A1 (1M USD LIBOR + 0.270%)
	$1,670,209	0.455%	02/25/46	$ 1,101,327
Residential Accredit Loans, Inc. Series 2006-QO7, Class 1A1(12M MTA + 0.800%)
	3,129,539	2.304	09/25/46	2,792,420
Residential Accredit Loans, Inc. Series 2006-QO7, Class 3A2 (1M USD LIBOR + 0.205%)
	130,137	0.390	09/25/46	121,535
Residential Funding Mortgage Securities I Series 2005-SA5, Class 2A
	20,855	4.287	11/25/35	18,678
Ripon Mortgages PLC Series 1X, Class A2 (3M GBP LIBOR + 0.800%)
GBP	460	1.056	08/20/56	568

				65,346,744

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$119,648,567

Commercial Mortgage-Backed Securities – 1.3%
Sequential Fixed Rate – 0.5%
CSMC Trust Series 2014-USA, Class E(c)
	$3,550,000	4.373	09/15/37	2,555,814
WF-RBS Commercial Mortgage Trust Series 2012-C6, Class B
	2,500,000	4.697	04/15/45	2,563,470

				5,119,284

Sequential Fixed Rate(c) – 0.4%
Banc of America Commercial Mortgage Trust Series 2016-UBS10, Class D
	1,100,000	3.000	07/15/49	647,745
BANK Series 2018-BN13, Class D
	750,000	3.000	08/15/61	455,663
COMM 2017-COR2 Mortgage Trust Series 2017-COR2, Class D
	800,000	3.000	09/10/50	556,544
COMM 2017-COR2 Mortgage Trust Series 2019-GC44, Class D
	300,000	2.500	08/15/57	177,755
GS Mortgage Securities Trust Series 2019-GC42, Class D
	250,000	2.800	09/01/52	159,798
Wells Fargo Commercial Mortgage Trust Series 2017-RC1, Class D
	400,000	3.250	01/15/60	232,097
Cantor Commercial Real Estate Lending Series 2019-CF2, Class E
	1,200,000	2.500	11/15/52	776,995
CSAIL 2020-C19 Commercial Mortgage Trust Series 2020-C19, Class E
	878,000	2.500	03/15/53	470,451

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate(c) – (continued)
Citigroup Commercial Mortgage Trust Series 2020-GC46, Class D
$1,500,000	2.600%	01/15/53	$ 936,920

			4,413,968

Sequential Floating Rate(b) – 0.4%
BANK 2018-BNK10 Series 2018-BN10, Class D(c)
500,000	2.600	02/15/61	311,336
Barclays Commercial Mortgage Trust Series 2017-C1 Class D(c)
550,000	3.674	02/15/50	375,894
CSAIL 2018-C14 Commercial Mortgage Trust Series 2018-C14, Class D(c)
650,000	5.055	11/15/51	538,801
DBJPM 16-C1 Mortgage Trust Series 2016-C1, Class D(c)
1,000,000	3.500	05/10/49	709,488
DBJPM 17-C6 Mortgage Trust Series 2017-C6, Class D(c)
1,100,000	3.376	06/10/50	752,994
GNMA REMIC Series 2019-1, Class SN(d) (-1x1M USD LIBOR + 6.050%)
3,836,063	5.863	01/20/49	565,860
GNMA REMIC Series 2019-6, Class SA(d) (-1x1M USD LIBOR + 6.050%)
1,278,196	5.860	01/20/49	191,140
GNMA REMIC Series 2019-69, Class S(d) (-1x1M USD LIBOR + 3.270%)
3,093,439	3.080	06/20/49	241,943
GNMA REMIC Series 2019-78, Class SE(d) (-1X 1M USD LIBOR + 6.100%)
2,455,792	5.910	06/20/49	367,664

			4,055,120

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 13,588,372

Federal Agencies – 51.1%
FHLMC – 0.1%
14,352	5.000	01/01/33	16,469
553	5.000	03/01/33	634
7,802	5.000	04/01/33	8,950
1,025	5.000	05/01/33	1,177
3,516	5.000	06/01/33	4,032
22,722	5.000	07/01/33	26,065
33,444	5.000	08/01/33	38,343
4,027	5.000	09/01/33	4,609
6,812	5.000	10/01/33	7,814
15,470	5.000	11/01/33	17,746
7,996	5.000	12/01/33	9,172
7,009	5.000	01/01/34	8,041
24,259	5.000	02/01/34	27,851

Principal Amount	Interest Rate	Maturity Date	Value

Mortgage-Backed Obligations – (continued)
FHLMC – (continued)
$10,230	5.000%	03/01/34	$ 11,773
19,084	5.000	04/01/34	21,976
25,661	5.000	05/01/34	29,444
358,784	5.000	06/01/34	411,724
6,646	5.000	11/01/34	7,653
93,474	5.000	04/01/35	107,225
3,498	5.000	11/01/35	4,013

			764,711

GNMA – 22.4%
20,129,488	5.000	12/20/48	21,881,737
139,000,000	2.500	TBA-30yr(h)	146,246,946
62,000,000	4.500	TBA-30yr(h)	66,205,782

			234,334,465

UMBS – 0.0%
14,383	5.500	05/01/25	14,785
33,967	4.500	08/01/37	36,940
7,943	4.500	04/01/39	8,848
12,196	4.000	08/01/39	13,401
6,759	4.000	09/01/39	7,426
38,513	4.500	10/01/39	42,897
4,816	4.500	05/01/41	5,373
19,900	4.500	06/01/41	22,072
25,932	4.500	08/01/41	28,819
6,810	4.500	10/01/41	7,592
2,971	4.500	11/01/42	3,285
32,848	4.500	12/01/43	36,525

			227,963

UMBS, 30 Year, Single Family(h) – 28.6%
209,000,000	2.500	TBA-30yr	217,673,370
74,000,000	5.000	TBA-30yr	80,818,175

			298,491,545

TOTAL FEDERAL AGENCIES			$533,818,684

Other(b)(d) – 0.2%
GNMA REMIC Series 2018-67, Class PS (-1x 1M USD LIBOR + 6.200%)
5,490,217	6.013	05/20/48	855,653
GNMA REMIC Series 2019-4, Class SJ (-1x 1M USD LIBOR + 6.050%)
5,932,995	5.863	01/20/49	954,494

			1,810,147

TOTAL MORTGAGE-BACKED OBLIGATIONS (Cost $657,419,494)			$668,865,770

Agency Debentures – 0.1%
Republic of Qatar(c)
$480,000	4.400%	04/16/50	$ 594,600

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Agency Debentures – (continued)
Republic of Turkey
$390,000	5.250%	03/13/30	$ 349,172

TOTAL AGENCY DEBENTURES (Cost $864,155)			$ 943,772

Asset-Backed Securities – 18.1%
Collateralized Loan Obligations(c) – 10.5%
ACIS CLO Ltd. Series 2014-4A, Class A(b) (3M USD LIBOR + 1.420%)
$16,431,664	2.107%	05/01/26	$ 16,350,755
Apidos CLO XXIII Series 2015-23A, Class AR(b) (3M USD LIBOR + 1.220%)
4,800,000	2.821	04/15/33	4,671,806
Crown City CLO I Series 2020-1A, Class A2(i)
2,750,000	0.000	07/20/30	2,749,984
Crown City CLO I Series 2020-1A, Class B(i)
1,800,000	0.000	07/20/30	1,791,938
Elmwood CLO IV Ltd. Series 2020-1A, Class A(b) (3M USD LIBOR + 1.240%)
9,000,000	2.422	04/15/33	8,784,198
Greywolf CLO III Ltd. Series 2020-3RA, Class BR(b) (3M USD LIBOR + 2.450%)
6,000,000	3.548	04/15/33	5,628,714
Halsey Point CLO I Ltd. Series 2019-1A, Class A1A1(b) (3M USD LIBOR + 1.350%)
25,900,000	3.257	01/20/33	24,946,802
Halseypoint CLO 2 Ltd. Series 2020-2A, Class A1(i)
5,800,000	0.000	07/20/31	5,742,000
Halseypoint CLO 2 Ltd. Series 2020-2A, Class B(i)
5,400,000	0.000	07/20/31	5,346,000
Halseypoint CLO 2 Ltd. Series 2020-2A, Class C(i)
2,800,000	0.000	07/20/31	2,744,000
Mill City Mortgage Loan Trust Series 2017-2, Class A3(b)
1,268,745	2.901	07/25/59	1,315,658
OCP CLO Ltd. Series 2014-5A, Class A2R(b) (3M USD LIBOR + 1.400%)
2,950,000	2.391	04/26/31	2,811,887
OCP CLO Ltd. Series 2014-5A, Class BR(b) (3M USD LIBOR + 1.800%)
2,200,000	2.791	04/26/31	2,060,054

Principal Amount	Interest Rate	Maturity Date	Value

Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
OCP CLO Ltd. Series 2015-8A, Class A2AR(b) (3M USD LIBOR + 1.450%)
$850,000	2.585%	04/17/27	$ 836,502
Orec Ltd. Series 2018-CRE1, Class A(b) (1M USD LIBOR + 1.180%)
3,947,000	1.365	06/15/36	3,778,036
OZLM XV Ltd. Series 2016-15A, Class A2AR(b) (3M USD LIBOR + 1.750%)
1,500,000	2.768	04/20/33	1,400,970
Ready Capital Mortgage Financing LLC Series 2018-FL2, Class A(b) (1M USD LIBOR + 0.850%)
289,032	1.035	06/25/35	277,023
TCW CLO Ltd. Series 2020-1A, Class C(b) (3M USD LIBOR + 4.300%)
4,250,000	5.060	04/20/28	4,272,376
TICP CLO VII Ltd. Series 2017-7A, Class BR(b) (3M USD LIBOR + 1.700%)
2,300,000	3.210	04/15/33	2,200,845
Venture CDO Ltd. Series 2020-39A, Class A1(i)
6,200,000	0.000	04/15/33	6,000,961
Voya CLO Ltd. Series 2019-1A, Class AR(b) (3M USD LIBOR + 1.060%)
3,900,000	2.279	04/15/31	3,781,487
Zais CLO Ltd. Series 2020-15A, Class A1(b) (3M USD LIBOR + 2.555%)
2,225,000	2.917	07/28/30	2,236,336

			109,728,332

Home Equity(b) – 0.3%
Lehman XS Trust Series 2007-3, Class 1BA2(6M USD LIBOR + 0.500%)
153,417	1.015	03/25/37	137,656
Morgan Stanley Mortgage Loan Trust Series 2006-16AX, Class 1A (1M USD LIBOR + 0.170%)
779,048	0.355	11/25/36	227,058
Structured Asset Securities Corp. Mortgage Loan Trust Series 2007-EQ1, Class A1 (1M USD LIBOR + 0.215%)
3,463,367	0.400	03/25/37	2,837,558

			3,202,272

Student Loan(b) – 7.3%
Access Group, Inc. Series 2015-1, Class A(c) (1M USD LIBOR + 0.700%)
18,414,672	0.885	07/25/56	17,992,486
Scholar Funding Trust Series 2010-A, Class A(c) (3M USD LIBOR + 0.750%)
19,011,118	1.637	10/28/41	17,454,180

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Asset-Backed Securities – (continued)
Student Loan(b) – (continued)
SLM Student Loan Trust Series 2006-10, Class A5A (3M USD LIBOR + 0.100%)
	$14,045	1.091%		04/25/27	$ 14,035
SLM Student Loan Trust Series 2008-2, Class A3 (3M USD LIBOR + 0.750%)
	10,605,178	1.741		04/25/23	9,893,653
SLM Student Loan Trust Series 2008-3, Class A3 (3M USD LIBOR + 1.000%)
	11,403,270	1.991		10/25/21	10,732,873
SLM Student Loan Trust Series 2008-6, Class A4 (3M USD LIBOR + 1.100%)
	15,765,020	2.091		07/25/23	14,740,495
South Texas Higher Education Authority, Inc. Series 2013-1, Class A1 (1M USD LIBOR + 0.600%)
	5,742,629	0.970		12/03/29	5,489,706

					76,317,428

TOTAL ASSET-BACKED SECURITIES (Cost $194,534,679)					$ 189,248,032

Foreign Debt Obligations – 1.8%
Sovereign – 1.8%
Dominican Republic
DOP	30,000,000	18.500%		02/04/28	$ 621,099
	$700,000	4.500	(c)	01/30/30	633,281
	3,160,000	5.875	(c)	01/30/60	2,714,638
Qatar Government International Bond(c)
	470,000	3.750		04/16/30	536,241
Republic of Egypt(c)
	2,790,000	4.550		11/20/23	2,762,100
Republic of Indonesia
	5,310,000	4.450		02/11/24	5,754,712
Republic of Romania
EUR	1,620,000	3.624	(c)	05/26/30	1,965,675
	230,000	2.000	(c)	01/28/32	240,801
	820,000	3.375	(c)	01/28/50	890,753
	360,000	3.375		01/28/50	391,062
Republic of South Africa
	$670,000	5.750		09/30/49	579,131

Principal Amount		Interest Rate	Maturity Date	Value

Foreign Debt Obligations – (continued)
Sovereign – (continued)
Ukraine Government Bond(c)
EUR	1,550,000	4.375%	01/27/30	$ 1,493,271

TOTAL FOREIGN DEBT OBLIGATIONS (Cost $18,889,939)				$ 18,582,764

Municipal Debt Obligations – 1.0%
Illinois – 0.9%
Illinois State GO Bonds Build America Series 2010(d)
	$4,470,000	7.350%	07/01/35	$ 5,070,991
Illinois State GO Bonds Taxable-Pension Series 2003
	4,280,000	5.100	06/01/33	4,341,846

				9,412,837

Minnesota(b)(d) – 0.1%
Northstar Education Finance, Inc. (Student Loan Asset Backed) Series 2007-1, Class A1 (3M USD LIBOR + 0.000%)
	699,482	0.987	04/28/30	698,664

TOTAL MUNICIPAL DEBT OBLIGATIONS (Cost $9,848,670)				$ 10,111,501

U.S. Treasury Obligations(j) – 0.1%
United States Treasury Bonds
	$10,000	2.750%	11/15/47	$ 13,075
United States Treasury Note
	1,270,000	2.750	02/28/25	1,415,554

TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,274,874)				$ 1,428,629

Units		Expiration Date		Value

Warrant(f) – 0.0%
True Religion Warrant
	2,355	10/27/22		$ —
True Religion Warrant 2
	8,897	10/27/22		—

TOTAL WARRANT (Cost $—)				$ —

Shares		Dividend Rate		Value

Investment Company(k) – 0.8%
Goldman Sachs Financial Square Government Fund - Institutional Shares
	8,827,289	0.155%		$ 8,827,289
(Cost $8,827,289)

TOTAL INVESTMENTS – 143.4% (Cost $1,519,216,686)				$1,496,817,718

LIABILITIES IN EXCESS OF OTHER ASSETS – (43.4)%				(452,754,270)

NET ASSETS – 100.0%				$1,044,063,448

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on June 30, 2020. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(b)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on June 30, 2020.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Pay-in-kind securities.

(f)	Security is currently in default and/or non-income producing.

(g)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(h)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $510,944,273 which represents approximately 48.9% of the Fund’s net assets as of June 30, 2020.

(i)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(j)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(k)	Represents an affiliated issuer.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi Offshore
CNY	— Chinese Yuan Renminbi
COP	— Colombian Peso
DOP	— Dominican Peso
EUR	— Euro
GBP	— British Pound
IDR	— Indonesian Rupiah
ILS	— Israeli Shekel
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
THB	— Thai Baht
TRY	— Turkish Lira
TWD	— Taiwan Dollar
USD	— U.S. Dollar
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
CDO	— Collateralized Debt Obligation
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
CMT	— Constant Maturity Treasury Indexes
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LP	— Limited Partnership
MTA	— Monthly Treasury Average
NIBOR	— Norwegian Interbank Offered Rate
PI	— Private Investment
PLC	— Public Limited Company
REMIC	— Real Estate Mortgage Investment Conduit
SOFR	— Secured Overnight Funding Rate
STRIPS	— Separate Trading of Registered Interest and Principal of Securities
TIIE	— La Tasa de Interbank Equilibrium Interest Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS — At June 30, 2020, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Gain (Loss)

Intelsat Jackson Holdings SA, due 07/14/21	$275,583	$279,201	$3,618

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2020, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC	AUD	7,745,876	USD	5,320,097	09/16/20	$26,733
	BRL	17,622,963	USD	3,183,564	07/02/20	56,811
	CAD	6,696,603	EUR	4,367,484	09/16/20	18,151
	CAD	8,510,257	USD	5,979,454	07/16/20	289,452
	CAD	4,261,734	USD	3,131,670	09/16/20	7,987
	CHF	1,891,968	EUR	1,770,852	09/16/20	8,550
	CHF	1,893,708	USD	1,999,706	09/16/20	3,655
	CNH	184,642,310	USD	25,937,914	09/16/20	65,395
	COP	24,769,483,420	USD	6,478,145	07/06/20	109,473
	EUR	926,957	CAD	1,414,018	09/16/20	1,505
	EUR	888,444	CHF	944,304	09/16/20	898
	EUR	865,349	GBP	785,425	09/16/20	227
	EUR	939,592	NOK	10,112,078	09/16/20	6,564
	EUR	5,691,989	USD	6,286,931	08/12/20	114,140
	EUR	2,543,638	USD	2,859,422	09/16/20	3,264
	GBP	1,659,064	EUR	1,816,357	09/16/20	12,496
	IDR	32,433,768,214	USD	2,169,381	07/20/20	56,741
	ILS	3,647,136	USD	1,046,029	09/16/20	9,047
	INR	163,293,819	USD	2,138,913	07/15/20	18,741
	INR	93,701,597	USD	1,227,907	07/28/20	8,817
	KRW	6,400,411,677	USD	5,299,194	07/15/20	36,236
	KRW	2,271,666,662	USD	1,881,204	09/02/20	12,750
	MXN	107,159,376	USD	4,323,897	07/09/20	332,851
	NOK	9,530,007	EUR	876,337	09/16/20	4,134
	NOK	58,264,420	USD	5,454,938	07/09/20	598,558
	PLN	22,657,000	USD	5,453,102	07/23/20	274,156
	RUB	641,578,201	USD	8,569,804	08/17/20	392,427
	SEK	39,692,967	EUR	3,761,857	09/16/20	30,065
	SEK	9,458,722	USD	1,011,650	09/16/20	4,395
	TRY	66,819,454	USD	9,625,574	07/13/20	95,691
	TRY	9,872,562	USD	1,404,638	09/16/20	5,293
	TWD	62,770,506	USD	2,106,393	07/06/20	30,533
	TWD	65,211,279	USD	2,191,594	07/20/20	34,568
	USD	4,432,610	AUD	6,349,532	09/16/20	49,650
	USD	12,127,003	BRL	63,474,937	07/02/20	455,722
	USD	2,998,916	BRL	15,520,590	08/04/20	149,911
	USD	12,404,560	CAD	16,631,736	09/16/20	151,811
	USD	12,405,548	CLP	9,967,801,336	07/03/20	269,239
	USD	4,401,987	CLP	3,574,214,290	08/27/20	46,921
	USD	1,019,404	CLP	828,163,813	09/16/20	9,990
	USD	2,744,589	COP	10,129,529,523	07/06/20	50,569
	USD	1,058,065	COP	3,948,911,798	07/27/20	9,784
	USD	11,690,395	EUR	10,319,200	09/16/20	76,856
	USD	12,942,803	GBP	10,393,797	07/15/20	62,564
	USD	59,281,459	GBP	46,874,706	09/16/20	1,172,641
	USD	3,111,553	IDR	44,544,509,176	07/20/20	54,199
	USD	1,591,056	ILS	5,463,121	09/16/20	10,636
	USD	8,414,849	JPY	900,942,991	09/16/20	62,141
	USD	3,032,419	MXN	68,254,367	09/17/20	93,453

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

MS & Co. Int. PLC (continued)	USD	6,463,739	NOK	61,333,000	07/09/20	$91,427
	USD	4,743,918	NOK	44,180,467	09/16/20	152,535
	USD	2,857,501	NZD	4,377,091	09/16/20	33,168
	USD	4,253,703	PLN	16,664,415	09/16/20	40,565
	USD	9,540,139	RUB	666,827,263	08/17/20	225,201
	USD	4,924,175	SEK	45,593,485	09/16/20	26,575
	USD	1,057,678	TRY	7,227,536	07/13/20	6,176
	USD	1,045,429	TRY	7,202,376	07/27/20	1,900
	USD	1,052,116	TRY	7,263,491	07/29/20	351
	USD	1,057,678	TRY	7,387,246	09/16/20	2,682
	USD	2,091,374	ZAR	36,476,316	09/16/20	6,062

TOTAL						$5,983,033

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC	AUD	35,003,365	USD	24,446,544	09/16/20	$(284,392)
	BRL	77,094,052	USD	14,936,043	07/02/20	(760,581)
	BRL	11,490,473	USD	2,163,662	08/04/20	(54,438)
	CAD	16,496,097	USD	12,192,651	07/16/20	(41,142)
	CAD	12,718,464	USD	9,465,998	09/16/20	(96,190)
	CHF	8,532,850	USD	9,059,758	09/16/20	(32,829)
	CLP	9,967,801,336	USD	12,589,143	07/03/20	(452,834)
	CLP	5,946,663,939	USD	7,249,377	08/27/20	(3,555)
	CNH	30,052,294	USD	4,236,572	09/16/20	(4,286)
	COP	11,824,039,325	USD	3,196,345	07/06/20	(51,659)
	EUR	1,445,965	CAD	2,227,495	09/16/20	(13,683)
	EUR	1,852,450	CHF	1,982,280	09/16/20	(12,259)
	EUR	876,648	GBP	798,100	09/16/20	(2,769)
	EUR	2,768,320	PLN	12,369,459	09/16/20	(11,726)
	EUR	3,736,370	SEK	39,312,845	09/16/20	(17,918)
	EUR	841,655	USD	955,532	08/12/20	(9,027)
	EUR	40,740,982	USD	46,304,416	09/16/20	(453,288)
	GBP	7,092,140	EUR	7,885,243	09/16/20	(82,429)
	GBP	1,858,000	USD	2,313,661	07/15/20	(11,184)
	GBP	1,700,010	USD	2,134,380	09/16/20	(26,941)
	IDR	72,407,127,344	USD	5,078,947	07/20/20	(109,215)
	IDR	15,244,207,147	USD	1,046,094	08/03/20	(2,966)
	INR	103,606,029	USD	1,374,450	07/28/20	(7,002)
	JPY	228,064,878	AUD	3,119,019	09/16/20	(38,593)
	JPY	113,856,002	GBP	854,717	09/16/20	(3,993)
	JPY	98,865,369	USD	922,707	07/22/20	(6,815)
	JPY	1,592,739,050	USD	14,874,470	09/16/20	(108,071)
	MXN	227,036,450	USD	10,215,869	09/17/20	(439,902)
	NOK	10,323,461	EUR	976,556	09/16/20	(26,196)
	NOK	10,026,554	SEK	9,891,898	09/16/20	(20,583)
	NOK	186,573,257	USD	20,011,009	09/16/20	(621,686)
	PLN	12,433,889	EUR	2,797,462	09/16/20	(4,782)
	RUB	433,684,406	USD	6,210,413	08/17/20	(152,259)
	SEK	30,171,180	USD	3,259,077	09/16/20	(18,124)
	TRY	14,758,933	USD	2,127,240	09/16/20	(19,471)
	USD	3,090,063	AUD	4,530,622	09/16/20	(37,338)
	USD	5,587,435	BRL	31,242,079	07/02/20	(157,118)
	USD	18,351,049	CAD	26,030,120	07/16/20	(823,502)
	USD	1,022,850	CAD	1,388,938	09/16/20	(393)
	USD	8,258,296	CHF	7,882,635	09/16/20	(80,769)
	USD	1,145,262	CLP	942,035,276	08/27/20	(2,578)
	USD	14,195,686	CNH	101,109,223	09/16/20	(43,598)
	USD	6,809,554	COP	26,463,993,221	07/06/20	(228,731)
	USD	2,957,213	COP	11,155,937,429	07/27/20	(4,250)
	USD	285,050	COP	1,135,211,889	08/25/20	(15,562)

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Loss

MS & Co. Int. PLC (continued)	USD	11,804,002	EUR	10,825,818	08/12/20	$(370,446)
	USD	2,298,241	EUR	2,045,199	09/16/20	(3,487)
	USD	2,468,359	IDR	37,484,754,710	07/20/20	(104,444)
	USD	4,249,327	ILS	14,831,374	09/16/20	(41,224)
	USD	4,220,858	INR	322,311,919	07/15/20	(37,955)
	USD	7,970,692	INR	610,576,919	07/28/20	(88,031)
	USD	716,727	JPY	77,866,276	07/22/20	(4,629)
	USD	2,179,161	KRW	2,629,280,673	07/15/20	(12,627)
	USD	2,865,975	KRW	3,523,340,474	09/02/20	(71,536)
	USD	3,017,947	MXN	74,793,942	07/09/20	(232,320)
	USD	1,048,255	MXN	24,444,368	09/17/20	(4,296)
	USD	1,053,099	NOK	10,196,819	09/16/20	(6,588)
	USD	1,075,687	NZD	1,683,932	09/16/20	(10,875)
	USD	5,231,916	PLN	21,738,000	07/23/20	(263,036)
	USD	1,054,206	RUB	76,330,917	08/17/20	(12,064)
	USD	2,214,205	THB	69,349,357	09/16/20	(29,254)
	USD	7,661,290	TRY	55,573,922	07/13/20	(423,913)
	USD	4,365,395	TRY	31,133,385	07/20/20	(154,722)
	USD	1,059,000	TRY	7,350,297	07/27/20	(5,961)
	USD	5,225,883	TRY	37,001,835	09/16/20	(58,465)
	USD	3,229,701	TWD	95,375,027	07/15/20	(23,645)
	USD	5,463,767	TWD	161,808,246	07/20/20	(59,990)
	USD	6,341,406	TWD	186,448,974	08/06/20	(37,978)
	USD	1,169,047	TWD	34,234,367	09/16/20	(7,640)
	ZAR	28,761,713	USD	1,695,219	07/01/20	(37,907)
	ZAR	29,355,521	USD	1,727,128	09/16/20	(48,904)
	ZAR	28,761,713	USD	1,653,782	09/18/20	(9,815)

TOTAL						$(7,558,379)

FUTURES CONTRACTS — At June 30, 2020, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)

Long position contracts:
10 Year U.K. Long Gilt	5	09/28/20	$852,749	$128
10 Year U.S. Treasury Notes	1,003	09/21/20	139,589,391	566,984
20 Year U.S. Treasury Bonds	177	09/21/20	31,605,562	381,629

Total				$948,741

Short position contracts:
Eurodollars	(105)	09/14/20	(26,180,438)	(10,005)
Eurodollars	(3)	12/14/20	(747,825)	(13,571)
Ultra Long U.S. Treasury Bonds	(297)	09/21/20	(64,792,406)	(385,957)
2 Year U.S. Treasury Notes	(1,327)	09/30/20	(293,038,923)	(79,621)
5 Year U.S. Treasury Notes	(2,441)	09/30/20	(306,936,681)	(703,114)
10 Year U.S. Treasury Bonds	(435)	09/21/20	(68,505,703)	(514,448)

Total				$(1,706,716)

TOTAL FUTURES CONTRACTS				$(757,975)

SWAP CONTRACTS — At June 30, 2020, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(a)	0.020%(b)	04/07/31	EUR	1,830	(c)	$31,100	$25,522	$5,578
6M GBP(b)	0.032	06/17/25	GBP	66,870		134,256	(157,522)	291,778
6M EURO(a)	0.050(b)	10/26/31	EUR	2,090	(c)	33,181	17,781	15,400
6M EURO(a)	0.050(b)	05/21/30		58,670	(c)	186,396	(100,798)	287,194
6M EURO(a)	0.053(b)	12/15/30		10,610	(c)	116,024	83,934	32,090

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

6M EURO(a)	0.250%(b)	09/16/30	EUR	47,800	(c)	$2,275,757	$2,061,217	$214,540
6M JYOR(a)	0.250	03/19/30	JPY	1,151,590	(c)	81,729	81,737	(8)
6M GBP(b)	0.270	06/17/25	GBP	90,540		1,518,161	(5,353,789)	6,871,950
6M EURO(a)	0.280(b)	07/06/31	EUR	22,190	(c)	998,280	333,218	665,062
3M LIBOR(d)	0.500(a)	09/16/25		$47,850	(c)	376,129	404,554	(28,425)
3M NIBOR(a)	0.500(b)	09/16/25	NOK	180,460	(c)	(161,982)	(176,393)	14,411
6M CDOR(a)	0.500	09/16/23	CAD	461,750	(c)	(1,506,129)	(1,943,564)	437,435
6M CHFOR(a)	0.500(b)	09/16/27	CHF	98,430	(c)	(594,112)	(553,297)	(40,815)
6M CHFOR(a)	0.500(b)	06/17/30		76,420		(1,646,114)	(982,812)	(663,302)
6M JYOR(a)	0.500	06/20/40	JPY	2,138,610	(c)	145,709	195,274	(49,565)
6M JYOR(a)	0.500	06/20/50		2,242,640	(c)	21,487	220,651	(199,164)
6M AUDOR(a)	0.553	05/16/25	AUD	245,910	(c)	47,568	(734,874)	782,442
3M LIBOR(d)	0.750(a)	09/16/30		$37,260	(c)	340,325	282,365	57,960
3M NIBOR(a)	0.750(b)	09/16/30	NOK	210,580	(c)	(349,110)	(443,441)	94,331
6M CDOR(a)	0.840	06/24/24	CAD	379,630	(c)	69,069	158,864	(89,795)
3M LIBOR(d)	0.845(a)	04/10/50		$52,610	(c)	(300,072)	1,894	(301,966)
6M AUDOR(a)	0.960	04/21/27	AUD	46,700	(c)	142,379	8,540	133,839
3M LIBOR(d)	0.980(a)	05/21/30		$77,240	(c)	112,555	(114,156)	226,711
6M AUDOR(a)	1.000	04/26/28	AUD	120,830	(c)	202,483	(1,401,442)	1,603,925
6M AUDOR(a)	1.250	09/16/27		98,620	(c)	2,769,906	2,658,106	111,800
6M AUDOR(a)	1.500	09/16/30		68,880	(c)	2,729,175	1,940,076	789,099
3M LIBOR(d)	1.750(a)	06/20/50		$2,910	(c)	181,617	138,830	42,787
3M LIBOR(d)	1.750(a)	06/18/30		43,740	(c)	1,694,348	1,215,929	478,419
3M LIBOR(d)	1.750(a)	06/19/40		14,810	(c)	809,508	718,750	90,758
6M AUDOR(a)	1.750	03/19/30	AUD	28,140	(c)	421,623	(547,002)	968,625
6M CDOR(a)	1.750	06/17/50	CAD	22,810		1,624,810	819,305	805,505
6.244%(e)	1M BID Avg	01/02/23	BRL	32,550		(336,008)	—	(336,008)
6.943(f)	1M BID Avg	01/02/23		15,100		(199,476)	—	(199,476)
7.223(f)	1M BID Avg	01/02/23		21,975		(315,293)	—	(315,293)
6M CNY(d)	2.500	06/17/25	CNY	269,480		301,498	219,866	81,632
0.500(d)	3M LIBOR(a)	09/16/23		$262,430	(c)	(2,128,675)	(1,564,525)	(564,150)
0.750(d)	3M LIBOR(a)	09/16/50		15,990	(c)	776,537	1,227,008	(450,471)
0.855(d)	3M LIBOR(a)	04/09/45		50,790	(c)	389,544	1,828	387,716
1.160(d)	3M LIBOR(a)	05/21/35		77,150	(c)	(14,196)	85,230	(99,426)
1M LIBOR(d)	3M LIBOR	07/25/24		312,900		35,796	4,941	30,855
1M BID Avg(f)	4.120	01/03/22	BRL	85,550		301,767	(28,992)	330,759
Mexico IB TIIE 28 Days(f)	4.500	09/15/22	MXN	390,380	(c)	53,574	(10,247)	63,821
1M BID Avg(f)	4.930	01/02/24	BRL	6,410	(c)	2,330	(2,698)	5,028
Mexico IB TIIE 28 Days(f)	5.400	09/11/25	MXN	483,620	(c)	512,041	68,623	443,418
1M BID Avg(f)	5.440	01/03/22	BRL	1,020		8,181	(9,338)	17,519
1M BID Avg(f)	5.750	01/02/23		63,705		561,240	71,404	489,836
1M BID Avg(e)	6.260	01/02/25		30,165		195,766	74,180	121,586
1M BID Avg(f)	6.660	01/02/23		10,840		147,692	17,871	129,821
1.363%(a)	6M AUDOR	04/21/40	AUD	13,540	(c)	159,924	(5,869)	165,793
1.140(a)	6M CDOR	06/24/30	CAD	81,570	(c)	(51,222)	(84,100)	32,878
0.100(a)	6M CHFOR(b)	09/17/30	CHF	13,010	(c)	30,167	(16,866)	47,033
0.000(a)	6M EURO(b)	09/16/27	EUR	91,070	(c)	(2,079,790)	(2,118,976)	39,186
0.250(a)	6M EURO(b)	09/16/23		9,130	(c)	(46,942)	(20,169)	(26,773)
0.250(a)	6M EURO(b)	09/16/30		72,440	(c)	(3,448,867)	(3,264,866)	(184,001)
0.250(a)	6M EURO(b)	06/18/30		55,410	(c)	(796,143)	(1,260,610)	464,467
0.260(a)	6M EURO(b)	05/21/40		28,780	(c)	213,394	116,880	96,514
0.307(a)	6M EURO(b)	05/18/25		184,660	(c)	(214,975)	(26,022)	(188,953)
0.500(a)	6M EURO(b)	09/16/50		3,970	(c)	(634,705)	(593,334)	(41,371)
0.500(a)	6M EURO(b)	09/16/40		800	(c)	(77,353)	(44,345)	(33,008)
0.500(a)	6M EURO(b)	06/20/50		2,680	(c)	(166,859)	(154,946)	(11,913)
0.750(a)	6M EURO(b)	06/19/40		17,020	(c)	(828,874)	(1,082,284)	253,410
1.250(a)	6M EURO(b)	12/19/28		2,630		(398,482)	(67,111)	(331,371)
0.308(b)	6M GBP	06/17/30	GBP	53,730		(1,302,017)	(1,451,454)	149,437
0.400(b)	6M GBP	06/17/40		21,100		(1,078,827)	(1,370,637)	291,810
0.500(a)	6M GBP	03/10/30		68,840	(c)	(75,183)	(1,322,475)	1,247,292

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS (continued)

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)			Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)

0.570%(b)	6M GBP	03/18/30	GBP	25,570		$(1,468,020)	$52,563	$(1,520,583)
1.000(a)	6M GBP	09/16/25		16,070	(c)	(759,090)	(750,379)	(8,711)
1.000(a)	6M GBP	09/16/27		61,240	(c)	(3,746,039)	(3,013,115)	(732,924)
1.000(a)	6M GBP	06/20/50		7,190	(c)	(517,599)	(904,776)	387,177
1.000(a)	6M GBP	06/18/30		32,370	(c)	(1,008,550)	(785,304)	(223,246)
1.000(a)	6M GBP	09/16/30		15,420	(c)	(1,199,166)	(1,377,460)	178,294
1.500(a)	6M GBP	06/19/40		8,300	(c)	(960,061)	(1,073,683)	113,622

TOTAL						$(7,656,905)	$(21,606,730)	$13,949,825

(a)	Payments made semi-annually.
(b)	Payments made annually.
(c)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2020.
(d)	Payments made quarterly.
(e)	Payments made at maturity.
(f)	Payments made monthly.

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

Reference Obligation/Index	Financing Rate Paid by the Fund	Credit Spread at June 30, 2020(a)	Counterparty	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)%	0.135%	Barclays Bank PLC	06/20/21	$10,330	$(91,060)	$9,080	$(100,140)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.135	Citibank NA	06/20/21	2,060	(18,160)	3,888	(22,048)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.135	Deutsche Bank AG (London)	06/20/21	11,160	(98,379)	8,210	(106,589)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.135	JPMorgan Securities, Inc.	06/20/21	3,640	(32,087)	3,670	(35,757)
People’s Republic of China, 7.500%, 10/28/27(b)	(1.000)	0.135	UBS AG (London)	06/20/21	5,910	(52,099)	5,780	(57,879)
Protection Sold:
Markit CMBX Series 10(c)	3.000	7.040%	MS & Co. Int. PLC	11/17/59	1,950	(397,332)	(373,610)	(23,722)
Markit CMBX Series 11(c)	3.000	6.580	MS & Co. Int. PLC	11/18/54	3,000	(612,120)	(860,579)	248,459

TOTAL						$(1,301,237)	$(1,203,561)	$(97,676)

(a)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.
(b)	Payments made quarterly.
(c)	Payments made monthly.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Protection Purchased:
People’s Republic of China, 7.500%, 10/28/27	(1.000)%	0.335%	12/20/23	$5,890	$(138,302)	$(47,725)	$(90,577)
Protection Sold:
CDX.NA.HY Index 34	5.000%	5.148%	06/20/25	64,443	(320,648)	(2,061,290)	1,740,642
CDX.NA.IG Index 34	1.000	0.755	06/20/25	6,275	76,354	67,209	9,145

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS (continued)

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund (a)	Credit Spread at June 30, 2020(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)

Kingdom of Saudi Arabia, 2.375%, 10/26/21	1.000%	0.983%	12/20/24	$3,250	$3,419	$38,863	$(35,444)
Republic of Colombia, 10.375%, 01/28/33	1.000	1.180	12/20/23	12,040	(70,591)	(164,927)	94,336
Republic of Indonesia, 5.875%, 03/13/20	1.000	1.074	06/20/24	8,760	(22,721)	45,414	(68,135)
Russian Federation, 7.500%, 03/31/30	1.000	1.013	12/20/24	1,340	(365)	4,300	(4,665)
State of Qatar, 9.750%, 06/15/30	1.000	0.607	06/20/24	1,330	21,108	22,977	(1,869)
State of Qatar, 9.750%, 06/15/30	1.000	0.678	12/20/24	520	7,617	9,831	(2,214)

TOTAL					$(444,129)	$(2,085,348)	$1,641,219

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

WRITTEN OPTIONS CONTRACTS — At June 30, 2020, the Fund had the following written options:

OVER-THE-COUNTERINTEREST RATE SWAPTIONS

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts
Calls
3M IRS	Citibank NA	0.860%	07/08/2020	(29,600,000)	$(29,600,000)	$(640,053)	$(242,720)	$(397,333)
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(25,550,000)	(25,550,000)	(135,366)	(132,591)	(2,775)
18M IRS	Citibank NA	0.050	10/22/2021	(8,530,000)	(8,530,000)	(300,603)	(240,446)	(60,157)
18M IRS	Deutsche Bank AG (London)	0.050	10/22/2021	(6,630,000)	(6,630,000)	(233,646)	(186,584)	(47,062)
1M IRS	Citibank NA	0.630	07/29/2020	(29,600,000)	(29,600,000)	(186,726)	(210,900)	24,174
1M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(43,000,000)	(43,000,000)	(190,219)	(546,100)	355,881

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
1M IRS	Deutsche Bank AG (London)	0.674%	07/22/2020	(29,600,000)	$(29,600,000)	$(225,963)	$(216,080)	$(9,883)
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(25,550,000)	(25,550,000)	(221,115)	(147,251)	(73,864)
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(25,550,000)	(25,550,000)	(131,523)	(130,244)	(1,279)
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(29,600,000)	(29,600,000)	(235,453)	(235,468)	15
1M IRS	UBS AG (London)	0.172	07/27/2020	(25,550,000)	(25,550,000)	(115,316)	(126,220)	10,904
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(32,000,000)	(32,000,000)	(315,306)	(335,840)	20,534
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(24,000,000)	(24,000,000)	(270,079)	(265,200)	(4,879)
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(6,330,000)	(6,330,000)	(183,146)	(168,727)	(14,419)
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(21,600,000)	(21,600,000)	(233,330)	(219,618)	(13,712)
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(22,200,000)	(22,200,000)	(245,969)	(224,220)	(21,749)
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(44,700,000)	(44,700,000)	(494,709)	(506,228)	11,519
1Y IRS	UBS AG (London)	0.256	08/27/2020	(31,620,000)	(31,620,000)	(112,789)	(506,839)	394,050
3M IRS	JPMorgan Securities, Inc.	0.340	08/13/2020	(35,100,000)	(35,100,000)	(278,725)	(212,605)	(66,120)
3M IRS	JPMorgan Securities, Inc.	0.350	09/28/2020	(79,220,000)	(79,220,000)	(275,404)	(160,510)	(114,894)
6M IRS	BNP Paribas SA	0.350	08/13/2020	(76,940,000)	(76,940,000)	(182,427)	(197,692)	15,265
6M IRS	BofA Securities LLC	0.408	11/23/2020	(27,800,000)	(27,800,000)	(192,493)	(197,380)	4,887
6M IRS	Citibank NA	0.053	12/11/2020	(9,500,000)	(9,500,000)	(194,349)	(148,068)	(46,281)
6M IRS	Deutsche Bank AG (London)	0.395	09/30/2020	(43,000,000)	(43,000,000)	(190,219)	(447,200)	256,981
6M IRS	Deutsche Bank AG (London)	0.395	10/02/2020	(43,000,000)	(43,000,000)	(195,886)	(389,150)	193,264
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(10,190,000)	(10,190,000)	(208,465)	(158,392)	(50,073)
6M IRS	JPMorgan Securities, Inc.	0.350	10/02/2020	(20,840,000)	(20,840,000)	(262,606)	(233,791)	(28,815)
6M IRS	JPMorgan Securities, Inc.	0.350	08/13/2020	(76,940,000)	(76,940,000)	(182,427)	(202,697)	20,270

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Calls (continued)
6M IRS	JPMorgan Securities, Inc.	0.410%	11/23/2020	(37,900,000)	$(37,900,000)	$(264,622)	$(267,195)	$2,573
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(15,340,000)	(15,340,000)	(313,822)	(238,609)	(75,213)
6M IRS	MS & Co. Int. PLC	0.350	10/02/2020	(47,900,000)	(47,900,000)	(614,274)	(542,363)	(71,911)
6M IRS	MS & Co. Int. PLC	0.350	10/21/2020	(35,130,000)	(35,130,000)	(495,693)	(364,013)	(131,680)
6M IRS	UBS AG (London)	0.380	07/02/2021	(30,140,000)	(30,140,000)	(1,884,450)	(1,068,451)	(815,999)

				(1,050,150,000)	$(1,050,150,000)	$(10,207,173)	$(9,469,392)	$(737,781)

Puts
3M IRS	Citibank NA	0.860	07/08/2020	(29,600,000)	(29,600,000)	(2,193)	(242,720)	240,527
6M IRS	MS & Co. Int. PLC	0.129	07/03/2020	(25,550,000)	(25,550,000)	(9,894)	(132,591)	122,697
18M IRS	Citibank NA	0.050	10/22/2021	(8,530,000)	(8,530,000)	(166,136)	(254,283)	88,147
18M IRS	Deutsche Bank AG (London)	0.050	10/22/2021	(6,630,000)	(6,630,000)	(129,131)	(199,966)	70,835
1M IRS	Citibank NA	0.630	07/29/2020	(29,600,000)	(29,600,000)	(233,822)	(210,900)	(22,922)
1M IRS	Deutsche Bank AG (London)	0.674	07/22/2020	(29,600,000)	(29,600,000)	(140,642)	(216,080)	75,438
1M IRS	MS & Co. Int. PLC	0.103	07/13/2020	(25,550,000)	(25,550,000)	(21,810)	(147,251)	125,441
1M IRS	MS & Co. Int. PLC	0.152	07/20/2020	(25,550,000)	(25,550,000)	(78,837)	(130,244)	51,407
1M IRS	MS & Co. Int. PLC	0.695	07/15/2020	(29,600,000)	(29,600,000)	(84,310)	(235,468)	151,158
1M IRS	UBS AG (London)	0.172	07/27/2020	(25,550,000)	(25,550,000)	(125,923)	(126,220)	297
1Y IRS	Deutsche Bank AG (London)	0.448	05/12/2021	(32,000,000)	(32,000,000)	(252,038)	(335,840)	83,802
1Y IRS	Deutsche Bank AG (London)	0.506	04/06/2021	(24,000,000)	(24,000,000)	(139,008)	(265,200)	126,192
1Y IRS	JPMorgan Securities, Inc.	0.020	04/01/2021	(6,330,000)	(6,330,000)	(76,128)	(168,727)	92,599
1Y IRS	JPMorgan Securities, Inc.	0.480	05/19/2021	(21,600,000)	(21,600,000)	(158,751)	(219,618)	60,867
1Y IRS	JPMorgan Securities, Inc.	0.490	05/18/2021	(22,200,000)	(22,200,000)	(157,846)	(224,220)	66,374
1Y IRS	JPMorgan Securities, Inc.	0.500	04/06/2021	(44,700,000)	(44,700,000)	(263,971)	(506,227)	242,256
3M IRS	Deutsche Bank AG (London)	0.600	09/08/2020	(83,200,000)	(83,200,000)	(31,267)	(298,480)	267,213
3M IRS	JPMorgan Securities, Inc.	0.150	09/28/2020	(79,220,000)	(79,220,000)	(64,037)	(154,171)	90,134

GOLDMAN SACHS STRATEGIC INCOME FUND

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS (continued)

Description	Counterparty	Exercise Rate	Expiration Date	Number of Contracts	Notional Amount	Market Value	Premiums Paid (Received) by Fund	Unrealized Appreciation/ (Depreciation)

Written option contracts (continued)
Puts (continued)
6M IRS	BofA Securities LLC	0.408%	11/23/2020	(27,800,000)	$(27,800,000)	$(125,820)	$(197,380)	$71,560
6M IRS	Citibank NA	0.053	12/11/2020	(9,500,000)	(9,500,000)	(91,441)	(148,068)	56,627
6M IRS	JPMorgan Securities, Inc.	0.053	12/11/2020	(10,190,000)	(10,190,000)	(98,083)	(158,392)	60,309
6M IRS	JPMorgan Securities, Inc.	0.410	11/23/2020	(37,900,000)	(37,900,000)	(169,940)	(267,195)	97,255
6M IRS	MS & Co. Int. PLC	0.053	12/11/2020	(15,340,000)	(15,340,000)	(147,652)	(238,609)	90,957
6M IRS	UBS AG (London)	0.380	07/02/2021	(30,140,000)	(30,140,000)	(184,807)	(414,931)	230,124

				(679,880,000)	$(679,880,000)	$(2,953,487)	$(5,492,781)	$2,539,294

TOTAL				(1,730,030,000)	$(1,730,030,000)	$(13,160,660)	$(14,962,173)	$1,801,513

Abbreviations:
1M BID Avg	— 1 Month Brazilian Interbank Deposit Average
1Y IRS	— 1 Year Interest Rate Swaptions
3M IRS	— 3 Month Interest Rate Swaptions
6M IRS	— 6 Month Interest Rate Swaptions
18M IRS	— 18 Month Interest Rate Swaptions
CDX.NA.HY Index 34	— CDX North America High Yield Index 34
CDX.NA.IG Index 34	— CDX North America Investment Grade Index 34
CS International (London)	— Credit Suisse International (London)
MS & Co. Int. PLC	— Morgan Stanley & Co. International PLC
Mexico IB TIIE 28D	— Mexico Interbank TIIE 28 Days

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM and GSAMI day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM and GSAMI regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

Commercial Paper — Commercial paper normally represents short-term unsecured promissory notes issued in bearer form by banks or bank holding companies, corporations, finance companies and other issuers. Commercial paper consists of direct U.S. dollar-denominated obligations of domestic or foreign issuers. Asset-backed commercial paper is issued by a special purpose entity that is organized to issue the commercial paper and to purchase trade receivables or other financial assets.

Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value

Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold. The Funds account for mortgage dollar roll transactions as purchases and sales and realize gains and losses on these transactions

Structured Notes — The values of structured notes are based on the price movements of a reference security or index. Upon termination, a Fund will receive a payment from the issuer based on the value of the referenced instrument (notional amount multiplied by price of the referenced instrument) and record a realized gain or loss. Structured notes that are exchange traded are generally classified as Level 1 of the fair value hierarchy.

Treasury Inflation Protected Securities — TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement, which may result in a realized gain or loss. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on other investments. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM and GSAMI to not represent fair value, equity securities are valued at the last bid price for long positions and at the last ask price for short positions. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price, and are generally classified as Level 2.

Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Private Investments — Private investments may include, but are not limited to, investments in private equity or debt instruments. The investment manager estimates the fair value of private investments based upon various factors, including, but not limited to, transactions in similar instruments, completed or pending third-party transactions in underlying investments or comparable entities, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure, offerings in equity or debt capital markets, and changes in current and projected financial ratios or cash flows.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security . Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security, basket of investments or indices, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM and GSAMI believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM and GSAMI, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investment are classified as Level 3 investments.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2020:

BOND

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$267,052,603	$—
Mortgage-Backed Obligations	—	261,927,094	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	2,960,268	2,381,779	—
Asset-Backed Securities	—	36,378,821	—
Foreign Debt Obligations	—	4,183,934	—
Municipal Debt Obligations	—	9,116,995	—
Investment Company	17,108,415	—	—

Total	$20,068,683	$581,041,226	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(11,704,632)	$—

Total	$—	$(11,704,632)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,342,282	$—
Futures Contracts	193,920	—	—
Interest Rate Swap Contracts	—	3,182,618	—
Credit Default Swap Contracts	—	128,472	—

Total	$193,920	$5,653,372	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(2,960,664)	$—
Futures Contracts(a)	(104,380)	—	—
Interest Rate Swap Contracts(a)	—	(995,892)	—
Credit Default Swap Contracts(a)	—	(272,408)	—
Written option contracts	—	(1,661,647)	—

Total	$(104,380)	$(5,890,611)	$—

CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Corporate Obligations	$—	$766,000,168	$—
Foreign Debt Obligations	19,087,328	17,344,813	—
Asset-Backed Securities	—	122,136,185	—
Mortgage-Backed Obligations	—	731,062,393	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	110,705,586	53,719,951	—
Municipal Debt Obligations	—	23,061,938	—
Investment Company	198,763,202	—	—
Short-term Investments	—	10,002,552	—

Total	$328,556,116	$1,723,328,000	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(27,761,193)	$—

Total	$—	$(27,761,193)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

CORE FIXED INCOME (continued)

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$1,010,994	$—
Futures Contracts	395,316	—	—
Interest Rate Swap Contracts	—	4,032,343	—
Credit Default Swap Contracts	—	259,169	—

Total	$395,316	$5,302,506	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(656,773)	$—
Futures Contracts(a)	(215,453)	—	—
Interest Rate Swap Contracts(a)	—	(1,092,995)	—
Credit Default Swap Contracts(a)	—	(584,562)	—
Written option contracts	—	(2,136,889)	—

Total	$(215,453)	$(4,471,219)	$—

GLOBAL CORE FIXED INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Foreign Sovereign Debt Obligations	$119,110,111	$64,934,009	$—
Corporate Obligations	—	305,240,241	—
Asset-Backed Securities	—	49,020,457	—
Mortgage-Backed Obligations	—	184,065,491	—
U.S. Government Agencies	—	1,824,042	—
Municipal Debt Obligation	—	2,260,689	—
Investment Company	6,667,400	—	—

Total	$125,777,511	$607,344,929	$—

Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(4,239,977)	$—

Total	$—	$(4,239,977)	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$2,405,285	$—
Futures Contracts	1,132,307	—	—
Interest Rate Swap Contracts	—	4,713,531	—
Credit Default Swap Contracts	—	22,379	—

Total	$1,132,307	$7,141,195	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(5,916,432)	$—
Futures Contracts(a)	(569,361)	—	—
Interest Rate Swap Contracts(a)	—	(1,693,707)	—
Credit Default Swap Contracts(a)	—	(443,952)	—
Written option contracts	—	(1,946,573)	—

Total	$(569,361)	$(10,000,664)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$474,629	$—
Corporate Obligations	—	39,375,802	—
Mortgage-Backed Obligations	—	4,748,037	—
U.S. Government Agencies	—	622,250	—
Foreign Debt Obligations	—	5,235,669	—
Investment Company	865,293	—	—

Total	$865,293	$50,456,387	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$11,635	$—
Futures Contracts	64,772	—	—
Interest Rate Swap Contracts	—	4,647	—
Credit Default Swap Contracts	—	1,639	—

Total	$64,772	$17,921	$—

Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(25,578)	$—
Futures Contracts	(25,709)	—	—
Interest Rate Swap Contracts	—	(12,664)	—
Credit Default Swap Contracts	—	(30,353)	—

Total	$(25,709)	$(68,595)	$—

STRATEGIC INCOME

Investment Type	Level 1	Level 2	Level 3

Assets
Fixed Income
Bank Loans	$—	$23,679,741	$—
Corporate Obligations	—	575,130,220	—
Mortgage-Backed Obligations	—	668,865,770	—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	1,428,629	943,772	—
Asset-Backed Securities	—	189,248,032	—
Foreign Debt Obligations	—	18,582,764	—
Municipal Debt Obligations	—	10,111,501	—
Unfunded Loan Commitment(a)	—	3,618	—
Investment Company	8,827,289	—	—

Total	$10,255,918	$1,486,565,418	$—

Derivative Type

Assets(a)
Forward Foreign Currency Exchange Contracts	$—	$5,983,033	$—
Futures Contracts	948,741	—	—
Interest Rate Swap Contracts	—	20,590,543	—
Credit Default Swap Contracts	—	2,092,582	—

Total	$948,741	$28,666,158	$—

Liabilities
Forward Foreign Currency Exchange Contracts(a)	$—	$(7,558,379)	$—
Futures Contracts(a)	(1,706,716)	—	—
Interest Rate Swap Contracts(a)	—	(6,640,718)	—
Credit Default Swap Contracts(a)	—	(549,039)	—
Written option contracts	—	(13,160,660)	—

Total	$(1,706,716)	$(27,908,796)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristics, see the Schedules of Investments.

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates. In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Funds invest. The imposition of exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or from problems in share registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Funds have exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Funds also invest in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an exchange-traded fund (“ETF”), a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Leverage Risk — Leverage creates exposure to potential gains and losses in excess of the initial amount invested. Borrowing and the use of derivatives may result in leverage and may make a Fund more volatile. When a Fund uses leverage, the sum of that Fund’s investment exposure may significantly exceed the amount of assets invested in the Fund, although these exposures may vary over time. Relatively small market movements may result in large changes in the value of a leveraged investment. A Fund will identify liquid assets on its books or otherwise cover transactions that may give rise to such risk, to the extent required by applicable law. The use of leverage may cause a Fund to liquidate portfolio positions to satisfy its obligations or to meet segregation requirements when it may not be advantageous to do so. The use of leverage by a Fund can substantially increase the adverse impact to which the Fund’s investment portfolio may be subject.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments, loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be relatively illiquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and may be relatively illiquid and difficult to value. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, a Fund may not always have direct recourse against a borrower if the borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as a Fund, may not be entitled to rely on the anti-fraud protections of the federal

GOLDMAN SACHS MULTI SECTOR FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2020 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Global Income Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Sector Risk — To the extent a Fund focuses its investments in securities of issuers in one or more sectors (such as the financial services or telecommunications sectors), the Fund may be subjected, to a greater extent than if its investments were diversified across different sectors, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that sector, such as: adverse economic, business, political, environmental or other developments.

Short Position Risk — A Fund may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that a Fund may purchase for investment. Taking short positions involves leverage of a Fund’s assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which a Fund has taken a short position increases, then the Fund will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that a Fund uses the proceeds it receives from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of a Fund to the markets and therefore could magnify changes to a Fund’s NAV.